As filed with the Securities and Exchange Commission on February 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10267

AssetMark Funds

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600 Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2011

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.

AssetMark Large Cap Growth Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 98.41%
	Aerospace & Defense - 3.31%
12,900	Boeing Co.	$841,854
18,200	General Dynamics Corp.	1,291,472
23,800	Honeywell International, Inc.	1,265,208
8,000	Precision Castparts Corp. (a)	1,113,680
5,700	TransDigm Group, Inc. (b)	410,457
25,000	United Technologies Corp.	1,968,000

		6,890,671
	Air Freight & Logistics - 1.05%
19,110	Expeditors International of Washington (a)	1,043,406
12,280	FedEx Corp.	1,142,163

		2,185,569

	Airlines - 0.50%
53,700	Delta Air Lines, Inc. (b)	676,620
15,080	United Continental Holdings, Inc. (a)(b)	359,206

		1,035,826

	Auto Components - 1.46%
31,100	Johnson Controls, Inc.	1,188,020
35,010	TRW Automotive Holdings Corp. (b)	1,845,027

		3,033,047

	Automobiles - 1.35%
115,350	Ford Motor Co. (a)(b)	1,936,727
23,500	General Motors Co. (b)	866,210

		2,802,937

	Beverages - 3.03%
12,760	Anheuser-Busch InBev NV (a)	728,468
21,400	Coca-Cola Enterprises, Inc.	535,642
22,900	Dr. Pepper Snapple Group, Inc.	805,164
35,000	PepsiCo, Inc.	2,286,550
29,220	The Coca-Cola Company (a)	1,921,799

		6,277,623

	Biotechnology - 2.96%
3,640	Alexion Pharmaceuticals, Inc. (a)(b)	293,202
14,600	Amgen, Inc. (b)	801,540
28,080	Celgene Corp. (b)	1,660,651
58,100	Gilead Sciences, Inc. (b)	2,105,544
22,700	Regeneron Pharmaceuticals (a)(b)	745,241
14,900	Vertex Pharmaceuticals, Inc. (b)	521,947

		6,128,125
	Capital Markets - 2.83%
18,900	Ameriprise Financial, Inc.	1,087,695
1,460	Blackrock, Inc.	278,247
10,420	Franklin Resources, Inc.	1,158,808
5,400	Goldman Sachs Group, Inc.	908,064
12,400	Lazard Ltd. (a)	489,676
9,000	Northern Trust Corp.	498,690
14,150	T. Rowe Price Group, Inc.	913,241
32,540	The Charles Schwab Corp. (a)	556,759

		5,891,180

Number of Shares		Value

	Chemicals - 1.49%
5,400	CF Industries Holdings, Inc. (a)	$729,810
6,000	FMC Corp.	479,340
17,600	Monsanto Co.	1,225,664
7,050	Praxair, Inc.	673,064

		3,107,878

	Commercial Banks - 1.38%
92,500	Wells Fargo & Co.	2,866,575

	Communications Equipment - 4.00%
4,070	Acme Packet, Inc. (a)(b)	216,361
102,970	Cisco Systems, Inc. (b)	2,083,083
1,690	F5 Networks, Inc. (a)(b)	219,970
42,360	Juniper Networks, Inc. (b)	1,563,931
85,640	Qualcomm, Inc.	4,238,325

		8,321,670

	Computers & Peripherals - 10.49%
34,660	Apple, Inc. (b)	11,179,930
93,060	EMC Corp. (a)(b)	2,131,074
63,490	Hewlett Packard Co.	2,672,929
26,680	International Business Machines Corp.	3,915,557
34,690	NetApp, Inc. (a)(b)	1,906,562

		21,806,052

	Construction & Engineering - 0.38%
11,800	Fluor Corp. (a)	781,868

	Consumer Finance - 0.39%
18,840	American Express Co.	808,613

	Diversified Financial Services - 0.74%
6,350	IntercontinentalExchange, Inc. (a)(b)	756,603
18,670	JPMorgan Chase & Co.	791,981

		1,548,584
	Electric Utilities - 0.19%

5,600	Entergy Corp.	396,648

	Electrical Equipment - 2.02%
31,500	Agilent Technologies, Inc. (a)(b)	1,305,045
15,690	AMETEK, Inc. (a)	615,833
19,700	Cooper Industries Plc	1,148,312
9,230	Emerson Electric Co.	527,679
8,280	Rockwell Automation, Inc.	593,759

		4,190,628

	Energy Equipment & Services - 2.98%
10,710	Baker Hughes, Inc.	612,291
29,660	Halliburton Co.	1,211,018
12,200	National-Oilwell Varco, Inc.	820,450
26,300	Noble Corp. (a)	940,751
31,380	Schlumberger Ltd.	2,620,230

		6,204,740

	Food & Staples Retailing - 1.73%
14,060	Costco Wholesale Corp. (a)	1,015,273
26,200	CVS Caremark Corporation (a)	910,974
31,170	Wal-Mart Stores, Inc.	1,680,998

		3,607,245

	Health Care Equipment & Supplies - 1.75%
36,200	Covidien Plc	1,652,893
9,060	ResMed, Inc. (a)(b)	313,838
15,800	St. Jude Medical, Inc. (b)	675,450
11,300	Stryker Corp. (a)	606,810
5,740	Varian Medical Systems, Inc. (b)	397,667

		3,646,658

Number of Shares		Value

	Health Care Providers & Services - 1.91%
16,300	Aetna, Inc.	$497,313
22,370	AmerisourceBergen Corp.	763,264
9,020	Express Scripts, Inc. (a)(b)	487,531
10,100	McKesson Corp.	710,838
28,100	UnitedHealth Group, Inc.	1,014,691
8,900	Wellpoint, Inc. (b)	506,054

		3,979,691

	Hotels, Restaurants & Leisure - 1.53%
12,200	Carnival Corp.	562,542
1,700	Chipotle Mexican Grill, Inc. (a)(b)	361,522
16,570	Darden Restaurants, Inc. (a)	769,511
22,860	Marriott International, Inc. (a)	949,604
7,010	McDonald’s Corp.	538,088

		3,181,267

	Household Products - 0.66%
3,910	Church & Dwight, Inc.	269,868
17,150	Procter & Gamble Co.	1,103,260

		1,373,128

	Industrial Conglomerates - 1.70%
33,000	3M Co.	2,847,900
37,000	General Electric Co.	676,730

		3,524,630

	Insurance - 0.81%
11,950	Aflac, Inc.	674,339
37,900	Hartford Financial Services Group, Inc.	1,003,971

		1,678,310

	Internet & Catalog Retail - 3.51%
14,730	Amazon.com, Inc. (b)	2,651,399
12,650	Netflix, Inc. (a)(b)	2,222,605
6,050	Priceline.com, Inc. (a)(b)	2,417,278

		7,291,282

	Internet Software & Services - 3.83%
12,400	Akamai Technologies, Inc. (b)	583,420
49,000	eBay, Inc. (b)	1,363,670
8,030	Google, Inc. (b)	4,769,579
6,800	MercadoLibre, Inc. (a)(b)	453,220
24,400	Verisign, Inc. (a)(b)	797,148

		7,967,037

	IT Services - 1.73%
19,100	Accenture Plc	926,159
14,520	Cognizant Technology Solutions Corp. (b)	1,064,171
4,690	Mastercard, Inc.	1,051,076
8,030	Visa, Inc. (a)	565,151

		3,606,557

	Leisure Equipment & Products - 0.40%
33,000	Mattel, Inc.	839,190

	Life Sciences Tools & Services - 0.71%
14,500	Thermo Fisher Scientific, Inc. (b)	802,720
8,600	Waters Corp. (b)	668,306

		1,471,026

	Machinery - 5.03%
15,700	Caterpillar, Inc. (a)	1,470,462
11,030	Cummins, Inc. (a)	1,213,410
16,800	Deere & Co.	1,395,240
30,185	Dover Corp. (a)	1,764,313
6,890	Flowserve Corp.	821,426
20,900	Illinois Tool Works, Inc.	1,116,060

Number of Shares		Value

12,600	Navistar International Corp. (b)	$729,666
15,740	Paccar, Inc.	903,791
12,300	Parker Hannifin Corp.	1,061,490

		10,475,858

	Media - 1.19%
37,700	News Corp.	548,912
10,000	Omnicom Group, Inc.	458,000
13,590	Scripps Networks Interactive, Inc.	703,283
20,100	The Walt Disney Co. (a)	753,951

		2,464,146

	Metals & Mining - 2.55%
6,010	BHP Billiton Ltd. (a)	558,449
24,610	Freeport-McMoran Copper & Gold, Inc.	2,955,414
11,720	Goldcorp, Inc.	538,886
13,100	Newmont Mining Corp.	804,733
3,370	Walter Energy, Inc. (a)	430,821

		5,288,303

	Multiline Retail - 2.22%
28,000	Big Lots, Inc. (b)	852,880
22,410	Kohls Corp. (a)(b)	1,217,759
42,490	Target Corp.	2,554,924

		4,625,563

	Oil & Gas - 7.25%
10,600	Apache Corp.	1,263,838
10,800	Chevron Corp.	985,500
8,360	Concho Resources, Inc. (a)(b)	732,921
86,700	Exxon Mobil Corp.	6,339,503
10,935	Hess Corp.	836,965
4,360	Noble Energy, Inc.	375,309
17,800	Occidental Petroleum Corp. (a)	1,746,180
13,200	Peabody Energy Corp.	844,536
27,600	Suncor Energy, Inc. (a)	1,056,804
18,700	Ultra Petroleum Corp. (a)(b)	893,299

		15,074,855

	Personal Products - 0.30%
7,700	The Estee Lauder Cos., Inc.	621,390

	Pharmaceuticals - 2.18%
18,910	Allergan, Inc.	1,298,550
39,300	Mylan Laboratories, Inc. (a)(b)	830,409
15,200	Salix Pharmaceuticals, Inc. (a)(b)	713,792
6,490	Shire Plc (a)	469,746
23,530	Teva Pharmaceutical Industries, Ltd.	1,226,619

		4,539,116

	Road & Rail - 1.02%
6,810	CSX Corp.	439,994
29,580	J.B. Hunt Transport Services, Inc.	1,207,160
5,000	Union Pacific Corp.	463,300

		2,110,454

	Semiconductor & Semiconductor Equipment - 3.36%
15,400	Analog Devices, Inc. (a)	580,118
66,150	Broadcom Corp.	2,880,832
3,700	Cree, Inc. (a)(b)	243,793
41,100	Intel Corp.	864,333
29,290	Marvell Technology Group Ltd. (b)	543,330
25,500	Skyworks Solutions, Inc. (a)(b)	730,065
34,900	Texas Instruments, Inc. (a)	1,134,250

		6,976,721

Number of Shares		Value

	Software - 6.56%
61,000	Activision Blizzard, Inc.	$758,840
19,640	Autodesk, Inc. (b)	750,248
19,100	BMC Software, Inc. (b)	900,374
18,450	Check Point Software Technologies Ltd. (a)(b)	853,497
17,660	Citrix Systems, Inc. (a)(b)	1,208,121
6,180	Factset Research Systems, Inc.	579,437
5,780	Intuit, Inc. (a)(b)	284,954
74,650	Microsoft Corp.	2,084,228
160,270	Oracle Corp. (a)	5,016,450
4,500	Salesforce.com, Inc. (a)(b)	594,000
6,800	VMware, Inc. (a)(b)	604,588

		13,634,737

	Specialty Retail - 2.62%
15,600	Abercrombie & Fitch Co. (a)	899,028
13,880	Limited Brands, Inc.	426,532
52,000	Lowe’s Companies, Inc.	1,304,160
15,800	Ross Stores, Inc. (a)	999,350
37,500	The Gap, Inc.	830,250
7,390	Tiffany & Co. (a)	460,175
15,000	Urban Outfitters, Inc. (a)(b)	537,150

		5,456,645

	Textiles, Apparel & Luxury Goods - 0.96%
14,740	Nike, Inc. (a)	1,259,091
8,500	VF Corp. (a)	732,530

		1,991,621

	Tobacco - 1.95%
110,400	Altria Group, Inc.	2,718,048
22,900	Philip Morris International, Inc.	1,340,337

		4,058,385

	Wireless Telecommunication Services - 0.40%
16,220	American Tower Corp. (b)	837,601

	Total Common Stocks (Cost $151,264,454)	204,599,650

	INVESTMENT COMPANIES - 0.21%
	Exchange Traded Funds - 0.21%
7,600	iShares Russell 1000 Growth Index Fund	435,176

	Total Investment Companies (Cost $435,746)	435,176

	SHORT TERM INVESTMENTS - 1.26%
	Money Market Funds - 1.26%
2,624,358	Federated Prime Obligations Fund
	Effective Yield, 0.17%	2,624,358

	Total Short Term Investments (Cost $2,624,358)	2,624,358

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 22.23%
	Money Market Funds - 22.23%
46,208,927	Mount Vernon Prime Portfolio Effective Yield, 0.29%	46,208,927
86,769	Reserve Primary Fund (c)	314

	Total Money Market Funds (Cost $46,295,696)	46,209,241

Principal Amount		Value

	Cash - 0.00%
$6,127	Cash	$6,127

	Total Cash (Cost $6,127)	6,127

	Total Investments Purchased as Securities Lending Collateral (Cost $46,301,823)	46,215,368

	Total Investments (Cost $200,626,381) - 122.11%	253,874,552
	Liabilities in Excess of Other Assets -(22.11)%	(45,964,111)

	TOTAL NET ASSETS - 100.00%	$207,910,441

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-Income producing.
(c)	As of December 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $314, which
	represents 0.00% of total net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$200,626,381

Gross unrealized appreciation	54,264,550
Gross unrealized depreciation	(1,016,379)

Net unrealized appreciation	$53,248,171

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, preferred stocks, and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and othe market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

AssetMark Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$204,599,650	$—	$—	$204,599,650

Investment Companies	435,176	—	—	435,176

Short Term Investments	2,624,358	—	—	2,624,358

Investments Purchased as Securities Lending Collateral	46,215,054	—	314	46,215,368

Total Investments in Securities	$253,874,238	$—	$314	$253,874,552

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments Purchased as Securities Lending Collateral

Balance as of March 31, 2010	$6,799,634
Accrued discounts/(amortization of premiums), net	—
Realized loss	(6,962,561)
Change in unrealized appreciation	5,452,925
Net sales	(5,289,684)
Transfers in and/or (out) of Level 3	—

Balance as of December 31, 2010	$314

Change in unrealized appreciation during the period for Level 3 investments held at December 31, 2010.	$27,524

AssetMark Large Cap Value Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 95.69%
	Aerospace & Defense - 2.90%
5,190	Lockheed Martin Corp.	$362,833
42,900	Northrop Grumman Corp. (a)	2,779,062
13,985	Raytheon Co.	648,065
23,435	United Technologies Corp.	1,844,803

		5,634,763

	Air Freight & Logistics - 0.53%
11,100	FedEx Corp.	1,032,411

	Automobiles - 0.48%
26,990	Harley Davidson, Inc. (a)	935,743

	Beverages - 2.44%
11,620	Diageo Plc	863,715
34,900	Molson Coors Brewing Co.	1,751,630
20,750	PepsiCo, Inc.	1,355,598
11,570	The Coca-Cola Company	760,959

		4,731,902

	Biotechnology - 0.12%
4,255	Amgen, Inc. (b)	233,600

	Capital Markets - 2.69%
8,890	Ameriprise Financial, Inc.	511,620
5,800	Goldman Sachs Group, Inc.	975,328
28,400	Morgan Stanley	772,764
18,000	State Street Corp.	834,120
70,645	The Bank of New York Mellon Corp.	2,133,479

		5,227,311

	Chemicals - 1.27%
11,235	Air Products & Chemicals, Inc.	1,021,823
3,960	Monsanto Co.	275,774
13,900	PPG Industries, Inc. (a)	1,168,573

		2,466,170

	Commercial Banks - 4.51%
31,860	PNC Financial Services Group, Inc. (a)	1,934,539
37,805	U.S. Bancorp	1,019,601
187,355	Wells Fargo & Co.	5,806,131

		8,760,271

	Commercial Services & Supplies - 0.46%
36,045	Iron Mountain, Inc.	901,485

	Communications Equipment - 0.32%
30,635	Cisco Systems, Inc. (b)	619,746

	Computers & Peripherals - 1.70%
32,000	Hewlett Packard Co.	1,347,200
13,300	International Business Machines Corp.	1,951,908

		3,299,108

	Construction & Engineering - 0.32%
9,495	Fluor Corp. (a)	629,139

	Consumer Finance - 1.17%
52,880	American Express Co.	2,269,610

	Containers & Packaging - 0.66%
50,450	Sealed Air Corp.	1,283,953

Number of Shares		Value

	Diversified Financial Services - 2.29%
57,400	Bank of America Corporation	$765,716
79,410	JPMorgan Chase & Co.	3,368,572
11,600	Moodys Corp. (a)	307,864

		4,442,152

	Diversified Telecommunication Services - 3.58%
95,200	AT&T, Inc. (a)	2,796,976
44,400	CenturyTel, Inc. (a)	2,049,948
58,700	Verizon Communications, Inc. (a)	2,100,286

		6,947,210

	Electric Utilities - 2.38%
48,700	American Electric Power Company, Inc.	1,752,226
74,400	Edison International	2,871,840

		4,624,066

	Electronic Equipment & Instruments - 0.46%
21,510	Agilent Technologies, Inc. (a)(b)	891,159

	Energy Equipment & Services - 1.18%
27,100	Diamond Offshore Drilling, Inc. (a)	1,812,177
6,842	Transocean Ltd. (a)(b)	475,587

		2,287,764

	Food & Staples Retailing - 5.41%
42,230	Costco Wholesale Corp. (a)	3,049,428
112,698	CVS Caremark Corporation	3,918,510
75,900	Safeway, Inc. (a)	1,706,991
30,480	SYSCO Corp. (a)	896,112
17,280	Wal-Mart Stores, Inc.	931,910

		10,502,951

	Food Products - 1.75%
111,505	Conagra Foods, Inc.	2,517,783
24,935	General Mills, Inc.	887,437

		3,405,220

	Health Care Equipment & Supplies - 2.13%
23,215	Baxter International, Inc.	1,175,143
7,270	Becton Dickinson & Co.	614,460
63,025	Medtronic, Inc.	2,337,598

		4,127,201

	Health Care Providers & Services - 1.96%
29,500	CIGNA Corp.	1,081,469
17,940	Express Scripts, Inc. (a)(b)	969,657
14,615	Quest Diagnostics, Inc.	788,772
26,880	UnitedHealth Group, Inc.	970,637

		3,810,535

	Hotels, Restaurants & Leisure - 1.00%
25,285	McDonald’s Corp.	1,940,877

	Household Products - 2.29%
36,290	Kimberly Clark Corp.	2,287,722
33,480	Procter & Gamble Co.	2,153,768

		4,441,490

	Industrial Conglomerates - 2.06%
21,535	3M Co.	1,858,471
106,200	General Electric Co.	1,942,397
4,622	Tyco International Ltd.	191,536

		3,992,404

	Insurance - 9.81%
58,300	Allstate Corp. (a)	1,858,604
10,170	Assurant, Inc.	391,748
24,280	Berkshire Hathaway, Inc. (a)(b)	1,945,071
7,990	Chubb Corp. (a)	476,524

Number of Shares		Value

67,880	Loews Corp.	$2,641,211
70,275	Marsh & McLennan Cos., Inc.	1,921,319
43,200	Metlife, Inc.	1,919,808
71,050	Progressive Corp. (a)	1,411,764
46,990	Prudential Financial, Inc.	2,758,782
12,511	Transatlantic Holdings, Inc.	645,818
55,295	Travelers Companies, Inc. (a)	3,080,483

		19,051,132

	Internet Software & Services - 0.32%
1,060	Google, Inc. (b)	629,608

	IT Services - 0.21%
5,835	Alliance Data Systems Corp. (a)(b)	414,460

	Machinery - 1.71%
18,405	Dover Corp. (a)	1,075,772
19,665	Illinois Tool Works, Inc.	1,050,111
13,735	Parker Hannifin Corp.	1,185,331

		3,311,214

	Media - 2.30%
67,600	CBS Corp.	1,287,780
17,600	Grupo Televisa, SA (b)	456,368
84,000	Time Warner, Inc.	2,702,280

		4,446,428

	Metals & Mining - 0.66%
10,700	Freeport-McMoran Copper & Gold, Inc.	1,284,963

	Multi-Utilities - 0.59%
26,595	Dominion Resources, Inc. (a)	1,136,138

	Office Electronics - 0.98%
165,800	Xerox Corp.	1,910,016

	Oil & Gas - 16.71%
29,895	Anadarko Petroleum Corp. (a)	2,276,803
34,730	Apache Corp.	4,140,858
38,280	Canadian Natural Resource Ltd.	1,700,398
70,900	Chesapeake Energy Corp.	1,837,019
43,000	Chevron Corp.	3,923,750
45,900	ConocoPhillips	3,125,790
48,235	Devon Energy Corp.	3,786,930
25,810	EOG Resources, Inc. (a)	2,359,292
15,130	Exxon Mobil Corp.	1,106,306
53,300	Marathon Oil Corp.	1,973,699
51,530	Occidental Petroleum Corp. (a)	5,055,093
49,900	Valero Energy Corp. (a)	1,153,688

		32,439,626

	Pharmaceuticals - 9.81%
43,285	Abbott Laboratories	2,073,784
50,100	Eli Lilly & Co. (a)	1,755,504
83,050	Johnson & Johnson	5,136,643
132,745	Merck & Co., Inc.	4,784,130
303,000	Pfizer, Inc.	5,305,529

		19,055,590

	Professional Services - 0.60%
14,150	The Dun & Bradstreet Corporation	1,161,574

	Semiconductor & Semiconductor Equipment - 1.82%
46,400	Intel Corp.	975,792
25,305	KLA-Tencor Corp.	977,785
15,210	Linear Technology Corp. (a)	526,114
32,430	Texas Instruments, Inc. (a)	1,053,975

		3,533,666

Number of Shares		Value

	Software - 1.86%
128,910	Microsoft Corp.	$3,599,168
	Specialty Retail - 0.99%
19,180	Bed Bath & Beyond, Inc. (a)(b)	942,697
44,600	The Gap, Inc.	987,444

		1,930,141

	Tobacco - 1.26%
73,700	Altria Group, Inc.	1,814,494
10,800	Philip Morris International, Inc.	632,124

		2,446,618

	Total Common Stocks (Cost $140,879,509)	185,788,583

	REAL ESTATE INVESTMENT TRUSTS - 1.87%
	Real Estate Investment Trusts - 1.87%
142,100	Annaly Capital Management, Inc. (a)	2,546,432
10,831	Simon Property Group, Inc. (a)	1,077,576

	Total Real Estate Investment Trusts (Cost $2,806,557)	3,624,008

	SHORT TERM INVESTMENTS - 2.42%
	Money Market Funds - 2.42%
4,697,850	Federated Prime Obligations Fund
	Effective Yield, 0.17%	4,697,850

	Total Short Term Investments (Cost $4,697,850)	4,697,850

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 24.74%
	Money Market Funds - 24.74%
48,039,786	Mount Vernon Prime Portfolio	48,039,786
	Effective Yield, 0.29%
99,284	Reserve Primary Fund (c)	359

	Total Money Market Funds (Cost $48,139,070)	48,040,145

Principal Amount

	Cash - 0.00%
$6,369	Cash	6,369

	Total Cash (Cost $6,369)	6,369

	Total Investments Purchased as Securities Lending Collateral (Cost $48,145,439)	48,046,514

	Total Investments (Cost $196,529,355) - 124.72%	242,156,955
	Liabilities in Excess of Other Assets - (24.72)%	(48,002,063)

	TOTAL NET ASSETS - 100.00%	$194,154,892

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-Income producing.
(c)	As of December 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $359 which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$196,529,355

Gross unrealized appreciation	47,477,075
Gross unrealized depreciation	(1,849,475)

Net unrealized appreciation	$45,627,600

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, preferred stocks, and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and othe market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

AssetMark Large Cap Value Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$185,788,583	$—	$—	$185,788,583

Real Estate Investment Trusts	3,624,008	—	—	3,624,008

Short Term Investments	4,697,850	—	—	4,697,850

Investments Purchased as Securities Lending Collateral	48,046,155	—	359	48,046,514

Total Investments in Securities	$242,156,596	$—	$359	$242,156,955

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$6,234,228
Accrued discounts/(amortization of premiums), net	—
Realized loss	(6,383,606)
Change in unrealized appreciation	5,005,758
Net sales	(4,856,021)
Transfers in and/or (out) of Level 3	—

Balance as of December 31, 2010	$359

Change in unrealized appreciation during the period for Level 3 investments held at December 31, 2010.	$31,494

AssetMark Small/Mid Cap Growth Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 97.88%
	Aerospace & Defense - 2.14%
6,212	BE Aerospace, Inc. (a)(b)	$230,030
2,736	HEICO Corp. (a)	139,618
4,829	TransDigm Group, Inc. (a)(b)	347,737
1,781	Triumph Group, Inc.	159,239

		876,624

	Air Freight & Logistics - 0.41%
4,780	Hub Group, Inc. (b)	167,969

	Auto Components - 3.26%
3,100	Autoliv, Inc. (a)	244,714
2,800	Lear Corp. (b)	276,388
4,071	Tenneco, Inc. (a)(b)	167,562
5,800	TRW Automotive Holdings Corp. (b)	305,660
5,600	WABCO Holdings, Inc. (a)(b)	341,208

		1,335,532

	Beverages - 0.26%
4,800	Constellation Brands, Inc. (b)	106,320

	Biotechnology - 0.23%
4,400	Cubist Pharmaceuticals, Inc. (b)	94,160

	Capital Markets - 1.11%
4,593	Affiliated Managers Group (a)(b)	455,717

	Chemicals - 2.82%
3,434	Albemarle Corp.	191,549
4,400	Ashland, Inc.	223,784
5,000	International Flavors & Fragrances, Inc. (a)	277,950
5,400	Kronos Worldwide, Inc. (a)	229,446
1,300	Lubrizol Corp.	138,944
2,800	Valspar Corp.	96,544

		1,158,217

	Commercial Services & Supplies - 1.22%
5,700	Avery Dennison Corp. (a)	241,338
1,900	Consolidated Graphics, Inc. (b)	92,017
8,306	Higher One Holdings, Inc. (a)(b)	168,030

		501,385

	Communications Equipment - 5.78%
6,591	Acme Packet, Inc. (a)(b)	350,378
13,559	Aruba Networks, Inc. (a)(b)	283,112
15,225	Emulex Corp. (b)	177,524
13,389	Finisar Corp. (a)(b)	397,519
10,300	Oplink Communications, Inc. (b)	190,241
24,278	Riverbed Technology, Inc. (b)	853,857
13,900	Seachange International, Inc. (b)	118,845

		2,371,476

	Computers & Peripherals - 0.84%
6,200	Lexmark International, Inc. (b)	215,884
4,400	Synaptics, Inc. (a)(b)	129,272

		345,156

	Construction & Engineering - 0.62%
8,300	KBR, Inc.	252,901

Number of Shares		Value

	Construction Materials - 0.73%
3,260	Martin Marietta Materials, Inc. (a)	$300,702

	Containers & Packaging - 1.15%
3,600	Ball Corp.	244,980
8,900	Sealed Air Corp.	226,505

		471,485

	Diversified Consumer Services - 0.95%
6,541	Sotheby’s (a)	294,345
2,500	Weight Watchers International, Inc.	93,725

		388,070

	Diversified Financial Services - 1.72%
7,940	MSCI, Inc. (b)	309,342
5,257	Portfolio Recovery Associates, Inc. (a)(b)	395,327

		704,669

	Electrical Equipment - 4.74%
3,604	Acuity Brands, Inc. (a)	207,843
4,540	American Superconductor Corp. (a)(b)	129,799
11,636	AMETEK, Inc.	456,713
9,915	Graftech International Ltd. (b)	196,714
8,300	GT Solar International, Inc. (a)(b)	75,696
3,789	Polypore International, Inc. (a)(b)	154,326
1,100	Regal Beloit Corp.	73,436
8,545	Roper Industries, Inc. (a)	653,094

		1,947,621

	Electronic Equipment & Instruments - 1.03%
3,900	Itron, Inc. (b)	216,255
20,200	Power-One, Inc. (a)(b)	206,040

		422,295

	Energy Equipment & Services - 2.19%
3,003	Carbo Ceramics, Inc.	310,931
3,555	Lufkin Industries, Inc. (a)	221,796
10,444	Rowan Companies, Inc. (b)	364,600

		897,327

	Food & Staples Retailing - 1.84%
5,500	PriceSmart, Inc.	209,165
2,724	The Fresh Market, Inc. (b)	112,229
11,915	United Natural Foods, Inc. (b)	437,042

		758,436

	Food Products - 1.61%
14,061	Green Mountain Coffee Roasters, Inc. (a)(b)	462,044
11,400	Tyson Foods, Inc.	196,308

		658,352

	Gas Utilities - 0.45%
10,600	Questar Corp.	184,546

	Health Care Equipment & Supplies - 1.68%
5,773	Nxstage Medical, Inc. (b)	143,632
5,722	The Cooper Companies, Inc.	322,378
6,014	Zoll Medical Corp. (a)(b)	223,901

		689,911

	Health Care Providers & Services - 3.57%
3,986	Air Methods Corp. (b)	224,292
8,400	Health Net, Inc. (b)	229,236
7,800	HealthSpring, Inc. (b)	206,934
3,972	HMS Holdings Corp. (b)	257,266
7,263	IPC The Hospitalist Co, Inc. (a)(b)	283,330
2,400	Magellan Health Services, Inc. (b)	113,472
5,729	PerkinElmer, Inc.	147,923

		1,462,453

Number of Shares		Value

	Health Care Technology - 1.05%
4,712	athenahealth, Inc. (a)(b)	$193,098
5,551	SXC Health Solutions Corp. (b)	237,916

		431,014

	Hotels, Restaurants & Leisure - 3.01%
9,900	AFC Enterprises, Inc. (b)	137,610
1,215	Chipotle Mexican Grill, Inc. (a)(b)	258,382
1,700	Cracker Barrel Old Country Store, Inc. (a)	93,109
5,342	Home Inns & Hotels Management, Inc. (a)(b)	218,808
38,000	Krispy Kreme Doughnuts, Inc. (b)	265,240
2,600	Panera Bread Co. (a)(b)	263,146

		1,236,295

	Insurance - 0.21%
1,700	Transatlantic Holdings, Inc.	87,754

	Internet & Catalog Retail - 0.96%
11,201	Shutterfly, Inc. (a)(b)	392,371

	Internet Software & Services - 4.28%
2,600	Akamai Technologies, Inc. (b)	122,330
4,896	Constant Contact, Inc. (a)(b)	151,727
11,738	GSI Commerce, Inc. (b)	272,322
7,444	LogMeIn, Inc. (b)	330,067
2,878	OpenTable, Inc. (a)(b)	202,841
7,900	Verisign, Inc. (a)(b)	258,093
8,180	WebMD Health Corp. (a)(b)	417,671

		1,755,051

	IT Services - 2.09%
7,560	Gartner, Inc. (b)	250,991
6,653	iGATE Corp. (a)	131,131
4,800	Syntel, Inc.	229,392
6,401	VeriFone Holdings, Inc. (a)(b)	246,823

		858,337

	Machinery - 4.44%
5,250	Astec Industries, Inc. (b)	170,153
6,050	Esco Technologies, Inc. (a)	228,932
2,892	IDEX Corp.	113,135
1,500	Joy Global, Inc.	130,125
8,000	Oshkosh Corp. (b)	281,920
6,300	Pall Corp.	312,354
7,316	Robbins & Myers, Inc. (a)	261,766
2,300	Timken Co.	109,779
10,600	Trimas Corp. (b)	216,876

		1,825,040

	Media - 1.00%
11,035	Cinemark Holdings, Inc. (a)	190,243
6,800	Valassis Communications, Inc. (b)	219,980

		410,223

	Metals & Mining - 1.11%
5,000	Alliance Holdings Group L.P.	239,950
6,500	Natural Resource Partners L.P.	215,800

		455,750

	Multiline Retail - 1.26%
5,050	Dollar Tree, Inc. (b)	283,204
4,700	Family Dollar Stores, Inc.	233,637

		516,841

	Oil & Gas - 3.27%
1,500	Alliance Resource Partners L.P. (a)	98,640
8,867	Brigham Exploration Co. (b)	241,537
18,800	Callon Petroleum Co. (a)(b)	111,296

Number of Shares		Value

5,264	Forest Oil Corp. (b)	$199,874
6,545	Northern Oil & Gas, Inc. (a)(b)	178,089
6,251	Oasis Petroleum, Inc. (a)(b)	169,527
2,100	Whiting Petroleum Corp. (b)	246,100
2,700	World Fuel Services Corp. (a)	97,632

		1,342,695

	Paper & Forest Products - 1.40%
3,100	Domtar Corp.	235,352
8,000	KapStone Paper and Packaging Corp. (b)	122,400
8,200	MeadWestvaco Corp.	214,512

		572,264

	Personal Products - 0.25%
3,345	Nu Skin Enterprises, Inc.	101,220

	Pharmaceuticals - 2.06%
7,800	Endo Pharmaceuticals Holdings, Inc. (b)	278,538
4,000	Impax Laboratories, Inc. (b)	80,440
7,100	Jazz Pharmaceuticals, Inc. (a)(b)	139,728
17,000	Medicines Co. (b)	240,210
2,800	Par Pharmaceutical Companies, Inc. (a)(b)	107,828

		846,744

	Professional Services - 1.43%
2,223	51job, Inc. (b)	109,483
11,238	Monster Worldwide, Inc. (a)(b)	265,554
12,900	Navigant Consulting, Inc. (b)	118,680
1,918	The Advisory Board Co. (b)	91,354

		585,071

	Real Estate - 1.21%
11,054	CB Richard Ellis Group, Inc. (b)	226,386
3,200	Jones Lang Lasalle, Inc. (a)	268,544

		494,930

	Road & Rail - 1.86%
2,600	AMERCO (b)	249,704
5,100	J.B. Hunt Transport Services, Inc.	208,131
5,500	Kansas City Southern (a)(b)	263,230
3,200	Swift Transportation Co. (b)	40,032

		761,097

	Semiconductor & Semiconductor Equipment - 9.79%
28,308	ANADIGICS, Inc. (a)(b)	196,174
21,540	Atmel Corp. (a)(b)	265,373
7,059	Cavium Networks, Inc. (a)(b)	265,983
41,135	Entropic Communications, Inc. (a)(b)	496,911
4,800	Lam Research Corp. (a)(b)	248,544
48,400	LSI Corp. (b)	289,916
18,400	Micrel, Inc. (a)	239,016
6,958	NetLogic Microsystems, Inc. (a)(b)	218,551
8,400	Novellus Systems, Inc. (b)	271,488
25,200	RF Micro Devices, Inc. (a)(b)	185,220
34,843	Skyworks Solutions, Inc. (a)(b)	997,555
28,896	TriQuint Semiconductor, Inc. (b)	337,794

		4,012,525

	Software - 6.98%
4,800	Ariba, Inc. (b)	112,752
2,966	Blackboard, Inc. (a)(b)	122,496
8,600	Compuware Corp. (a)(b)	100,362
3,343	MICROS Systems, Inc. (b)	146,624
7,465	NetSuite, Inc. (a)(b)	186,625
18,509	Reald, Inc. (b)	479,753
7,922	Rovi Corp. (b)	491,243

Number of Shares		Value

5,659	SuccessFactors, Inc. (a)(b)	$163,885
6,296	Synchronoss Technologies, Inc. (b)	168,166
3,300	Synopsys, Inc. (a)(b)	88,803
9,200	Take-Two Interactive Software, Inc. (a)(b)	112,608
6,565	Ultimate Software Group, Inc. (a)(b)	319,256
5,005	VanceInfo Technologies, Inc. (a)(b)	172,873
6,100	Verint Systems, Inc. (b)	193,370

		2,858,816

	Specialty Retail - 4.44%
23,000	American Eagle Outfitters	336,491
6,900	DSW, Inc. (a)(b)	269,790
11,900	Foot Locker, Inc.	233,478
4,127	Hibbett Sports, Inc. (b)	152,286
8,600	Limited Brands, Inc.	264,278
6,300	The Finish Line, Inc.	108,297
5,157	Ulta Salon, Cosmetics & Fragrance, Inc. (b)	175,338
8,313	Vitamin Shoppe, Inc. (a)(b)	279,650

		1,819,608

	Textiles, Apparel & Luxury Goods - 3.02%
2,937	Fossil, Inc. (b)	207,000
3,112	Lululemon Athletica, Inc. (a)(b)	212,923
7,300	Perry Ellis International, Inc. (a)(b)	200,531
16,800	Quiksilver, Inc. (a)(b)	85,176
3,684	Steven Madden Ltd. (b)	153,696
6,901	Under Armour, Inc. (a)(b)	378,451

		1,237,777

	Trading Companies & Distributors - 0.62%
4,778	Wesco International, Inc. (a)(b)	252,278

	Water Utilities - 0.54%
8,800	American Water Works Co., Inc.	222,552

	Wireless Telecommunication Services - 1.25%
8,414	SBA Communications Corp. (a)(b)	344,469
9,500	USA Mobility, Inc.	168,815

		513,284

	Total Common Stocks (Cost $31,543,419)	40,140,861

	REAL ESTATE INVESTMENT TRUSTS - 1.46%
	Real Estate Investment Trusts - 1.46%
9,700	Apartment Investment & Management Co. (a)	250,648
22,800	MFA Financial, Inc.	186,048
3,100	Rayonier, Inc.	162,812

	Total Real Estate Investment Trusts (Cost $547,946)	599,508

	SHORT-TERM INVESTMENTS - 0.91%
	Money Market Funds - 0.91%
371,282	Federated Prime Obligations Fund Effective Yield, 0.17%	371,282

	Total Short-Term Investments (Cost $371,282)	371,282

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 31.98%
	Money Market Funds - 31.98%
13,114,477	Mount Vernon Prime Portfolio Effective Yield, 0.29%	13,114,477
26,677	Reserve Primary Fund (c)	97

	Total Money Market Funds (Cost $13,141,154)	13,114,574

Principal Amount		Value

	Cash - 0.00%
$1,739	Cash	$1,739

	Total Cash (Cost $1,739)	1,739

	Total Investments Purchased as Securities Lending Collateral (Cost $13,141,154)	13,116,313

	Total Investments (Cost $45,605,540) - 132.23%	54,227,964
	Liabilities in Excess of Other Assets - (32.23)%	(13,217,679)

	TOTAL NET ASSETS - 100.00%	$41,010,285

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-Income producing.
(c)	As of December 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $97 which represents 0.00% of total net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$45,605,540

Gross unrealized appreciation	8,924,894
Gross unrealized depreciation	(302,470)

Net unrealized appreciation	$8,622,424

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, preferred stocks, and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and othe market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

AssetMark Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$40,140,861	$—	$—	$40,140,861

Real Estate Investment Trusts	599,508	—	—	599,508

Short Term Investments	371,282	—	—	371,282

Investments Purchased as Securities Lending Collateral	13,116,216	—	97	13,116,313

Total Investments in Securities	$54,227,867	$—	$97	$54,227,964

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$1,661,804
Accrued discounts/(amortization of premiums), net	—
Realized loss	(1,701,623)
Change in unrealized appreciation	1,334,411
Net sales	(1,294,495)
Transfers in and/or (out) of Level 3	—

Balance as of December 31, 2010	$97

Change in unrealized appreciation during the period for Level 3 investments held at December 31, 2010.	$8,463

AssetMark Small/Mid Cap Value Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 88.54%
	Aerospace & Defense - 2.91%
7,815	BE Aerospace, Inc. (a)(b)	$289,389
5,144	Ceradyne, Inc. (b)	162,190
6,288	Hexcel Corp. (b)	113,750
32,466	Spirit AeroSystems Holdings, Inc. (a)(b)	675,618

		1,240,947

	Airlines - 0.36%
6,388	United Continental Holdings, Inc. (a)(b)	152,162

	Auto Components - 1.71%
8,454	ArvinMeritor, Inc. (a)(b)	173,476
4,986	Cooper Tire & Rubber Co.	117,570
5,117	Tenneco, Inc. (a)(b)	210,616
4,354	TRW Automotive Holdings Corp. (b)	229,455

		731,117

	Building Products - 1.04%
5,820	Ameron International, Inc.	444,473

	Capital Markets - 2.79%
18,020	Jefferies Group, Inc. (a)	479,873
15,070	Raymond James Financial, Inc.	492,788
6,119	Waddell & Reed Financial, Inc.	215,940

		1,188,601

	Chemicals - 2.55%
4,291	Albemarle Corp.	239,352
5,637	Celanese Corp. (a)	232,075
5,588	Innophos Holdings, Inc.	201,615
4,952	Rockwood Holdings, Inc. (b)	193,722
9,508	Solutia, Inc. (b)	219,445

		1,086,209

	Commercial Banks - 8.57%
11,966	Cardinal Financial Corp.	139,165
28,250	Fifth Third Bancorp	414,710
11,422	First Financial Bancorp	211,079
31,610	Investors Bancorp, Inc. (b)	414,723
62,720	KeyCorp (a)	555,071
27,437	National Penn Bancshares, Inc.	220,319
20,428	Susquehanna Bancshares, Inc.	197,743
5,515	Trustmark Corp. (a)	136,993
9,580	UMB Financial Corp.	396,804
22,253	Western Alliance Bancorp (a)(b)	163,782
24,287	Whitney Holding Corp. (a)	343,661
7,150	Wintrust Financial Corp. (a)	236,165
9,131	Zions Bancorporation (a)	221,244

		3,651,459

	Commercial Services & Supplies - 1.03%
4,609	ABM Industries, Inc.	121,217
3,143	Consolidated Graphics, Inc. (b)	152,215
6,612	Tetra Tech, Inc. (b)	165,697

		439,129

Number of Shares		Value

	Communications Equipment - 1.48%
4,346	Comtech Telecommunications Corp. (a)	$120,515
11,577	Tekelec (b)	137,882
54,870	Tellabs, Inc.	372,018

		630,415

	Computers & Peripherals - 0.20%
4,777	Avid Technology, Inc. (b)	83,406

	Construction & Engineering - 0.87%
11,533	Dycom Industries, Inc. (a)(b)	170,112
4,846	EMCOR Group, Inc. (a)(b)	140,437
7,911	Great Lakes Dredge & Dock Corp.	58,304

		368,853

	Consumer Finance - 1.28%
29,380	Discover Financial Services (a)	544,411

	Diversified Financial Services - 3.96%
17,630	CIT Group, Inc. (b)	830,373
24,110	Leucadia National Corp. (b)	703,530
2,909	World Acceptance Corp. (a)(b)	153,595

		1,687,498

	Electric Utilities - 2.73%
4,846	Cleco Corp. (a)	149,063
8,050	El Paso Electric Co. (b)	221,617
4,240	IDACORP, Inc.	156,795
10,489	Northeast Utilities	334,389
11,690	NV Energy, Inc.	164,245
10,534	PNM Resources, Inc. (a)	137,153

		1,163,262

	Electrical Equipment - 1.75%
4,300	Baldor Electric Co.	271,072
18,970	Encore Wire Corp. (a)	475,768

		746,840

	Electronic Equipment & Instruments - 5.46%
20,120	Avnet, Inc. (b)	664,564
7,532	Benchmark Electronics, Inc. (b)	136,781
12,080	Ingram Micro, Inc. (b)	230,607
18,960	Molex, Inc.	357,775
4,255	Plexus Corp. (b)	131,650
13,120	Tech Data Corp. (b)	577,542
15,550	TTM Technologies, Inc. (a)(b)	231,851

		2,330,770

	Energy Equipment & Services - 2.22%
7,431	Complete Production Services (b)	219,586
13,566	Helix Energy Solutions Group, Inc. (b)	164,691
26,965	Key Energy Services, Inc. (b)	350,006
2,169	Lufkin Industries, Inc. (a)	135,324
12,544	Newpark Resources, Inc. (b)	77,271

		946,878

	Food & Staples Retailing - 0.93%
8,110	Casey’s General Stores, Inc.	344,756
6,970	Winn Dixie Stores, Inc. (b)	49,975

		394,731

	Food Products - 0.90%
6,672	Del Monte Foods Co.	125,434
5,062	TreeHouse Foods, Inc. (a)(b)	258,617

		384,051

	Gas Utilities - 2.68%
4,179	New Jersey Resources Corp.	180,157
11,570	Oneok, Inc. (a)	641,788
10,168	UGI Corp. (a)	321,105

		1,143,050

Number of Shares		Value

	Health Care Equipment & Supplies - 0.97%
5,698	Invacare Corp. (a)	$171,852
4,279	The Cooper Companies, Inc.	241,079

		412,931

	Health Care Providers & Services - 4.22%
5,550	Amerigroup Corp. (a)(b)	243,756
11,188	Assisted Living Concepts, Inc. (b)	363,945
24,088	Health Management Associates, Inc. (b)	229,800
8,637	Health Net, Inc. (b)	235,704
5,196	Magellan Health Services, Inc. (b)	245,667
8,022	PerkinElmer, Inc.	207,128
6,358	Universal Health Services, Inc.	276,063

		1,802,063

	Hotels, Restaurants & Leisure - 5.52%
12,609	Callaway Golf Co. (a)	101,755
4,473	CEC Entertainment, Inc. (b)	173,687
5,551	Gaylord Entertainment Co. (a)(b)	199,503
13,120	Hyatt Hotels Corp. (b)	600,371
9,963	Penn National Gaming, Inc. (b)	350,199
13,430	Vail Resorts, Inc. (a)(b)	698,897
7,454	Wyndham Worldwide Corp.	223,322

		2,347,734

	Household Durables - 0.61%
10,450	D.R. Horton, Inc.	124,669
8,045	Ryland Group, Inc. (a)	137,006

		261,675

	Insurance - 4.23%
8,088	American Financial Group, Inc.	261,162
3,442	Arch Capital Group Ltd. (b)	303,068
4,990	The Hanover Insurance Group, Inc.	233,133
15,350	W.R. Berkley Corp. (a)	420,283
1,750	White Mountains Insurance Group Ltd. (a)	587,300

		1,804,946

	IT Services - 0.29%
10,146	Sapient Corp.	122,767

	Machinery - 3.06%
8,731	Actuant Corp.	232,419
5,248	Crane Co.	215,535
2,047	Joy Global, Inc.	177,577
25,153	Mueller Water Products, Inc. - Class A (a)	104,888
21,740	Trinity Industries, Inc. (a)	578,502

		1,308,921

	Media - 0.36%
10,310	Gannett Co., Inc.	155,578

	Metals & Mining - 3.56%
5,672	Carpenter Technology Corp.	228,241
9,720	Kaiser Aluminum Corp. (a)	486,875
3,906	RTI International Metals, Inc. (b)	105,384
10,509	Schnitzer Steel Industries, Inc.	697,693

		1,518,193

	Multiline Retail - 1.33%
11,420	Family Dollar Stores, Inc.	567,688

	Multi-Utilities - 1.82%
9,225	CMS Energy Corp. (a)	171,585
7,397	MDU Resources Group, Inc.	149,937
6,991	Vectren Corp.	177,432
4,724	Wisconsin Energy Corp.	278,054

		777,008

Number of Shares		Value

	Oil & Gas - 7.56%
4,717	Berry Petroleum Co. (a)	$206,133
14,970	Cabot Oil & Gas Corp.	566,615
33,216	Denbury Resources, Inc. (a)(b)	634,092
24,307	Kodiak Oil & Gas Corp. (a)(b)	160,426
14,900	Petrohawk Energy Corp. (b)	271,925
4,874	Petroleum Development Corp. (b)	205,732
5,450	Plains All American Pipeline, L.P. (a)	342,206
7,370	Range Resources Corp. (a)	331,503
6,760	Ultra Petroleum Corp. (b)	322,925
1,542	Whiting Petroleum Corp. (b)	180,707

		3,222,264

	Pharmaceuticals - 0.45%
13,571	King Pharmaceuticals, Inc. (b)	190,673

	Road & Rail - 0.88%
2,140	AMERCO (b)	205,526
5,267	Old Dominion Freight Lines, Inc. (a)(b)	168,491

		374,017

	Semiconductor & Semiconductor Equipment - 1.35%
4,591	Aeroflex Holding Corp. (b)	75,522
20,481	Fairchild Semiconductor International (a)(b)	319,709
27,281	Integrated Device Technology, Inc. (b)	181,691

		576,922

	Software - 1.42%
8,062	JDA Software Group, Inc. (a)(b)	225,736
19,983	Lawson Software, Inc. (b)	184,843
8,670	Parametric Technology Corp. (b)	195,335

		605,914

	Specialty Retail - 3.72%
10,526	American Eagle Outfitters	153,995
2,974	Express, Inc. (a)(b)	55,911
40,070	Foot Locker, Inc.	786,174
16,400	Mens Wearhouse, Inc. (a)	409,672
10,170	OfficeMax, Inc. (b)	180,009

		1,585,761

	Textiles, Apparel & Luxury Goods - 0.28%
7,676	Jones Apparel Group, Inc.	119,285

	Thrifts & Mortgage Finance - 1.49%
34,210	Hudson City Bancorp	435,835
19,763	MGIC Investment Corp. (a)(b)	201,385

		637,220

	Total Common Stocks (Cost $28,196,141)	37,749,822

	REAL ESTATE INVESTMENT TRUSTS - 8.20%
	Real Estate Investment Trusts - 8.20%
5,869	BioMed Realty Trust, Inc. (a)	109,457
12,330	Cedar Shopping Centers, Inc.	77,556
13,998	Developers Diversified Realty Corp. (a)	197,232
25,785	DiamondRock Hospitality Co.	309,420
20,530	Education Realty Trust, Inc.	159,518
1,330	Federal Realty Investment Trust (a)	103,647
3,746	Health Care REIT, Inc. (a)	178,459
3,450	Highwoods Properties, Inc. (a)	109,883
19,436	Inland Real Estate Corp.	171,037
19,594	Lexington Realty Trust (a)	155,772
3,734	National Retail Properties, Inc. (a)	98,951
6,856	Pennsylvania Real Estate Investment Trust (a)	99,618

Number of Shares		Value

17,660	Plum Creek Timber Co., Inc. (a)	$661,366
4,732	Post Properties, Inc. (a)	171,772
7,770	SL Green Realty Corp. (a)	524,552
21,726	Sunstone Hotel Investors, Inc. (a)(b)	224,430
14,880	U-Store-It Trust	141,806

	Total Real Estate Investment Trusts (Cost $2,883,542)	3,494,476

	SHORT TERM INVESTMENTS - 3.49%
	Money Market Funds - 3.49%
1,489,666	Federated Prime Obligations Fund
	Effective Yield, 0.17%	1,489,666

	Total Short Term Investments (Cost $1,489,666)	1,489,666

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 32.73%
	Money Market Funds - 32.73%
13,952,939	Mount Vernon Prime Portfolio
	Effective Yield, 0.29%	13,952,939
27,007	Reserve Primary Fund (c)	98

	Total Money Market Funds (Cost $13,979,946)	13,953,037

Principal Amount

	Cash - 0.00%
$1,850	Cash	1,850

	Total Cash (Cost $1,850)	1,850

	Total Investments Purchased as Securities Lending Collateral (Cost $13,981,376)	13,954,887

	Total Investments (Cost $46,551,145) - 132.96%	56,688,851
	Liabilities in Excess of Other Assets - (32.96)%	(14,054,342)

	TOTAL NET ASSETS - 100.00%	$42,634,509

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-Income producing.
(c)	As of December 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $98 which represents 0.00% of total net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$46,551,145

Gross unrealized appreciation	10,912,774
Gross unrealized depreciation	(775,068)

Net unrealized appreciation	$10,137,706

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, preferred stocks, and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and othe market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

AssetMark Small/Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total

Total Equity	$37,749,822	$—	$—	$37,749,822

Real Estate Investment Trusts	3,494,476	—	—	3,494,476

Short Term Investments	1,489,666	—	—	1,489,666

Investments Purchased as Securities Lending Collateral	13,954,789	—	98	13,954,887

Total Investments in Securities	$56,688,753	$—	$98	$56,688,851

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$971,026
Accrued discounts/(amortization of premiums), net	—
Realized loss	(994,292)
Change in unrealized appreciation	783,343
Net sales	(759,979)
Transfers in and/or (out) of Level 3	—

Balance as of December 31, 2010	$98

Change in unrealized appreciation during the period for Level 3 investments held at December 31, 2010.	$8,567

AssetMark International Equity Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 97.99%
	Australia - 5.91%
709,931	Incitec Pivot Ltd.	$2,878,048
65,859	Leighton Holdings Ltd.	2,075,794
218,409	QBE Insurance Group Ltd.	4,056,088
1,260,810	Telstra Corp. Ltd.	3,596,983
91,064	Wesfarmers Ltd.	2,983,184

		15,590,097

	Brazil - 0.61%
85,000	Banco do Brasil SA	1,608,855

	Canada - 2.41%
12,200	First Quantum Minerals Ltd.	1,325,153
56,500	Goldcorp, Inc.(a)	2,607,081
62,700	Suncor Energy, Inc.(a)	2,413,915

		6,346,149

	China - 0.44%
44,300	Mindray Medical International Ltd.	1,169,520

	France - 12.51%
31,792	BNP Paribas SA	2,024,725
91,314	Carrefour SA	3,765,110
203,992	France Telecom SA	4,268,708
40,235	Rhodia SA	1,332,214
67,987	Saint-Gobain SA	3,501,709
103,300	Sanofi-Aventis SA	6,622,644
12,146	Schneider Electric	1,821,123
39,764	Societe Generale SA	2,139,575
34,388	Technip	3,178,604
80,923	Total SA	4,310,164

		32,964,576

	Germany - 4.61%
41,375	adidas AG	2,691,409
56,015	Aixtron AG	2,087,438
53,646	RWE AG	3,583,008
30,580	Siemens AG	3,788,087

		12,149,942

	Hong Kong - 1.62%
262,000	Henderson Land Development Co. Ltd.	1,784,646
25,500	Hongkong Electric Holdings Ltd.	160,753
1,470,000	SJM Holdings Ltd.	2,331,931

		4,277,330

	Israel - 0.72%
36,500	Teva Pharmaceutical Industries, Ltd.	1,902,745

	Italy - 2.36%
130,112	Bulgari S.p.A.	1,408,640
91,320	Eni S.p.A.	2,001,498
1,035,799	Intesa Sanpaolo S.p.A.	2,815,965

		6,226,103

	Japan - 20.57%
133,700	Bridgestone Corp.	2,573,589
91,600	Canon, Inc.	4,705,060

Number of Shares		Value

1,310	Dai-ichi Life Insurance	$2,120,067
363	Inpex Corp.	2,119,699
175,900	Kao Corp.	4,727,327
627	KDDI Corp.	3,615,746
172,000	Kirin Holdings Co.	2,405,601
94,000	Mitsui Fudosan Co., Ltd.	1,868,117
1,349	NTT DoCoMo, Inc.	2,349,427
164,100	Panasonic Corp.	2,316,895
141,000	Ricoh Co.	2,055,922
181,000	Sekisui House, Ltd.	1,823,849
180,100	Seven & i Holdings Co., Ltd.	4,791,406
71,300	Suzuki Motor Corp.	1,750,331
108,200	Takeda Pharmaceutical Co., Ltd.	5,315,415
367,000	The Bank of Yokohama Ltd.	1,892,464
116,400	Tokio Marine Holdings, Inc.	3,457,948
109,300	Toyota Motor Corp.	4,302,971

		54,191,834

	Jersey - 1.00%
106,591	Petrofac Ltd.	2,648,464

	Luxembourg - 0.95%
105,094	SES SA	2,502,561

	Netherlands - 6.87%
36,365	Gemalto NV	1,549,125
43,978	Heineken NV	2,156,977
258,816	ING Groep NV(a)	2,524,943
140,831	Koninklijke Ahold NV	1,860,412
75,647	Philips Electronics NV	2,319,135
208,870	Reed Elsevier NV	2,585,880
154,244	Royal Dutch Shell Plc	5,111,025

		18,107,497

	Norway - 0.84%
157,200	DnB NOR ASA	2,211,497

	Republic of Korea - 0.71%
90,100	KT Corp.	1,874,080

	Singapore - 2.50%
194,000	Oversea-Chinese Banking Corp. Ltd.	1,493,597
802,000	Singapore Telecommunications Ltd.	1,905,827
224,748	United Overseas Bank Ltd.	3,189,392

		6,588,816

	South Africa - 0.99%
143,500	Gold Fields Ltd.	2,601,655

	Spain - 4.68%
164,675	Banco Santander Central Hispano SA	1,754,748
471,583	Iberdrola SA	3,656,472
303,343	Telefonica SA	6,925,334

		12,336,554

	Switzerland - 6.26%
154,449	ABB Ltd.	3,448,523
53,652	Credit Suisse Group AG	2,160,831
88,261	Novartis AG	5,195,537
19,094	Roche Holdings AG	2,799,044
11,159	Zurich Financial Services AG	2,889,810

		16,493,745

	Taiwan - 2.22%
417,760	Hon Hai Precision	1,682,855
1,715,504	Taiwan Semiconductor Manufacturing Co., Ltd.	4,176,051

		5,858,906

Number of Shares		Value

	Thailand - 0.59%
308,900	Bangkok Bank	$1,562,564

	United Kingdom - 18.62%
216,518	Amlin Plc	1,382,265
253,035	Aviva Plc	1,555,368
529,923	Barclays Plc	2,190,109
553,586	BP Plc	4,080,444
94,562	British American Tobacco Plc	3,637,419
212,640	Cairn Energy Plc (a)	1,396,007
292,379	Compass Group Plc	2,653,605
261,555	GlaxoSmithKline Plc	5,072,286
368,013	Inchcape Plc (a)	2,052,625
173,134	Pearson Plc	2,728,437
212,475	Persimmon Plc	1,382,708
197,831	Prudential Plc	2,066,777
108,039	Royal Dutch Shell Plc	3,577,661
333,973	Tesco Plc	2,214,580
177,113	Unilever Plc	5,440,223
1,477,217	Vodafone Group Plc	3,877,900
159,318	Xstrata Plc	3,775,223

		49,083,637

	Total Common Stocks (Cost $235,788,745)	258,297,127

	SHORT TERM INVESTMENTS - 2.02%
	Money Market Funds - 2.02%
5,321,340	Federated Prime Obligations Fund
	Effective Yield, 0.17%	5,321,340

	Total Short Term Investments (Cost $5,321,340)	5,321,340

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.00%
	Money Market Funds - 0.00%
23,653	Reserve Primary Fund (b)	86

	Total Investments Purchased as Securities Lending Collateral (Cost $26,653)	86

	Total Investments (Cost $241,136,738) - 100.01%	263,618,553
	Liabilities in Excess of Other Assets - (0.01)%	(26,869)

	TOTAL NET ASSETS - 100.00%	$263,591,684

Percentages are stated as a percent of net assets.

(a)	Non-Income producing.
(b)	As of December 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $86 which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$241,133,738

Gross unrealized appreciation	38,695,518
Gross unrealized depreciation	(16,210,703)

Net unrealized appreciation	$22,484,815

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, preferred stocks, and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and othe market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

AssetMark International Equity Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$17,623,072	$240,674,055	$—	$258,297,127

Short Term Investments	5,321,340	—	—	5,321,340

Investments Purchased as Securities Lending Collateral	—	—	86	86

Total Investments in Securities	$22,944,412	$240,674,055	$86	$263,618,553

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$983,317
Accrued discounts/(amortization of premiums), net	—

Realized loss	(1,006,878)
Change in unrealized appreciation	792,088
Net sales	(768,441)
Transfers in and/or (out) of Level 3	—

Balance as of December 31, 2010	$86

Change in unrealized appreciation during the period for Level 3 investments held at December 31, 2010.	$7,504

AssetMark Real Estate Securities Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 1.04%
	Apartments - 0.54%
19,849	Campus Crest Communities, Inc. (a)	$278,283

	Hotels & Motels - 0.50%
4,270	Starwood Hotels & Resorts Worldwide, Inc. (a)	259,531

	Total Common Stocks (Cost $474,863)	537,814

	REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS - 97.75%
	Apartments - 15.62%
34,197	Apartment Investment & Management Co.	883,650
14,641	AvalonBay Communities, Inc. (a)	1,647,845
9,890	BRE Properties, Inc. (a)	430,215
57,237	Equity Residential	2,973,462
10,489	Essex Property Trust, Inc. (a)	1,198,054
38,400	UDR, Inc. (a)	903,168

		8,036,394

	Diversified - 13.07%
8,635	American Campus Communities, Inc. (a)	274,248
31,417	Digital Realty Trust, Inc. (a)	1,619,232
57,543	Duke Realty Corp.	716,986
13,052	Entertainment Properties Trust (a)	603,655
12,330	Equity Lifestyle Properties, Inc.	689,617
18,335	Liberty Property Trust	585,253
26,887	Vornado Realty Trust	2,240,493

		6,729,484

	Health Care - 9.94%
42,176	HCP, Inc.	1,551,656
20,927	Health Care REIT, Inc. (a)	996,962
35,440	Nationwide Health Properties, Inc.	1,289,307
24,382	Ventas, Inc. (a)	1,279,567

		5,117,492

	Hotels & Motels - 6.32%
138,791	Host Hotels & Resorts, Inc. (a)	2,480,195
24,571	Lasalle Hotel Properties (a)	648,674
12,060	Sunstone Hotel Investors, Inc. (a)(b)	124,580

		3,253,449

	Office Property - 15.44%
13,204	Alexandria Real Estate Equities, Inc. (a)	967,325
45,532	BioMed Realty Trust, Inc. (a)	849,172
26,478	Boston Properties, Inc. (a)	2,279,755
24,364	Corporate Office Properties Trust (a)	851,522
32,980	Kilroy Realty Corp. (a)	1,202,781
20,085	Mack-Cali Realty Corp.	664,010
16,678	SL Green Realty Corp. (a)	1,125,932

		7,940,497

	Regional Malls - 14.58%
52,682	General Growth Properties, Inc. (a)	815,517
30,922	Macerich Co. (a)	1,464,775
47,486	Simon Property Group, Inc. (a)	4,724,382
9,945	Taubman Centers, Inc. (a)	502,024

		7,506,698

Number of Shares		Value

	Shopping Centers - 11.41%
66,404	Developers Diversified Realty Corp. (a)	$935,632
7,579	Federal Realty Investment Trust (a)	590,631
109,287	Kimco Realty Corp. (a)	1,971,538
17,610	Regency Centers Corp. (a)	743,846
9,343	Tanger Factory Outlet Centers, Inc. (a)	478,268
48,530	Weingarten Realty Investors (a)	1,153,074

		5,872,989

	Storage - 6.56%
63,482	Extra Space Storage, Inc. (a)	1,104,587
22,410	Public Storage (a)	2,272,822

		3,377,409

	Warehouse/Industrial - 4.81%
28,759	AMB Property Corp.	911,948
108,141	ProLogis (a)	1,561,556

		2,473,504

	Total Real Estate Investment Trusts, Common Stocks (Cost $29,880,274)	50,307,916

	SHORT TERM INVESTMENTS - 0.54%
	Money Market Funds - 0.54%
279,660	Federated Prime Obligations Fund
	Effective Yield, 0.17%	279,660

	Total Short Term Investments (Cost $279,660)	279,660

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 33.95%
	Money Market Funds - 33.95%
20,562,403	Mount Vernon Prime Portfolio	20,562,403
	Effective Yield, 0.29%
15,150	Reserve Primary Fund (c)	55

	Total Money Market Funds (Cost $20,577,553)	20,562,458

Principal Amount

	Cash - 0.00%
$2,726	Cash	2,726

	Total Cash (Cost $2,726)	2,726

	Total Investments Purchased as Securities Lending Collateral (Cost $20,580,279)	20,565,184

	Total Investments (Cost $51,215,076) - 139.28%	71,690,574
	Liabilities in Excess of Other Assets - (39.28)%	(20,218,664)

	TOTAL NET ASSETS - 100.00%	$51,471,910

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-Income producing.
(c)	As of December 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $55 which represents 0.00% of total net assets.

	The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$51,215,076

Gross unrealized appreciation	20,495,609
Gross unrealized depreciation	(20,111)

Net unrealized appreciation	$20,475,498

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1	- Quoted prices in active markets for identical securities.
Level 2	- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3	- Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair Value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

AssetMark Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$259,531	$—	$—	$259,531

Real Estate Investment Trusts	50,586,199	—	—	50,586,199

Short Term Investments	279,660	—	—	279,660

Investments Purchased as Securities Lending Collateral	20,565,129	—	55	20,565,184

Total Investments in Securities	$71,690,519	$—	$55	$71,690,574

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2010	$914,484
Accrued discounts/(amortization of premiums), net	—
Realized loss	(936,397)
Change in unrealized appreciation	734,470
Net sales	(712,502)
Transfers in and/or (out) of Level 3	—

Balance as of December 31, 2010	$55

Change in unrealized appreciation during the period
for Level 3 investments held at December 31, 2010.	$4,806

AssetMark Tax-Exempt Fixed Income Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS - 96.98%
	Alabama - 0.58%
$1,000,000	Mobile Industrial Development Board Pollution Control, Revenue Bond,
	4.875%, 06/01/2034 (a)	$1,055,920
	Alaska - 0.47%
925,000	Northern Tobacco Securitization Corp., Series A, Refunding, Revenue Bond,
	4.625%, 06/01/2023	852,869

	Arizona - 2.57%
1,000,000	Phoenix Civic Improvement Corp., Revenue Bond,
	5.500%, 07/01/2028	929,430
1,000,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond,
	5.000%, 07/01/2020	1,080,370
1,000,000	Pinal County Industrial Development Authority Correctional Facilities, Revenue Bond, ACA Insured,
	5.250%, 10/01/2015	1,007,420
1,500,000	Salt River Project, Series A, Revenue Bond,
	5.000%, 01/01/2021	1,631,640

		4,648,860

	California - 7.70%
1,000,000	California Department of Water Resources Power Supply, Series L, Refunding, Revenue Bond,
	5.000%, 05/01/2019	1,118,930
445,000	California Economic Recovery, Series A, Refunding, GO,
	5.250%, 07/01/2021	477,089
1,000,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A, Revenue Bond,
	5.500%, 07/01/2030	942,990
710,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond,
	6.400%, 08/15/2045	655,564
860,000	California Statewide Communities Development Authority, Refunding, Revenue Bond,
	6.125%, 07/01/2046	816,639
600,000	California Statewide Communities Development Authority, Series A, Revenue Bond, ACA Insured,
	5.625%, 08/01/2034	558,918
1,000,000	California, GO,
	6.500%, 04/01/2033	1,069,530
1,000,000	Gilroy Unified School District, GO, Assured Guaranty Insured,
	6.000%, 08/01/2025	1,110,930
700,000	Golden State Tobacco Securitization, Series A, Revenue Bond,
	5.000%, 06/01/2017	700,525
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond,
	5.250%, 05/15/2029	1,013,440
580,000	Los Angeles Unified School District, Series F, GO, FGIC Insured,
	5.000%, 07/01/2021	605,775
905,000	Manteca Financing Authority, Revenue Bond,
	5.250%, 12/01/2028	907,507
	M-S-R Energy Authority, Series A, Revenue Bond,
295,000	6.125%, 11/01/2029	297,767
605,000	6.500%, 11/01/2039	626,677
1,250,000	Palo Alto Unified School District, GO,
	0.000%, 08/01/2026 (a)	482,288
500,000	Roseville Westpark Community Facilities, Special Tax,
	5.250%, 09/01/2037	383,160

Principal Amount		Value

$1,175,000	San Francisco Steinhart Aquarium, Series F, GO,
	5.000%, 06/15/2023	$1,235,454
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond,
	5.250%, 07/15/2025	515,210
500,000	San Mateo Union High School District, Series A, Refunding, Certificate of Participation, AMBAC Insured,
	5.000%, 12/15/2030	450,805

		13,969,198

	Colorado - 0.72%
	Regional Transportation District, Revenue Bond,
700,000	6.000%, 01/15/2026	706,048
585,000	6.500%, 01/15/2030	605,551

		1,311,599

	Connecticut - 0.59%
1,000,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2025	1,073,530

	Delaware - 0.44%
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	801,220

	Florida - 4.35%
315,000	Beacon Lakes Community Development, Series A, Special Assessment,
	6.000%, 05/01/2038	261,645
240,000	Boynton Village Community Development District, Series A, Special Assessment,
	5.750%, 05/01/2037	171,770
300,000	Brevard County Health Facilities Authority, Revenue Bond,
	7.000%, 04/01/2039	321,657
2,000,000	Broward County Professional Sports Facilities, Series A, Refunding, Revenue Bond,
	5.000%, 09/01/2019	2,064,440
300,000	Gulf Breeze, Series J, Refunding, Revenue Bond,
	2.600%, 12/01/2020 (a)	301,107
800,000	Jupiter Island Utility System, Refunding, Revenue Bond,
	5.000%, 10/01/2039	791,512
1,250,000	Miami-Dade County Educational Facilities, Series A, Revenue Bond,
	5.000%, 04/01/2034	1,394,513
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	497,975
1,000,000	Miami-Dade County School Board, Series A, Certificate of Participation, NATL-RE and FGIC Insured,
	5.000%, 05/01/2018	1,058,180
500,000	Palm Beach County School Board, Refunding, Certificate of Participation, Assured Guaranty and AMBAC Insured,
	5.000%, 08/01/2020	536,695
625,000	Tolomato Community Development District, Special Assessment,
	6.375%, 05/01/2017	462,806

		7,862,300

	Georgia - 1.88%
1,000,000	Atlanta Water & Wastewater, Revenue Bond,
	6.250%, 11/01/2039	1,061,100
1,000,000	Fulton County School District, Refunding, GO,
	5.250%, 01/01/2014	1,113,870
550,000	Gainesville Educational Facilities Redevelopment Authority, Refunding, Revenue Bond,
	5.125%, 03/01/2037	404,135
870,000	Marietta Development Authority, Revenue Bond,
	7.000%, 06/15/2039	811,397

		3,390,502

	Hawaii - 0.47%
825,000	Hawaii State Department of Budget & Finance, Revenue Bond,
	6.500%, 07/01/2039	848,810

	Idaho - 0.60%
1,000,000	Boise-Kuna District, Revenue Bond,
	7.375%, 06/01/2034	1,081,790

Principal Amount		Values

	Illinois - 9.10%
$1,250,000	Chicago Board of Education, Series B, Refunding, GO, 5.000%, 12/01/2023	$1,271,100
100,000	Chicago Wastewater Transmission, Refunding, Revenue Bond, FGIC Insured, 5.375%, 01/01/2013	103,554
	Chicago, GO,
2,500,000	5.000%, 12/01/2024	2,448,399
1,000,000	5.000%, 01/01/2026	964,220
	Illinois Financial Authority, Revenue Bond,
815,000	6.500%, 10/15/2040	817,820
850,000	7.000%, 08/15/2044	909,390
400,000	Markham, Series A, GO, 6.000%, 02/01/2025	392,172
600,000	Markham, Series C, GO, 4.750%, 02/01/2017	597,732
500,000	Metropolitan Pier & Exposition Authority, Revenue Bond, NATL-RE Insured, 5.250%, 06/15/2042	482,105
500,000	Northlake, GO, FGIC Insured, 5.000%, 12/01/2029	498,160
	Railsplitter Tobacco Settlement Authority, Revenue Bond,
750,000	5.000%, 06/01/2018	768,615
850,000	5.500%, 06/01/2023	829,082
1,000,000	6.250%, 06/01/2024	1,012,709
2,000,000	Southwestern Illinois Development Authority, Revenue Bond, 5.750%, 02/01/2029	2,145,199
3,030,000	St. Clair County High School District No. 203, Series A, GO, AMBAC Insured, 5.750%, 12/01/2026	3,224,798

		16,465,055

	Indiana - 6.58%
1,500,000	Fishers Industry Redevelopment District, Saxony Project, Revenue Bond, 5.250%, 07/15/2034	1,396,140
500,000	Hammond School Building Corp., Revenue Bond, NATL-RE Insured, 5.000%, 07/15/2031	466,800
390,000	Indiana State Finance Authority, Refunding, Revenue Bond, 6.000%, 12/01/2026	374,170
2,000,000	Indiana State Finance Authority, Series A, Refunding, Revenue Bond, 5.000%, 02/01/2021	2,251,279
1,500,000	Indianapolis Local Public Improvement Bond Bank, Series B, Revenue Bond, 5.000%, 01/15/2017	1,690,725
820,000	Portage Economic Development, Revenue Bond, 5.000%, 07/15/2023	755,269
1,155,000	Sheridan Community School’s Building Corporation, Revenue Bond, FSA Insured, 5.500%, 07/15/2020	1,319,010
1,285,000	Tri-Creek Middle School Building Corporation, Revenue Bond, FSA Insured, 5.250%, 07/15/2021	1,411,264
1,000,000	Vincennes University Indiana, Series J, Refunding, Revenue Bond, 3.000%, 06/01/2013	1,030,740
1,135,000	Wayne Township Marion County School Building Corporation, Revenue Bond, MBIA Insured, 5.500%, 07/15/2023	1,214,711

		11,910,108

	Iowa - 0.99%
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured, 5.000%, 07/01/2014	646,692
1,000,000	Iowa Finance Authority, Revenue Bond, 5.000%, 08/01/2018	1,147,690

		1,794,382

	Kansas - 0.52%
715,000	Wyandotte County, Revenue Bond, 4.875%, 10/01/2028	521,821

Principal Amount		Value

$785,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond, 0.000%, 06/01/2021 (a)	$417,534

		939,355

	Kentucky - 0.29%
500,000	Kentucky Economic Development Finance Authority, Revenue Bond, 5.750%, 12/01/2028	518,560

	Louisiana - 1.78%
800,000	Louisiana Citizens Property, Revenue Bond, 6.750%, 06/01/2026	911,720
650,000	Louisiana Local Government Environmental Facilities and Community, Series A, Revenue Bond, 6.500%, 08/01/2029	647,875
1,500,000	Louisiana Public Facilities Authority, Revenue Bond, 5.500%, 05/15/2032	1,659,690

		3,219,285

	Maine - 0.17%
315,000	South Berwick Education, Revenue Bond, 5.250%, 08/01/2013	315,044

	Maryland - 3.02%
550,000	Anne Arundel County, Tax Allocation, 6.100%, 07/01/2040	513,794
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond, 5.500%, 02/01/2017	1,374,287
485,000	Maryland Economic Development Corporation, Refunding, Revenue Bond, Consol Energy, Inc. Insured, 5.750%, 09/01/2025	469,116
720,000	Maryland Economic Development Corporation, Series A, Revenue Bond, 5.750%, 06/01/2035	679,471
630,000	Maryland Health & Higher Education Facilities Authority, Refunding, Revenue Bond, 5.000%, 07/01/2013	631,777
	Maryland Health & Higher Education Facilities Authority, Revenue Bond,
750,000	5.200%, 01/01/2024	690,668
245,000	5.000%, 05/15/2048 (a)	269,725
860,000	Maryland Student Housing Economic Development, Revenue Bond, 5.750%, 06/01/2033	826,477

		5,455,315

	Massachusetts - 2.32%
95,000	Massachusetts Bay Transportation Authority, Series C, Revenue Bond, 5.500%, 03/01/2012	100,147
430,000	Massachusetts Development Finance Agency, Series A, Revenue Bond, 5.450%, 04/15/2014	440,445
785,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond, 5.500%, 11/15/2036	834,840
1,000,000	Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bond, 5.000%, 07/15/2036	1,014,940
1,000,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond, 5.000%, 10/01/2038	1,018,240
800,000	Massachusetts Health & Educational Facilities Authority, Series C, Revenue Bond, 6.125%, 10/01/2029	800,680

		4,209,292

	Michigan - 1.12%
430,000	Grand Rapids Economic Development Corp. Ltd., Series A, Revenue Bond, 5.000%, 10/01/2021	430,297
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured, 5.000%, 05/01/2017	863,616
725,000	Michigan Building Authority, Series I, Refunding, Revenue Bond, 4.750%, 10/15/2025	725,022

		2,018,935

Principle Amount		Value

	Minnesota - 0.75%
$1,280,000	Minneapolis & St. Paul Housing and Redevolpment Authority Health Care, Revenue Bond, 4.000%, 08/15/2015	$1,355,648

	Missouri - 2.99%
810,000	Hannibal Industrial Development Authority, Hannibal Regional Hospital, Refunding, Revenue Bond, 5.250%, 09/01/2018	822,766
465,000	Manchester Tax Increment & Transportation, Refunding, Tax Allocation, 6.875%, 11/01/2039	452,175
900,000	Missouri Development Finance Board, Revenue Bond, 5.750%, 06/01/2034	911,862
1,000,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond, 5.375%, 03/15/2039	1,030,880
1,000,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond, 5.000%, 05/01/2024	1,069,710
1,090,000	St. Louis Airport, Revenue Bond, 6.625%, 07/01/2034	1,145,132

		5,432,525

	Nebraska - 0.85%
1,500,000	Lincoln Electric Systems, Revenue Bond, 5.000%, 09/01/2031	1,531,095

	Nevada - 0.58%
1,000,000	Clark County Highway Improvement, Refunding, Revenue Bond, AMBAC Insured, 5.000%, 07/01/2020	1,045,020

	New Hampshire - 0.79%
1,750,000	New Hampshire Health & Education Facilities, Revenue Bond, 5.250%, 06/01/2036	1,425,743

	New Jersey - 0.59%
1,000,000	New Jersey Transportation Trust Fund Authority, Series A, Revenue Bond, 5.875%, 12/15/2038	1,074,380

	New York - 9.64%
850,000	Brooklyn Arena Local Development Corporation, Revenue Bond, 6.500%, 07/15/2030	883,193
1,000,000	East Rochester Housing Authority Senior Living, Revenue Bond, 5.500%, 08/01/2033	822,210
2,000,000	Long Island Power Authority, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	2,137,439
1,765,000	Metropolitan Transportation Authority, Series F, Revenue Bond, 5.000%, 11/15/2014	1,951,066
500,000	Monroe County Industrial Development Corp., Revenue Bond, 5.750%, 08/15/2035	535,600
500,000	New York City Transit Authority, Series A, Certificate of Participation, AMBAC Insured, 5.625%, 01/01/2012	501,600
1,100,000	New York City Transitional Finance Authority, Series C, Revenue Bond, 5.000%, 02/01/2022	1,163,426
1,250,000	New York City, Series A, GO, 5.000%, 08/01/2020	1,343,250
	New York Dormitory Authority, Revenue Bond,
1,000,000	5.500%, 05/15/2025	1,064,480
500,000	6.125%, 12/01/2029	494,180
1,000,000	New York Dormitory Authority, Series B, Revenue Bond, 5.250%, 11/15/2023 (a)	1,048,930
500,000	New York Environmental Facilities, Revenue Bond, 5.500%, 10/15/2027	570,510
1,000,000	New York, GO, 5.375%, 04/01/2036	1,020,250
	Sales Tax Asset Receivable Corp., Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	547,425
1,500,000	5.250%, 10/15/2019	1,633,620
	Tobacco Settlement Financing, Revenue Bond,
650,000	5.000%, 06/01/2012	685,445

Principle Amount		Value

$1,000,000	5.250%, 06/01/2021	$1,047,070

		17,449,694

	North Carolina - 3.80%
2,500,000	Eastern Municipal Power Agency, Series B, Refunding, Revenue Bond, FGIC Insured, 6.000%, 01/01/2022	2,803,849
1,480,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond, 5.000%, 10/01/2038	1,484,840
700,000	North Carolina Medical Care Community, Revenue Bond, 5.500%, 10/01/2017	699,153
1,000,000	North Carolina Municipal Power Agency, Series C, Revenue Bond, 5.250%, 01/01/2019	1,100,500
750,000	Raleigh North Carolina Comb Enterprise, Series A, Revenue Bond, 5.000%, 03/01/2031	763,928

		6,852,270

	North Dakota - 0.30%
555,000	North Dakota State Housing Finance Agency, Series E, Refunding, Revenue Bond, 3.050%, 07/01/2018	535,547

	Ohio - 2.85%
2,345,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond, 5.875%, 06/01/2047	1,546,270
1,000,000	Butler County Hospital Facilities, Revenue Bond, 4.500%, 11/01/2020	941,480
750,000	Lorain, Refunding, GO, 6.750%, 12/01/2023	806,415
690,000	Ohio Air Quality Development Authority, Series A, Revenue Bond, 5.700%, 08/01/2020	715,723
1,000,000	Ohio, Series A, GO, 5.000%, 09/01/2015	1,138,910

		5,148,798

	Oklahoma - 0.95%
905,000	Tulsa Airports Improvement Trust, Refunding, Revenue Bond, 7.050%, 06/01/2017	1,062,696
650,000	Tulsa Industrial Authority, Series A, Refunding, Revenue Bond, NATL-RE Insured, 5.000%, 10/01/2022	651,229

		1,713,925

	Oregon - 0.58%
1,000,000	Clackamas County School District, GO, 5.000%, 06/15/2021 (a)	1,042,070

	Pennsylvania - 8.23%
1,250,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond, 5.000%, 09/01/2014	1,369,950
370,000	Allegheny County Industrial Development Authority, Refunding, Revenue Bond, 6.500%, 05/01/2017	389,296
880,000	Blair County, Series A, Refunding, GO, 5.375%, 08/01/2015	970,235
900,000	Butler County Hospital Authority, Revenue Bond, 7.125%, 07/01/2029	992,997
500,000	Erie Higher Education Building Authority, Gannon University, Series A, Revenue Bond, 5.375%, 05/01/2030	482,775
2,000,000	Lackawanna County, Series B, Refunding, GO, 6.000%, 09/15/2032	2,035,000
500,000	Lancaster County Hospital Authority, Series A, Refunding, Revenue Bond, 5.200%, 07/01/2012	501,985
1,250,000	Pennsylvania Economic Development Financing Authority, Albert Einstein Healthcare, Series A, Refunding, Revenue Bond, 6.250%, 10/15/2023	1,289,000
1,000,000	Pennsylvania Economic Development Financing Authority, Allegheny Energy Supply, Revenue Bond, 7.000%, 07/15/2039	1,064,600

Principle Amount		Value

	Pennsylvania Higher Educational Facilities Authority, Revenue Bond,
$1,000,000	5.250%, 07/01/2019	$1,031,770
900,000	5.800%, 07/01/2030	866,178
1,000,000	Pennsylvania, Refunding, GO, 5.250%, 02/01/2014	1,120,500
1,000,000	Pennsylvania, Series A, GO, 5.000%, 08/01/2023	1,074,600
1,000,000	Philadelphia Gas Works, Refunding, Revenue Bond, 5.250%, 08/01/2017	1,076,970
625,000	Westmoreland County Industial Development Authority, Revenue Bond, 5.000%, 07/01/2025	605,581

		14,871,437

	Puerto Rico - 2.88%
1,250,000	Puerto Rico Commonwealth, Series A, GO, 5.250%, 07/01/2022	1,272,625
1,000,000	Puerto Rico Commonwealth, Series A, Refunding, GO, 5.500%, 07/01/2017	1,056,880
625,000	Puerto Rico Commonwealth, Series A, Refunding, Revenue Bond, Assured Guaranty Insured, 5.000%, 07/01/2016	675,663
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, Refunding, GO, 5.250%, 07/01/2032	729,542
1,000,000	Puerto Rico Electric Power Authority, Revenue Bond, 5.750%, 07/01/2036	1,002,160
500,000	Puerto Rico Sales Tax Financing, Series A, Revenue Bond, 5.000%, 08/01/2039 (a)	513,280

		5,250,150

	Rhode Island - 0.40%
	Pawtucket Housing Authority, Revenue Bond,
370,000	5.500%, 09/01/2025	353,050
390,000	5.500%, 09/01/2026	365,875

		718,925

	Tennessee - 0.58%
1,000,000	Memphis-Shelby County Airport Authority Special Facilities, Refunding, Revenue Bond, 5.050%, 09/01/2012	1,043,060

	Texas - 7.08%
1,370,000	Capital Area Cultural Education Facilities Finance Corporation, Refunding, Revenue Bond, 5.000%, 04/01/2018	1,410,127
635,000	Clifton Texas Higher Education Finance Corporation, Series A, Refunding, Revenue Bond, 4.000%, 12/01/2015	630,238
110,000	Gulf Coast Waste Disposal Authority, Refunding, Revenue Bond, 2.300%, 01/01/2026 (a)	108,959
425,000	Harris County Industrial Development, Revenue Bond, 5.000%, 02/01/2023	425,281
1,000,000	Houston Utility System, Series C, Refunding, Revenue Bond, 4.000%, 11/15/2017	1,084,160
1,280,000	La Porte Independent School District, GO, 5.250%, 02/15/2024	1,345,382
200,000	Lower Colorado River Authority, Series B, Refunding, Revenue Bond, FSA Insured, 6.000%, 05/15/2013	200,654
2,000,000	North East Independent School District, GO, 5.250%, 02/01/2027	2,211,419
700,000	North Texas Tollway Authority, Series A, Refunded, Revenue Bond, 6.000%, 01/01/2019	787,801
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond, 5.750%, 01/01/2038 (a)	851,012
15,000	Socorro Independent School District, Unrefunded, GO, PSF-GTD Insured, 5.375%, 08/15/2013	15,402
850,000	Texas Private Activity Surface Transportation Corp., Revenue Bond, 7.500%, 12/31/2031	892,432

Principle Amount		Value

$500,000	Texas Transportation Commission, Revenue Bond, 5.000%, 04/01/2018	$564,380
750,000	Texas Turnpike Authority, Series A, Revenue Bond, AMBAC Insured, 5.500%, 08/15/2039	702,848
1,000,000	Texas, GO, 5.000%, 04/01/2016	1,146,870
400,000	Texas, Series A, GO, 5.000%, 04/01/2022	431,948

		12,808,913

	Utah - 0.40%
630,000	Sandy City Utah Sales Tax, Refunding, Revenue Bond, 5.000%, 09/15/2016	721,369

	Virgin Islands - 0.81%
1,000,000	Virgin Islands Public Finance Authority, Refunding, Revenue Bond, 5.000%, 10/01/2025	966,520
500,000	Virgin Islands Public Finance Authority, Series C, Refunding, Revenue Bond, 5.000%, 10/01/2022	504,190

		1,470,710

	Virginia - 1.84%
1,000,000	Arlington County Industrial Development Authority Hospital Facility, Refunding, Revenue Bond, 4.000%, 07/01/2014	1,066,030
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured, 5.500%, 11/15/2019	1,141,380
1,000,000	Virginia College Building Authority Educational Facilities, Revenue Bond, 5.750%, 01/01/2034	1,114,980

		3,322,390

	Washington - 1.08%
500,000	King County Hospital, Refunding, GO, MBIA Insured, 5.000%, 12/01/2021	524,440
1,250,000	Washington, Series A, GO, 5.000%, 07/01/2016	1,437,700

		1,962,140

	Wisconsin - 2.75%
260,000	Badger Tobacco Asset Securitization, Revenue Bond, 6.125%, 06/01/2027	271,547
1,500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured, 5.500%, 12/15/2026	1,551,165
660,000	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond, 5.125%, 02/15/2026	601,267
400,000	Wisconsin Health & Educational Facilities, Series A, Revenue Bond, 5.000%, 02/15/2018	398,796
2,000,000	Wisconsin, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	2,145,899

		4,968,674

	Total Municipal Bonds (Cost $174,881,115)	175,486,412

	SHORT TERM INVESTMENTS - 0.79%
	Money Market Fund - 0.79%
1,435,630	Fidelity Tax Exempt Portfolio Effective Yield, 0.09%	1,435,630

	Total Short Term Investments (Cost $1,435,630)	1,435,630

	Total Investments (Cost $176,316,745) - 97.77%	176,922,042
	Other Assets and Liabilities - 2.23%	4,027,212

	TOTAL NET ASSETS - 100.00%	$180,949,254

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond.

Glossary of Terms
AMBAC	American Municipal Bond Assurance Corp.
ACA	American Capital Access
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$176,316,745

Gross unrealized appreciation	4,243,128
Gross unrealized depreciation	(3,637,831)

Net unrealized appreciation	$605,297

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, preferred stocks, and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and othe market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

AssetMark Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Bonds	$—	$175,486,412	$—	$175,486,412

Short Term Investments	1,435,630	—	—	1,435,630

Total Investments in Securities	$1,435,630	$175,486,412	$—	$176,922,042

AssetMark Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 0.00%
	Oil & Gas - 0.00%
259	Semgroup Corporation (a)	$7,037

	Total Common Stocks (Cost $98,745)	7,037

	CONVERTIBLE PREFERRED STOCKS - 0.02%
	Automobiles - 0.02%
13,800	General Motors Corporation (a)	115,823

	Total Convertible Preferred Stocks (Cost $304,161)	115,823

	PREFERRED STOCKS - 0.21%
	Banks - 0.14%
800,000	HSBC Capital Funding LP (b)(c)	757,445

	Diversified Financial Services - 0.07%
14,200	Citigroup Capital XII	375,732
44,650	Federal Home Loan Mortgage Corp. (a)(b)	28,085
33,650	Federal National Mortgage Association (a)(b)	19,104

		422,921

	Total Preferred Stocks (Cost $3,105,969)	1,180,366

Principal Amount

	ASSET BACKED SECURITIES - 2.29%
$1,560,014	Brazos Higher Education Authority Series 2005-3, 0.413%, 09/25/2023 (b)	1,551,491
1,030,000	CNH Equipment Trust Series 2010-C, 1.170%, 05/15/2015	1,028,901
77,506	Conseco Finance Securitizations Corp. Series 2000-4, 8.310%, 05/01/2032	61,178
140,403	Countrywide Asset-Backed Certificiates Series 2005-4, 4.456%, 10/25/2035 (b)	139,341
	Countrywide Home Equity Loan Trust
216,672	Series 2004-R, 0.511%, 03/15/2030 (b)	101,724
295,060	Series 2004-N, 0.541%, 02/15/2034 (b)	170,848
317,267	Series 2004-O, 0.541%, 02/15/2034 (b)	177,038
306,446	Series 2005-F, 0.501%, 12/15/2035 (b)	134,633
505,929	Education Funding Capital Trust I Series 2004-1, 0.462%, 12/15/2022 (b)	502,084
483,543	Goal Capital Funding Trust Series 2010-1, 0.984%, 08/25/2048 (b)(c)	474,047
1,288,870	Household Home Equity Loan Trust Series 2007-3, 1.461%, 11/20/2036 (b)	1,191,368
487,065	Knowledgeworks Foundation Series 2010-1, 1.242%, 02/25/2042 (b)	480,842
758,958	Morgan Stanley Series 2003-N, 1.280%, 10/25/2033 (b)	638,073
591,393	Nelnet Student Loan Trust Series 2010-3, 1.083%, 07/27/2048 (b)(c)	590,926
2,807,151	New Valley Generation Series 2000-1, 7.299%, 03/15/2019	3,284,851
186,121	Northstar Education Finance, Inc. Series 2005-1, 0.404%, 10/28/2026 (b)	184,946
1,000,000	Panhandle-Plains Higher Education Authority, Inc. Series FLT, 1.490%, 10/01/2035 (b)	973,349
154,871	Residential Asset Mortgage Products, Inc. Series 2004-R, 0.740%, 03/25/2034 (b)	103,980

Principal Amount		Value

$1,000,000	South Carolina Student Loan Corp. Series 2005-A, 0.396%, 12/03/2018 (b)	$989,093
266,096	U.S. Education Loan Trust, LLC Series 2006-1, 0.426%, 03/01/2025 (b)(c)	263,994

	Total Asset Backed Securities (Cost $13,485,284)	13,042,707

	COLLATERALIZED MORTGAGE OBLIGATIONS - 11.27%
334,010	Accredited Mortgage Loan Trust Series 2005-3, 0.500%, 09/25/2035 (b)	310,732
	Bank of America Corporation
556,039	Series 2005-B, 3.027%, 04/20/2035 (b)	420,091
110,000	Series 2007-5, 5.620%, 02/10/2051	115,811
42,926	BCAP LLC Trust Series 2006-RR1, 0.886%, 11/25/2036 (b)	41,540
	Bear Stearns Commercial Mortgage Securities
3,250,000	Series 2006-pw13, 5.540%, 09/11/2041	3,492,345
3,075,000	Series 2004-PWR5, 4.831%, 07/11/2042	3,205,639
	Bear Stearns Trust
47,777	Series 2004-1, 2.595%, 04/25/2034 (b)	45,290
393,277	Series 2004-9, 2.713%, 09/25/2034 (b)	328,090
716,211	Series 2005-2, 2.833%, 04/25/2035 (b)	571,864
1,700,926	Series 2006-4, 2.923%, 10/25/2036 (b)	1,051,675
	Chase Mortgage Financial Trust
1,232,445	Series 2007-A1, 2.887%, 02/25/2037 (b)	1,232,496
749,393	Series 2007-A1, 2.930%, 02/25/2037 (b)	741,226
275,904	Series 2007-A1, 2.949%, 02/25/2037 (b)	275,364
1,008,571	Series 2007-A1, 2.985%, 02/25/2037 (b)	991,975
	CIT Mortgage Loan Trust
427,399	Series 2007-1, 1.260%, 10/25/2037 (Acquired 10/05/2007, Cost $427,399) (b)(d)	410,180
550,000	Series 2007-1, 1.510%, 10/25/2037 (Acquired 10/05/2007, Cost $550,000) (b)(d)	392,360
2,265,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, 5.886%, 11/15/2044 (b)	2,420,706
2,000,000	Commercial Mortgage Pass Through Certificate Series 2005-LP5, 4.982%, 05/10/2043 (b)	2,128,945
	Countrywide Alternative Loan Trust
1,206,886	Series 2005-27, 1.883%, 08/25/2035 (b)	784,787
570,017	Series 2005-36, 2.979%, 08/25/2035 (b)	393,549
281,707	Series 2005-38, 1.823%, 09/25/2035 (b)	187,358
562,192	Series 2005-51, 0.581%, 11/20/2035 (b)	337,442
1,704,301	Series 2005-62, 0.560%, 12/25/2035 (b)	1,013,404
1,053,112	Series 2005-63, 2.875%, 12/25/2035 (b)	788,476
2,093,453	Series 2007-16CB, 6.000%, 08/25/2037	1,611,179
1,311,037	Series 2006-OA10, 0.450%, 08/25/2046 (b)	788,235
	Countrywide Home Loans, Inc.
111,099	Series 2003-52, 2.830%, 02/19/2034 (b)	96,938
43,018	Series 2004-HYB6, 3.095%, 11/20/2034 (b)	37,282
308,654	Series 2005-11, 0.560%, 03/25/2035 (b)	199,029
448,413	Series 2005-11, 3.402%, 04/25/2035 (b)	234,978
658,381	Series 2005-R1, 0.620%, 03/25/2035 (Acquired 03/04/2005, Cost $658,381) (b)(d)	545,896
24,286	First Horizon Mortgage Trust
	Series 2004-AR6, 2.769%, 12/25/2034 (b)	22,884
	GMAC Mortgage, LLC
532,806	Series 2007-HE3, 7.000%, 09/25/2037 (b)	371,502
2,424,088	Series 2002-C1, 6.278%, 11/15/2039	2,489,094
1,290,000	Series 1998-C2, 6.500%, 05/15/2035 (Acquired 11/24/2008, Cost $873,534) (d)	1,343,420
	GS Mortgage Securities Corp.
664,097	Series 2005-GG4, 4.680%, 07/10/2039	692,334
600,000	Series 2007-GG10, 5.808%, 08/10/2045 (b)	628,298
843,665	GSMPS Mortgage Loan Trust Series 2005-RP1, 0.610%, 01/25/2035 (Acquired 03/07/2005, Cost $843,665) (b)(d)	720,701
212,353	Harborview Mortgage Loan Trust Series 2005-16, 0.501%, 01/19/2036 (b)	128,086

Principal Amount		Value

	IMPAC Secured Assets Corp.
$767,008	Series 2005-6, 0.510%, 10/25/2035 (b)	$462,305
914,846	Series 2005-2, 0.580%, 03/25/2036 (b)	497,771
	IndyMac Mortgage Loan Trust
343,308	Series 2005-AR15, 5.046%, 09/25/2035 (b)	287,844
1,531,732	Series 2007-AR15, 5.237%, 08/25/2037 (b)	1,029,953
971,613	Series 2007-AR7, 5.876%, 11/25/2037 (b)	787,094
496,764	Series 2005-AR16IP, 0.580%, 07/25/2045 (b)	342,853
	JPMorgan Commercial Mortgage
1,500,000	Series 2005-LDP2, 4.738%, 07/15/2042	1,568,965
500,000	Series 2006-LDP7, 5.875%, 04/15/2045 (b)	547,474
	JPMorgan Mortgage Trust
417,789	Series 2007-A1, 2.978%, 07/25/2035 (b)	404,207
463,061	Series 2007-A1, 3.011%, 07/25/2035 (b)	444,083
440,815	Series 2007-A1, 3.032%, 07/25/2035 (b)	416,604
	Lehman Brothers Trust
1,412,543	Series 2005-5N, 0.560%, 11/25/2035 (b)	1,072,954
174,474	Series 2005-7N, 0.530%, 12/25/2035 (b)	119,529
523,402	Lehman Brothers-UBS Commercial Mortgage Trust (f) Series 2005-C3, 4.664%, 07/15/2030	544,648
3,100,000	Master Adjustable Rate Mortgages Series 2004-13, 2.900%, 11/21/2034 (b)	2,908,166
398,241	Master Reperforming Loan Trust Series 2005-1, 7.000%, 08/25/2034 (Acquired 03/09/2005, Cost $412,544) (d)	408,366
1,000,000	Merrill Lynch Mortgage Trust Series 2006-C1, 5.656%, 05/12/2039 (b)	1,079,080
	MLCC Mortgage Investors, Inc.
496,040	Series 2004-A3, 5.024%, 05/25/2034 (b)	500,957
571,902	Series 2005-1, 2.340%, 04/25/2035 (b)	556,228
1,000,000	Series 2007-7, 5.747%, 06/12/2050 (b)	1,032,106
1,293,590	NCUA Guaranteed Notes Series 2010-C1, 2.650%, 10/29/2020 (b)	1,261,398
	Prime Mortgage Trust
2,782,866	Series 2006-DR1, 5.500%, 05/25/2035 (Acquired 11/10/2006, Cost $2,744,444) (d)	2,537,872
2,314,771	Series 2006-DR1, 6.000%, 05/25/2035 (Acquired 11/10/2006, Cost $2,303,388) (d)	2,017,115
392,776	Residential Asset Mortgage Products, Inc. Series 2004-SL4, 7.500%, 07/25/2032	393,556
78,741	Structured Adjustable Rate Mortgage Loan Series 2004-5, 2.602%, 05/25/2034 (b)	74,485
	Wachovia Bank Commercial Mortgage Trust
1,600,000	Series 2006-C26, 6.011%, 06/15/2045 (b)	1,738,671
1,500,000	Series 2006-C29, 5.308%, 11/15/2048	1,594,170
	Washington Mutual
95,062	Series 2004-AR3, 2.704%, 06/25/2034 (b)	92,527
1,700,000	Series 2005-AR4, 2.719%, 04/25/2035 (b)	1,429,031
923,700	Series 2007-HY4, 5.249%, 09/25/2036 (b)	750,561
894,928	Series 2005-AR8, 0.550%, 07/25/2045 (b)	778,853
965,419	Series 2005-AR13, 0.550%, 10/25/2045 (b)	821,182
997,354	Series 2005-AR17, 0.530%, 12/25/2045 (b)	854,019
782,677	Series 2005-AR19, 0.530%, 12/25/2045 (b)	678,135
	Wells Fargo Company
575,840	Series 2005-AR16, 2.894%, 10/25/2035 (b)	567,041
2,559,989	Series 2007-PA6, 6.171%, 12/28/2037 (b)	1,972,842

	Total Collateralized Mortgage Obligations (Cost $71,150,388)	64,163,846

	CORPORATE BONDS - 34.99%
	Aerospace & Defense - 0.18%
960,000	Honeywell International, Inc. 4.250%, 03/01/2013	1,027,239

	Agricultural Products - 0.11%
575,000	Lorillard Tobacco Co. 8.125%, 06/23/2019	640,815

Principal Amount		Value

	Air Freight & Logistics - 0.23%
$1,460,000	United Parcel Service, Inc. 3.125%, 01/15/2021 (e)	$1,359,208

	Automobiles - 0.02%
250,000	General Motors Corporation 8.375%, 07/05/2033 (Acquired 03/11/2005, Cost $320,891) (d)(f)	111,916

	Banks - 7.41%
2,400,000	Achmea Hypotheekbank NV 3.200%, 11/03/2014 (c)	2,499,266

750,000	ANZ Capital Trust 5.360%, 12/15/2053 (c)	775,313
2,800,000	ANZ National Bank Ltd. 3.250%, 04/02/2012 (c)	2,881,665
3,200,000	Bank of Nova Scotia 1.450%, 07/26/2013 (c)	3,202,393
750,000	BBVA Bancomer Servicios SA 7.250%, 04/22/2020 (c)	795,227
	Canadian Imperial Bank of Commerce
1,500,000	2.000%, 02/04/2013 (c)(e)	1,527,594
1,150,000	1.450%, 09/13/2013	1,146,976
500,000	2.600%, 07/02/2015 (c)	503,256
400,000	Capital One Capital III 7.686%, 08/15/2036 (b)	404,000
250,000	Capital One Financial Corp. 8.800%, 07/15/2019	307,992
755,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 2.125%, 10/13/2015	730,984
300,000	Credit Agricole SA 8.375%, 10/13/2019 (b)(c)(e)	309,750
700,000	Danske Bank A/S 2.500%, 05/10/2012 (c)	717,303
19,950,000	Deutsche Bank AG London 0.000%, 04/07/2011 (credit linked to an Egyptian Treasury Bill) (c)(g)(k)	3,361,835
1,600,000	DnB NOR Boligkreditt 2.100%, 10/14/2015 (b)(c)(e)	1,523,642
500,000	Fifth Third Bancorp 0.360%, 05/17/2013 (b)	480,896
760,000	Glitnir Bank 6.693%, 06/15/2016 (Acquired 06/14/2006 through 06/21/2006, Cost $758,848) (b)(d)(f)	1,550
	HSBC Bank USA NA
925,000	4.875%, 08/24/2020 (e)	921,263
1,640,000	11.300%, 08/15/2040 (credit linked to a Republic of Brazil Treasury Security and IPCA Index Units) (b)(k)	1,639,920
1,700,000	ING Bank Nv 2.500%, 01/14/2016 (Acquired 11/17/2010, Cost $1,694,169) (d)	1,660,150
250,000	Kaupthing Bank Hf 7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (d)(f)	296
500,000	Lloyds TSB Bank PLC 6.500%, 09/14/2020 (c)(e)	460,817
1,500,000	Macquarie Bank Ltd. 3.300%, 07/17/2014 (c)	1,586,195
900,000	North American Development Bank 4.375%, 02/11/2020	927,663
1,415,000	PNC Funding Corp. 4.250%, 09/21/2015	1,486,849
525,000	Resona Bank 5.850%, 09/29/2049 (Acquired 09/08/2005, Cost $524,633) (b)(d)	525,104
625,000	Resona Preferred Global Securities 7.191%, 12/29/2049 (b)(c)	620,903
	Royal Bank of Scotland Group PLC
3,000,000	1.500%, 03/30/2012 (c)	3,026,769
140,000	5.000%, 11/12/2013	138,346

Principal Amount		Value

$625,000	4.875%, 08/25/2014 (c)	$640,637
300,000	Sovereign Bank 1.959%, 08/01/2013 (b)	300,197
2,600,000	Sparebank 1 Boligkreditt AS 1.250%, 10/25/2013 (c)(e)	2,584,322
	Swedbank AB
200,000	2.800%, 02/10/2012 (c)	204,331
300,000	2.900%, 01/14/2013 (c)	309,690
1,300,000	Toronto Dominion Bank 2.200%, 07/29/2015 (c)(e)	1,280,161
1,120,000	U.S. Bancorp 1.375%, 09/13/2013	1,120,193
600,000	Westpac Bkg Corp. 2.250%, 11/19/2012	614,178
300,000	2.500%, 05/25/2012 (c)	307,092
575,000	Zurich Financial Services 6.450%, 12/15/2065 (Acquired 02/06/2007, Cost $100 $583,040) (b)(c)	571,406

		42,096,124

	Beverages - 0.73%
	Anheuser-Busch InBev Worldwide, Inc.
825,000	3.000%, 10/15/2012	851,613
675,000	7.200%, 01/15/2014 (c)	772,459
400,000	4.125%, 01/15/2015 (e)	421,678
250,000	7.750%, 01/15/2019 (c)	311,571
1,825,000	Coca Cola Co. 0.750%, 11/15/2013	1,802,627

		4,159,948

	Capital Markets - 2.45%
	Bear Stearns Companies, Inc.
1,645,000	6.400%, 10/02/2017	1,877,970
1,805,000	7.250%, 02/01/2018	2,142,071
	Cie de Financement Foncier
1,200,000	1.625%, 07/23/2012 (c)	1,206,091
700,000	2.125%, 04/22/2013 (c)	706,351
275,000	Credit Suisse New York 4.375%, 08/05/2020	270,517
	Goldman Sachs Group, Inc.
1,050,000	5.950%, 01/18/2018	1,140,773
400,000	6.750%, 10/01/2037	410,235
	Merrill Lynch & Co, Inc.
2,325,000	6.400%, 08/28/2017 (e)	2,461,482
800,000	6.500%, 07/15/2018	839,222
	Morgan Stanley
500,000	5.750%, 08/31/2012	534,877
600,000	5.950%, 12/28/2017	635,731
525,000	6.625%, 04/01/2018	570,327
595,000	State Street Corp. 4.300%, 05/30/2014	637,094
475,000	The Bank of New York Mellon Corp. 4.950%, 11/01/2012	509,868

		13,942,609

	Chemicals - 0.57%
	Dow Chemical Co.
800,000	7.600%, 05/15/2014	923,406
305,000	2.500%, 02/15/2016	293,633
380,000	4.250%, 11/15/2020 (e)	365,446
	EI du Pont de Nemours & Co.
128,000	5.875%, 01/15/2014	142,781
1,125,000	3.250%, 01/15/2015	1,168,716
380,000	PPG Industries, Inc. 1.900%, 01/15/2016	361,164

		3,255,146

Principal Amount		Value

	Commercial Services & Supplies - 0.18%
$375,000	Allied Waste North America, Inc. 7.125%, 05/15/2016	$397,473
500,000	Waste Management, Inc. 7.375%, 03/11/2019	606,012

		1,003,485

	Communications - 0.14%
730,000	Rogers Cable, Inc. 5.500%, 03/15/2014	797,843

	Computers & Peripherals - 0.27%
500,000	Dell, Inc. 3.375%, 06/15/2012	517,559
900,000	Hewlett-Packard Co. 6.125%, 03/01/2014	1,019,922

		1,537,481

	Diversified Financial Services - 5.54%
650,000	American Express Co. 8.150%, 03/19/2038 (e)	883,275
1,360,000	American Express Credit Corp. 5.875%, 05/02/2013	1,479,861
	Bank of America Corp.
1,200,000	5.625%, 07/01/2020	1,225,628
500,000	5.875%, 01/05/2021 (e)	518,281
2,900,000	BRFKredit AS 2.050%, 04/15/2013 (c)	2,950,604
1,020,000	Caterpillar Financial Services Corp. 6.125%, 02/17/2014 (e)	1,147,546
	Citigroup, Inc.
575,000	5.850%, 07/02/2013	620,956
800,000	5.000%, 09/15/2014	828,277
1,025,000	6.010%, 01/15/2015	1,125,463
650,000	6.125%, 11/21/2017 (e)	713,333
800,000	5.375%, 08/09/2020 (e)	832,762
425,000	Countrywide Financial Corp. 5.800%, 06/07/2012	447,295
300,000	Discover Bank 8.700%, 11/18/2019	353,699
350,000	First Niagara Financial Group, Inc. 6.750%, 03/19/2020	365,101
	General Electric Capital Corp.
680,000	5.900%, 05/13/2014	753,173
960,000	5.625%, 05/01/2018	1,048,475
1,215,000	5.875%, 01/14/2038 (e)	1,265,565
1,700,000	General Motors Acceptance Corp. 6.875%, 09/15/2011	1,744,504
1,350,000	John Deere Capital Corp. 4.900%, 09/09/2013	1,472,901
1,400,000	JPMorgan Chase 3.700%, 01/20/2015	1,450,200
500,000	JPMorgan Chase Capital XXV 6.800%, 10/01/2037	517,155
1,800,000	Leaseplan Corp. NV 3.000%, 05/07/2012 (c)	1,849,864
1,600,000	Macquarie Bank Ltd 2.600%, 01/20/2012 (c)	1,631,006
	Nasdaq OMX Group, Inc.
510,000	4.000%, 01/15/2015	519,575
530,000	5.550%, 01/15/2020	536,442
750,000	National Rural Utilities Cooperative Finance Corp. 1.125%, 11/01/2013	741,842
	SLM Corp.
430,000	5.000%, 10/01/2013	431,385

Principal Amount		Value

$260,000	4.246%, 04/01/2014 (b)	$234,554
1,140,000	5.375%, 05/15/2014	1,146,490
2,400,000	Stadshypotek AB 1.450%, 09/30/2013 (c)	2,398,702
1,214,000	UBS AG
	0.000%, 12/31/2017 (credit linked to a Republic of Brazil Treasury Security and IPCA Index Units) (Acquired 12/01/2007, Cost $290,860) (b)(d)(k)	346,879

		31,580,793

	Diversified Finanical Services - 0.25%
1,400,000	FIH Erhvervsbank A/S 2.000%, 06/12/2013 (c)	1,424,097

	Diversified Manufacturing - 0.77%
	Cooper U.S., Inc.
1,130,000	2.375%, 01/15/2016	1,115,921
485,000	3.875%, 12/15/2020 (e)	475,176
1,500,000	ITT Corp. 4.900%, 05/01/2014	1,611,579
500,000	Tyco Electronics Group SA 6.550%, 10/01/2017	568,993
500,000	Tyco International Finance SA 8.500%, 01/15/2019	640,971

		4,412,640

	Diversified Telecommunication Services - 1.51%
550,000	Alltel Corp. 7.000%, 07/01/2012	596,993
695,000	AT&T, Inc. 5.350%, 09/01/2040 (c)	655,973
525,000	France Telecom SA 4.375%, 07/08/2014	561,406
425,000	Qwest Corp. 8.375%, 05/01/2016	505,750
1,610,000	SBC Communications, Inc. 5.100%, 09/15/2014	1,762,988
250,000	Sprint Capital Corp. 8.375%, 03/15/2012	265,625
	Telecom Italia Capital
450,000	6.200%, 07/18/2011	461,879
380,000	4.950%, 09/30/2014	389,657
	Telefonica Emisiones SAU
360,000	4.949%, 01/15/2015	373,185
875,000	6.421%, 06/20/2016 (e)	957,475
325,000	Telemar Norte Leste SA 5.500%, 10/23/2020 (c)	314,438
1,140,000	Verizon Wireless Capital LLC 8.500%, 11/15/2018	1,494,006
250,000	Windstream Corp. 8.625%, 08/01/2016	264,375

		8,603,750

	Educational Services - 0.15%
825,000	Rensselaer Polytechnic Institute 5.600%, 09/01/2020	852,587

	Electric Utilities - 1.08%
675,000	Arizona Public Service Co. 8.750%, 03/01/2019	846,471
585,000	Columbus Southern Power Co. 5.500%, 03/01/2013	630,289
1,334,000	Energy Future Intermediate Holding Co., LLC 10.000%, 12/01/2020	1,382,389
375,000	Nevada Power Co. 5.875%, 01/15/2015	418,539
400,000	Progress Energy, Inc. 7.750%, 03/01/2031	501,610

Principal Amount		Value

$1,075,000	PSI Energy, Inc. 6.050%, 06/15/2016	$1,223,723
700,000	Union Electric Co. 6.700%, 02/01/2019	817,274
300,000	Westar Energy, Inc. 6.000%, 07/01/2014	334,277

		6,154,572

	Electronic Equipment & Instruments - 0.16%
850,000	Agilent Technologies, Inc. 5.500%, 09/14/2015	924,222

	Energy Equipment & Services - 0.07%
340,000	Cameron International Corp. 6.375%, 07/15/2018	377,654

	Food & Staples Retailing - 0.25%
1,000,000	Costco Wholesale Corp. 5.300%, 03/15/2012	1,052,348
370,000	Wal Mart Stores, Inc. 5.000%, 10/25/2040	360,738

		1,413,086

	Food Products - 0.30%
375,000	Dean Foods Co. 7.000%, 06/01/2016 (e)	345,938
	Kraft Foods, Inc.
400,000	6.125%, 08/23/2018	458,068
825,000	6.500%, 02/09/2040	927,723

		1,731,729

	Health Care Equipment & Supplies - 0.87%
400,000	Baxter International, Inc. 1.800%, 03/15/2013	406,514
730,000	Becton Dickinson & Co. 3.250%, 11/12/2020	686,615
775,000	Boston Scientific Corp. 4.500%, 01/15/2015	792,014
	Covidien International Finance SA
775,000	5.450%, 10/15/2012	835,707
450,000	4.200%, 06/15/2020	450,756
	Hospira, Inc.
490,000	6.050%, 03/30/2017	549,681
400,000	5.600%, 09/15/2040	394,550
825,000	Medtronic, Inc. 3.000%, 03/15/2015	847,435

		4,963,272

	Health Care Providers & Services - 0.28%
960,000	Express Scripts, Inc. 6.250%, 06/15/2014	1,074,084
500,000	HCA, Inc. 7.875%, 02/15/2020	537,500

		1,611,584

	Household Durables - 0.09%
	Whirlpool Corp.
200,000	8.000%, 05/01/2012	215,592
250,000	8.600%, 05/01/2014	288,486

		504,078

	Independent Power Producers & Energy Traders - 0.47%
550,000	Exelon Generation Co., LLC 6.250%, 10/01/2039	555,377
770,000	PSEG Power, LLC 6.950%, 06/01/2012	830,465
1,175,000	Southern Power Co. 6.250%, 07/15/2012	1,263,756

		2,649,598

Principal Amount		Value

	Industrial Conglomerates - 0.16%
$275,000	General Electric Co. 5.250%, 12/06/2017 (e)	$297,459
540,000	Koninklijke Philips Electronics NV 5.750%, 03/11/2018	606,414

		903,873

	Insurance - 1.62%
325,000	Arch Capital Group Ltd. 7.350%, 05/01/2034	337,708
200,000	AXA SA 6.463%, 12/31/2049 (b)(c)	180,500
600,000	Berkshire Hathaway Finance Corp. 5.750%, 01/15/2040 (e)	632,797
425,000	CNA Financial Corp. 7.350%, 11/15/2019	466,889
250,000	Endurance Specialty Holdings Ltd. 6.150%, 10/15/2015	262,641
400,000	MetLife Capital Trust X 9.250%, 04/08/2068 (b)(c)	472,000
	Metlife, Inc.
885,000	5.375%, 12/15/2012	948,120
500,000	4.750%, 02/08/2021 (e)	511,531
775,000	Northwestern Mutual Life Insurance Co. 6.063%, 03/30/2040 (c)(e)	859,100
	Prudential Financial, Inc.
750,000	5.100%, 09/20/2014	806,308
1,325,000	4.500%, 11/15/2020 (e)	1,298,333
450,000	QBE Insurance Group Ltd. 5.647%, 07/01/2023 (Acquired 08/23/2004, Cost $441,198) (b)(d)	427,532
300,000	Reinsurance Group of America, Inc. 6.750%, 12/15/2065 (b)	278,048
375,000	Transatlantic Holdings, Inc. 8.000%, 11/30/2039	385,005
790,000	Travelers Property Casualty Corp. 5.000%, 03/15/2013	850,806
500,000	Willis North America, Inc. 6.200%, 03/28/2017	514,437

		9,231,755

	Internet Software & Services - 0.09%
515,000	Ebay, Inc. 0.875%, 10/15/2013	510,203

	IT Services - 0.50%
315,000	Fiserv, Inc. 6.125%, 11/20/2012	340,817
	International Business Machines Corp.
1,000,000	4.750%, 11/29/2012 (e)	1,074,074
1,150,000	7.625%, 10/15/2018	1,466,147

		2,881,038

	Life Sciences Tools & Services - 0.28%
1,175,000	Life Technologies Corp. 5.000%, 01/15/2021	1,166,208
400,000	Thermo Fisher Scientific, Inc. 3.200%, 05/01/2015	409,644

		1,575,852

	Machinery - 0.13%
650,000	Eaton Corp. 5.600%, 05/15/2018	721,271

	Media - 1.35%
400,000	Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/2022	554,525
	Comcast Corp.
650,000	10.625%, 07/15/2012	736,659
1,000,000	6.300%, 11/15/2017 (e)	1,146,569

Principal Amount		Value

$670,000	5.875%, 02/15/2018	$744,952
125,000	CSC Holdings, Inc. 7.625%, 04/01/2011	126,875
	DIRECTV Holdings, LLC
855,000	3.550%, 03/15/2015 (e)	869,457
285,000	6.350%, 03/15/2040	300,833
500,000	Dish DBS Corp. 7.125%, 02/01/2016	518,750
350,000	NBC Universal, Inc. 4.375%, 04/01/2021 (c)	340,404
1,725,000	Time Warner Cable, Inc. 6.750%, 07/01/2018	2,013,816
251,000	WPP Finance UK 8.000%, 09/15/2014	288,997

		7,641,837

	Metals & Mining - 0.44%
	Anglo American Capital Plc
144,000	9.375%, 04/08/2014 (c)(e)	173,497
350,000	9.375%, 04/08/2019 (c)	471,522
700,000	Freeport-McMoRan Copper & Gold, Inc. 8.375%, 04/01/2017	775,325
	Teck Resources Ltd.
500,000	10.750%, 05/15/2019 (e)	650,959
435,000	6.000%, 08/15/2040	461,556

		2,532,859

	Multi-Utilities - 0.65%
475,000	CenterPoint Energy, Inc. 7.875%, 04/01/2013	537,237
	Dominion Resources, Inc.
750,000	5.600%, 11/15/2016	845,215
260,000	8.875%, 01/15/2019 (e)	337,397
1,225,000	Midamerican Energy Holdings Co. 5.875%, 10/01/2012	1,322,281
600,000	Sempra Energy 6.500%, 06/01/2016	697,354

		3,739,484

	Office Electronics - 0.15%
790,000	Xerox Corp. 5.500%, 05/15/2012	834,684

	Oil & Gas - 2.45%
725,000	Anadarko Peteroleum Corp. 6.375%, 09/15/2017 (e)	790,830
700,000	Boardwalk Pipelines LP 5.875%, 11/15/2016	768,424
	BP Capital PLC
325,000	5.250%, 11/07/2013	352,213
500,000	3.875%, 03/10/2015 (e)	516,241
525,000	4.500%, 10/01/2020	524,758
	ConocoPhillips
1,000,000	4.600%, 01/15/2015 (e)	1,090,949
500,000	5.750%, 02/01/2019	570,742
359,931	Dolphin Energy Ltd. 5.888%, 06/15/2019 (c)	385,770
400,000	El Paso Natural Gas Co. 7.500%, 11/15/2026	443,236
	Energy Transfer Partners LP
765,000	8.500%, 04/15/2014	888,861
775,000	5.950%, 02/01/2015 (e)	850,885
525,000	9.000%, 04/15/2019	658,715
	Enterprise Products Operating LP
375,000	8.375%, 08/01/2066 (b)	403,105
450,000	7.034%, 01/15/2068 (b)(e)	467,519

Principal Amount		Value

$420,000	Gaz Capital SA 9.250%, 04/23/2019	$518,196
725,000	Marathon Oil Corp. 6.000%, 10/01/2017	824,584
275,000	Nexen, Inc. 7.500%, 07/30/2039	299,984
225,000	Petrobras International Finance Co. 6.875%, 01/20/2040	237,466
980,000	Petroleos Mexicanos 8.000%, 05/03/2019	1,185,800
425,000	Suncor Energy, Inc. 6.100%, 06/01/2018	489,399
250,000	Tennessee Gas Pipeline Co. 7.500%, 04/01/2017	288,654
175,000	Transocean, Inc. 4.950%, 11/15/2015	181,050
	Valero Energy Corp.
275,000	9.375%, 03/15/2019	341,864
275,000	6.625%, 06/15/2037	280,174
450,000	Williams Companies, Inc. 8.750%, 03/15/2032	552,014

		13,911,433

	Pharmaceuticals - 0.60%
	Novartis Capital Corp.
1,000,000	4.125%, 02/10/2014	1,067,973
1,225,000	2.900%, 04/24/2015	1,259,692
1,000,000	Wyeth 5.500%, 02/01/2014	1,112,502

		3,440,167

	Pipelines - 1.05%
225,000	DCP Midstream LLC 9.750%, 03/15/2019 (c)	291,206
600,000	Duke Energy Inc. 5.668%, 08/15/2014	661,927
275,000	El Paso Pipeline Partners LP 6.500%, 04/01/2020	289,903
	Enterprise Products Operating LLC
1,000,000	5.650%, 04/01/2013	1,077,339
525,000	6.125%, 10/15/2039	548,307
575,000	Spectra Energy Capital LLC 5.650%, 03/01/2020	611,916
	TransCanada Pipelines Ltd.
775,000	7.625%, 01/15/2039	1,005,473
550,000	6.350%, 05/15/2067 (b)	543,791
875,000	Transocean, Inc. 6.500%, 11/15/2020	930,703

		5,960,565

	Real Estate - 0.82%
450,000	Developers Diversified Realty Corp. 7.500%, 04/01/2017	503,324
850,000	ERP Operating LP 5.125%, 03/15/2016	918,074
800,000	Liberty Property LP 4.750%, 10/01/2020	793,168
450,000	ProLogis 1.875%, 11/15/2037	447,188
	Simon Property Group LP
825,000	5.750%, 12/01/2015	917,554
600,000	10.350%, 04/01/2019	821,549
275,000	4.375%, 03/01/2021 (e)	272,316

		4,673,173

Principal Amount		Value

	Road & Rail - 0.09%
$400,000	Burlington Northern Santa Fe LLC 7.950%, 08/15/2030	$509,023

	Software - 0.08%
415,000	CA, Inc. 5.375%, 12/01/2019	429,822

	Special Purpose Entity - 0.04%
381,753	Hellas Telecommunications Luxembourg V 4.684%, 10/15/2012 (Acquired 01/17/2008, Cost $523,464) (b)	114,781
100,000	TNK-BP Finance SA 7.500%, 07/18/2016	111,000

		225,781

	Specialty Retail - 0.15%
750,000	Best Buy, Inc. 6.750%, 07/15/2013	830,120

	Tobacco - 0.26%
	Altria Group, Inc.
875,000	9.700%, 11/10/2018	1,156,011
240,000	9.250%, 08/06/2019	313,703

		1,469,714

	Total Corporate Bonds (Cost $196,485,629)	199,158,130

	FOREIGN GOVERNMENT NOTES/BONDS - 1.84%
	Mexican Bonos
10,780,500	10.000%, 12/05/2024	1,090,358
4,661,200	8.500%, 11/18/2038	403,643
4,780,000	Republic of Argentina 2.840%, 12/15/2035 (b)	811,220
90,000	Republic of Peru 5.625%, 11/18/2050	83,700
	Republic of South Africa
5,140,000	8.000%, 12/21/2018	779,098
11,740,000	6.750%, 03/31/2021	1,613,822
	Republic of Venezuela
390,000	5.750%, 02/26/2016	276,900
190,000	7.750%, 10/13/2019	129,675
160,000	8.250%, 10/13/2024	104,800
71,600	Russia Foreign Bond 7.500%, 03/31/2030	82,984
	State of Qatar
140,000	5.150%, 04/09/2014	150,500
1,600,000	5.250%, 01/20/2020 (c)	1,696,000
3,000,000	Swedish Housing Finance Corp. 3.125%, 03/23/2012 (c)	3,086,370
156,000	United Mexican States 6.750%, 09/27/2034	176,280

	Total Foreign Government Notes/Bonds (Cost $9,994,198)	10,485,350

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 33.13%
	Federal Home Loan Mortgage Corp.
1,068,624	Pool #1H-2524, 2.620%, 08/01/2035 (b)	1,122,842
1,442,963	Pool #1Q-0160, 2.997%, 09/01/2035 (b)	1,515,440
972	Pool #A4-3129, 5.500%, 02/01/2036	1,043
914,192	Pool #C0-3404, 4.500%, 09/01/2039	945,101
	Federal Home Loan Mortgage Corp. - Gold
17,572	Pool #E9-9763, 4.500%, 09/01/2018	18,555
18,131	Pool #E9-9764, 4.500%, 09/01/2018	19,146
219,302	Pool #B1-0178, 5.000%, 10/01/2018	233,899
393,626	Pool #E0-1538, 5.000%, 12/01/2018	419,650
489,545	Pool #D9-6291, 4.500%, 09/01/2023	514,420
3,928,367	Pool #G1-3833, 4.500%, 05/01/2025	4,130,923
455,317	Pool #J1-3196, 3.500%, 10/01/2025	458,874

Principal Amount		Value

$714,370	Pool #78-0447, 2.621%, 04/01/2033 (b)	$744,425
12,000,000	Pool #TBA, 5.500%, 01/01/2035 (h)	12,789,383
2,017,729	Pool #G0-8085, 5.000%, 10/01/2035	2,126,578
931,663	Pool #G0-4814, 5.500%, 10/01/2038	994,152
928,199	Pool #G0-6021, 5.500%, 01/01/2040	990,455
2,000,000	Pool #TBA, 4.000%, 01/15/2041 (h)	1,985,938
2,000,000	Pool #TBA, 4.500%, 01/15/2041 (h)	2,050,000
	Federal National Mortgage Association
40,628	Pool #357273, 5.000%, 09/01/2017	43,460
4,827	Pool #254684, 5.000%, 03/01/2018	5,169
4,602	Pool #656564, 5.000%, 04/01/2018	4,929
52,545	Pool #695826, 5.000%, 04/01/2018	56,272
5,592	Pool #685505, 5.000%, 05/01/2018	5,989
4,298	Pool #685506, 5.000%, 05/01/2018	4,603
6,754	Pool #705709, 5.000%, 05/01/2018	7,233
7,362	Pool #555549, 5.000%, 06/01/2018	7,884
14,293	Pool #357413, 5.000%, 07/01/2018	15,307
2,109,459	Pool #734788, 4.000%, 09/01/2018	2,202,737
24,214	Pool #743133, 5.000%, 10/01/2018	25,932
33,566	Pool #254987, 5.000%, 12/01/2018	35,947
6,904	Pool #357478, 5.000%, 12/01/2018	7,393
1,000,000	Pool #TBA, 4.000%, 01/01/2019 (h)	1,030,156
404,943	Pool #745387, 5.000%, 04/01/2019	433,669
15,135	Pool #776276, 5.000%, 04/01/2019	16,208
57,806	Pool #735985, 5.000%, 06/01/2019	61,907
36,881	Pool #788275, 5.000%, 07/01/2019	39,451
18,047	Pool #790397, 5.000%, 08/01/2019	19,305
653,990	Pool #735439, 6.000%, 09/01/2019	712,032
8,911	Pool #761496, 5.000%, 09/01/2019	9,535
128,050	Pool #811034, 5.000%, 10/01/2019	137,133
805,964	Pool #745238, 6.000%, 12/01/2020	877,493
2,357,474	Pool #257453, 5.000%, 11/01/2023	2,502,606
1,004,700	Pool #AD5693, 4.500%, 05/01/2025	1,055,876
2,000,000	Pool #TBA, 5.000%, 01/15/2026 (h)	2,122,188
2,000,000	Pool #TBA, 3.000%, 02/15/2026 (h)	1,951,250
580,967	Pool #544859, 3.407%, 08/01/2029 (b)	599,147
547,030	Pool #786848, 7.000%, 10/01/2031	622,529
47,736	Pool #727181, 5.000%, 08/01/2033	50,496
13,412	Pool #730727, 5.000%, 08/01/2033	14,188
3,409	Pool #741862, 5.500%, 09/01/2033	3,675
22,000,000	Pool #TBA, 5.500%, 01/01/2034 (h)	23,539,999
4,290	Pool #766197, 5.500%, 02/01/2034	4,624
711	Pool #776974, 5.500%, 04/01/2034	771
388,977	Pool #888504, 2.446%, 04/01/2034 (b)	405,290
26,237	Pool #775776, 5.500%, 05/01/2034	28,281
701,696	Pool #725705, 5.000%, 08/01/2034	741,741
1,279,265	Pool #782284, 6.000%, 09/01/2034	1,409,442
810,803	Pool #791563, 6.000%, 09/01/2034	889,509
22,283	Pool #794371, 6.000%, 09/01/2034	24,497
453,753	Pool #802783, 2.663%, 10/01/2034 (b)	474,479
982,630	Pool #802493, 6.000%, 11/01/2034	1,082,622
42,432	Pool #781629, 5.500%, 12/01/2034	45,730
2,099	Pool #806098, 6.000%, 12/01/2034	2,302
4,636,534	Pool #735224, 5.500%, 02/01/2035	4,998,436
1,497,503	Pool #808057, 6.000%, 02/01/2035	1,646,866
574,164	Pool #735504, 6.000%, 04/01/2035	632,590
40,614	Pool #822815, 5.500%, 04/01/2035	43,771
35,377	Pool #357850, 5.500%, 07/01/2035	38,127
47,512	Pool #820242, 5.000%, 07/01/2035	50,288
3,148,617	Pool #820345, 5.000%, 09/01/2035	3,324,726
5,753	Pool #838452, 5.500%, 09/01/2035	6,223
64,403	Pool #745000, 6.000%, 10/01/2035	70,620

Principal Amount		Value

$2,068,271	Pool #844158, 5.000%, 11/01/2035	$2,183,954
916,529	Pool #745755, 5.000%, 12/01/2035	968,365
89,479	Pool #848939, 6.500%, 01/01/2036	99,842
33,693	Pool #851639, 6.500%, 01/01/2036	37,575
383,309	Pool #888022, 5.000%, 02/01/2036	404,748
43,282	Pool #865854, 6.000%, 03/01/2036	47,457
56,275	Pool #891474, 6.000%, 04/01/2036	61,702
1,108,934	Pool #868993, 2.747%, 05/01/2036 (b)	1,148,323
1,381,264	Pool #872236, 2.594%, 05/01/2036 (b)	1,414,529
1,441,328	Pool #886376, 2.773%, 08/01/2036 (b)	1,491,281
785,846	Pool #831808, 6.000%, 09/01/2036	869,005
1,433,617	Pool #886891, 2.626%, 09/01/2036 (b)	1,468,633
322,014	Pool #897776, 6.500%, 09/01/2036	359,109
618,595	Pool #893681, 6.000%, 10/01/2036	678,256
1,288,571	Pool #893923, 6.000%, 10/01/2036	1,412,849
1,552,311	Pool #894005, 6.000%, 10/01/2036	1,702,026
101,694	Pool #902468, 6.000%, 11/01/2036	110,867
266,684	Pool #897505, 6.500%, 12/01/2036	297,406
185,777	Pool #905110, 6.000%, 12/01/2036	205,436
154,898	Pool #905111, 6.000%, 12/01/2036	171,289
83,809	Pool #906000, 6.000%, 01/01/2037	91,369
161,302	Pool #906055, 6.000%, 01/01/2037	178,372
673	Pool #928062, 5.500%, 02/01/2037	726
1,068	Pool #899119, 5.500%, 04/01/2037	1,151
1,257	Pool #938488, 5.500%, 05/01/2037	1,354
34,121	Pool #918555, 6.000%, 06/01/2037	37,135
123,366	Pool #942601, 6.000%, 08/01/2037	134,262
332,436	Pool #945069, 6.500%, 08/01/2037	373,227
85,510	Pool #942987, 6.000%, 09/01/2037	93,062
10,017	Pool #933025, 6.000%, 10/01/2037	10,902
83,608	Pool #950698, 6.000%, 10/01/2037	90,992
160,772	Pool #952189, 6.000%, 10/01/2037	174,972
608,549	Pool #933167, 6.000%, 11/01/2037	662,297
222,407	Pool #959451, 6.000%, 12/01/2037	242,050
292,257	Pool #960392, 5.500%, 12/01/2037	312,969
118,644	Pool #967065, 5.500%, 12/01/2037	127,052
1,314,772	Pool #967071, 6.000%, 12/01/2037	1,430,895
644,876	Pool #257041, 5.500%, 01/01/2038	690,577
242,894	Pool #955260, 5.500%, 01/01/2038	260,107
42,985	Pool #960483, 6.000%, 01/01/2038	46,781
676,274	Pool #960638, 6.000%, 01/01/2038	736,003
16,389	Pool #889190, 6.000%, 03/01/2038	17,831
613,661	Pool #889425, 6.000%, 03/01/2038	667,669
1,539	Pool #970131, 5.500%, 03/01/2038	1,659
538,796	Pool #889624, 5.500%, 05/01/2038	576,895
285,644	Pool #889667, 5.500%, 06/01/2038	305,842
251,502	Pool #929628, 5.500%, 06/01/2038	269,285
1,069	Pool #981313, 5.500%, 06/01/2038	1,152
131,958	Pool #889685, 5.500%, 07/01/2038	141,289
1,419,958	Pool #889697, 6.000%, 07/01/2038	1,544,927
1,576	Pool #985108, 5.500%, 07/01/2038	1,699
727	Pool #964930, 5.500%, 08/01/2038	784
1,186	Pool #987032, 5.500%, 08/01/2038	1,279
974	Pool #968371, 5.500%, 09/01/2038	1,050
34,946	Pool #993138, 6.000%, 10/01/2038	38,120
610	Pool #993050, 5.500%, 12/01/2038	657
282	Pool #MC0018, 5.500%, 12/01/2038	307
24,591	Pool #AA9133, 4.500%, 08/01/2039	25,403
125,935	Pool #AC1246, 4.500%, 08/01/2039	130,410
282,605	Pool #AC1579, 4.500%, 08/01/2039	292,646
46,693	Pool #AC2861, 4.500%, 08/01/2039	48,235
38,955	Pool #934943, 4.500%, 09/01/2039	40,339

Principal Amount		Value

$187,923	Pool #AC3246, 4.500%, 09/01/2039	$194,600
183,903	Pool #AC3310, 4.500%, 10/01/2039	190,437
24,038	Pool #AC5107, 4.500%, 10/01/2039	24,892
900,204	Pool #AE0393, 5.500%, 10/01/2039	964,332
94,960	Pool #AC6121, 4.500%, 11/01/2039	98,097
33,082	Pool #AC8372, 4.500%, 12/01/2039	34,175
25,019	Pool #AC8832, 4.500%, 12/01/2039	25,908
278,232	Pool #AD0585, 4.500%, 12/01/2039	288,117
852,616	Pool #AD0586, 4.500%, 12/01/2039	880,777
26,583	Pool #AC3946, 4.500%, 01/01/2040	27,528
26,903	Pool #AD1922, 4.500%, 01/01/2040	27,859
27,000,000	Pool #TBA, 4.500%, 01/15/2040 (h)	27,721,412
1,156,356	Pool #AD5574, 5.000%, 04/01/2040	1,216,698
3,983,683	Pool #AD5661, 5.000%, 05/01/2040	4,191,561
4,271,219	Pool #AD6949, 5.500%, 06/01/2040	4,572,572
3,796,598	Pool #AB1231, 5.000%, 07/01/2040	3,994,714
6,123,979	Pool #AD6943, 5.000%, 07/01/2040	6,443,544
1,116,008	Pool #AD7406, 5.000%, 07/01/2040	1,174,244
1,040,756	Pool #AD1871, 5.000%, 08/01/2040	1,095,065
1,725,745	Pool #AD9904, 5.000%, 08/01/2040	1,815,799
954,554	Pool #AE2724, 5.000%, 08/01/2040	1,004,365
934,572	Pool #AE4408, 5.000%, 08/01/2040	983,340
2,059,937	Pool #AD8182, 5.000%, 09/01/2040	2,167,429
1,012,330	Pool #AD9855, 5.000%, 09/01/2040	1,065,155
1,384,295	Pool #MA0545, 5.000%, 09/01/2040	1,456,531
786,187	Pool #AD7454, 5.000%, 10/01/2040	827,213
2,000,000	Pool #TBA, 4.000%, 01/15/2041 (h)	1,990,000
	Government National Mortgage Association
300,000	Pool #752842X, 3.950%, 07/15/2025	301,524
50,133	Pool #614436X, 5.000%, 08/15/2033	53,514
875,252	Pool #618907X, 5.000%, 09/15/2033	934,283
139,849	Pool #605098X, 5.000%, 03/15/2034	149,150
154,992	Pool #081116M, 2.750%, 10/20/2034 (b)	159,163
105,747	Pool #520279X, 5.000%, 11/15/2034	112,978
235,468	Pool #081150M, 2.750%, 11/20/2034 (b)	241,805
524,245	Pool #081153M, 2.750%, 11/20/2034 (b)	538,353
1,888,521	Pool #644812X, 6.000%, 05/15/2035	2,107,852
368,577	Pool #736686X, 5.000%, 02/15/2039	392,168
560,548	Pool #720103X, 4.500%, 06/15/2039	589,214
2,158,983	Pool #723248, 5.000%, 10/15/2039	2,320,112
790,483	Pool #726382, 5.000%, 10/15/2039	849,478
8,000,000	Pool #TBA, 3.500%, 01/15/2041 (h)	7,704,999
2,000,000	Pool #TBA, 5.000%, 01/15/2041 (h)	2,126,576
1,000,000	Pool #TBA, 4.500%, 02/15/2041 (h)	1,035,625

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $190,401,233)	194,233,000

	MUNICIPAL BONDS - 1.14%
	California, GO,
175,000	7.950%, 03/01/2036	179,657
725,000	7.500%, 04/01/2034 (e)	750,919
600,000	7.550%, 04/01/2039	622,884
925,000	7.625%, 03/01/2040	966,079
300,000	Connecticut Health & Educational Facilities Authority, Series Z-1, Revenue Bond, 5.000%, 07/01/2042	303,873
500,000	Illinois, GO, 7.350%, 07/01/2035	490,240
1,136,938	Missouri Higher Education Loan Authority, Series A-1, Revenue Bond, Series 2010-1, 1.234%, 11/26/2032 (b)	1,142,657
50,000	New York State Dormitory Authority, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2040	50,225
1,000,000	Northstar Guarantee, Inc., Series A-1, Revenue Bond, 0.473%, 04/29/2019 (b)	988,190

Principal Amount		Value

$1,000,000	South Carolina Student Loan Corp., Series A-1, Revenue Bond, 0.342%, 12/02/2019 (b)	$983,070

	Total Municipal Bonds (Cost $6,358,362)	6,477,794

	SUPRANATIONAL OBLIGATIONS - 0.67%
4,000,000	Inter-American Development Bank0.500%, 05/29/2014	3,827,288

	Total Supranational Obligations (Cost $3,464,858)	3,827,288

	U.S. GOVERNMENT AGENCY ISSUES - 1.02%
	Federal Home Loan Mortgage Corp.
1,000,000	5.000%, 03/15/2018	1,089,315
908,243	6.500%, 06/15/2031	1,001,672
499,960	6.500%, 07/15/2031	560,053
	Federal National Mortgage Association
351,217	0.000%, 04/25/2034 (Acquired 04/07/2006, Cost $39,505) (d)(g)(l)	1,118
3,523	0.000%, 06/25/2037 (Acquired 06/11/2007, Cost $3,762) (b)(d)(g)	3,497
1,600,000	5.375%, 06/12/2017	1,844,757
1,200,000	Tennessee Valley Authority4.375%, 06/15/2015	1,318,680

	Total U.S. Government Agency Issues (Cost $5,586,278)	5,819,092

	U.S. TREASURY OBLIGATIONS - 10.64%
	U.S. Treasury Bond - 2.93%
1,856,464	2.375%, 01/15/2025 (i)	2,070,538
650,718	2.375%, 01/15/2027 (i)	724,788
10,615,000	4.375%, 05/15/2040 (e)	10,668,032
3,300,000	4.250%, 11/15/2040 (e)	3,246,890

		16,710,248

	U.S. Treasury Note - 7.71%
1,873,213	2.375%, 04/15/2011 (i)	1,891,067
11,755,000	1.375%, 02/15/2012 (e)	11,889,078
2,067,897	3.000%, 07/15/2012 (i)	2,198,110
15,825,000	1.250%, 10/31/2015 (e)	15,318,109
1,203,444	1.250%, 07/15/2020 (i)	1,233,907
11,150,000	2.625%, 11/15/2020 (e)	10,519,334
700,000	5.000%, 05/15/2037	781,157

		43,830,762

	Total U.S. Treasury Obligations (Cost $62,112,184)	60,541,010

Number of Shares

	WARRANTS - 0.00%
	Warrant - 0.00%
272	Semgroup Warrant
	Expiration: November, 2014, Exercise Price: $1.00
	Exercise Price: $1.00
	(Acquired 12/07/2009, Cost, $0) (a)(d)	0

	Total Warrants (Cost $0)	0

	SHORT TERM INVESTMENTS - 15.85%
	Money Market Funds - 1.07%
6,089,649	Federated Prime Obligations Fund Effective Yield, 0.17%	6,089,649

Principle Amount

	Repurchase Agreement - 14.78%
$84,100,000	Merrill Lynch01/03/2011 at 0.250%	84,100,000

	(Collateralized by a U.S. Government Agency Issue, value $85,468,121, 4.500%, 09/01/2040)
	Total Short Term Investments (Cost $90,189,649)	90,189,649

Number of Shares		Value

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.41%
	Money Market Funds - 13.41%
76,333,494	Mount Vernon Prime Portfolio Effective Yield, 0.29%	$76,333,494

20,870	Reserve Primary Fund (j)	75

	Total Money Market Funds (Cost $76,354,364)	76,333,569

Principal Amount

	Cash - 0.00%
$10,121	Cash	10,121

	Total Cash (Cost $10,121)	10,121

	Total Investments Purchased as Securities Lending Collateral (Cost $76,364,485)	76,343,690

	Total Investments (Cost $729,101,423) - 127.48%	725,584,782
	Liabilities in Excess of Other Assets - (27.48)%	(156,403,494)

	TOTAL NET ASSETS - 100.00%	$569,181,288

Percentages are stated as a percent of net assets.

(a)	Non-Income producing.
(b)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2010.
(c)

Restriced securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $53,953,504, which represents 9.48% of total net assets.

(d)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $11,453,952, which represents 2.01% of total net assets.

(e)	All or portion of this security is on loan.
(f)	Non-income producing. Item identified as in default as to payment of interest.
(g)	Zero coupon bond.
(h)	Security purchased on a when-issued basis. On December 31, 2010, the total value of investments purchased on a when-issued basis was $86,047,526 or 15.12% of total net assets.
(i)	Represents a U.S. Treasury Inflation protected Security.
(j)	As of December 31, 2010, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $75 which represents 0.00% of total net assets.
(k)	Credit linked note. Investment performance is wholly or partially derived from an underlying source.
(l)

Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2010. The vaule of this security was $1,118, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$729,101,423

Gross unrealized appreciation	13,123,170
Gross unrealized depreciation	(16,639,811)

Net unrealized depreciation	($3,516,641)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Forward Currency Contracts
(Unaudited)

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)

1/18/2011	U.S. Dollars	$1,909,870	Brazil Real	$3,324,000	$(84,167)
1/11/2011	U.S. Dollars	1,948,001	European Monetary Unit	1,446,591	14,927
1/21/2011	U.S. Dollars	2,984,987	Mexican Peso	36,968,121	(4,474)
1/31/2011	U.S. Dollars	2,298,220	South African Rand	15,799,687	(88,865)
1/21/2011	Mexican Peso	16,812,415	U.S. Dollars	1,346,801	12,750

					$(149,829)

Schedule of Open Futures Contracts
(Unaudited)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

Euro-Bobl Future	75	$8,908,500	Mar-11	$260
Euro-Bond Future	80	10,024,800	Mar-11	59,891
Eurodollar 90 Day Futures	5	1,245,438	Mar-11	30,119
Eurodollar 90 Day Futures	5	1,244,500	Jun-11	33,244
Eurodollar 90 Day Futures	5	1,243,063	Sep-11	35,357
Eurodollar 90 Day Futures	5	1,240,875	Dec-11	36,579
U.S. Treasury 2 Year Note Futures	82	17,950,313	Apr-11	(37,630)
U.S. Treasury 5 Year Note Futures	262	30,842,313	Apr-11	(511,964)
U.S. Treasury 10 Year Note Futures	82	9,875,875	Apr-11	(148,182)
U.S. Treasury Long Bond Futures	20	2,442,500	Apr-11	(59,144)
U.S. Treasury Ultra Bond Futures	19	2,414,781	Apr-11	30,250

				$(531,220)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, preferred stocks, and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and othe market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

	Level 1	Level 2	Level 3		Total

Equity
Common Stock	7,037				7,037
Convertible Preferred Stock	$—	$115,823	$—		$115,823
Preferred Stock	422,921	757,445	—		1,180,366

Total Equity	429,958	873,268	—		1,303,226

Fixed Income
Asset Backed Securities	$—	$13,042,707	$—		$13,042,707
Collateralized Mortgage Obligations	—	64,163,846	—		64,163,846
Corporate Bonds	—	199,158,130	—		199,158,130
Foreign Government Note/Bond	—	10,485,350	—		10,485,350
Mortgage Backed Securities - U.S. Government Agency	—	194,233,000	—		194,233,000
Municipal Bonds	—	6,477,794	—		6,477,794
Supranational Obligation	—	3,827,288	—		3,827,288
U.S. Government Agency Issues	—	5,819,092	—		5,819,092
U.S. Treasury Obligations	—	60,541,010	—		60,541,010

Total Fixed Income	—	557,748,217	—		557,748,217

Warrants	—	—	—	**	— **

Short Term Investments	6,089,649	84,100,000	—		90,189,649

Investments Purchased as Securities Lending Collateral	76,343,615	—	75		76,343,690

Total Investments in Securities	$82,863,222	$642,721,485	$75		$725,584,782

Other Financial Instruments*
Forward Currency Contracts	$—	$(149,829)	$—		$(149,829)
Futures	(531,220)	—	—		(531,220)

Total	$(531,220)	$(149,829)	$—		$(681,049)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and futures, which are reflected at the unrealized depreciation on the instrument.

**As of December 31, 2010, Semgroup Warrant was fair valued by the Advisor at $0.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments Purchased as Securities Lending Collateral	Investments in Collateralized Mortgage Obligations	Investments in Asset Backed Securities	Investments in Corporate Bonds

Balance as of March 31, 2010	$7,018,421	$912,193	$479,376	$26,550
Accrued discounts, net	—	—	—	—
Realized loss	(7,186,591)	(579,375)	(94,170)	(3,346,835)
Change in unrealized appreciation	5,606,592	(397,020)	141,411	3,443,713
Net sales	(5,438,347)	(738,338)	(526,617)	(123,428)
Transfers in and/or (out) of Level 3	—	802,540	—	—

Balance as of December 31, 2010	$75	$—	$—	$—

Change in unrealized appreciation during the period for Level 3 investments held at December 31, 2010.	$6,620	$(1,128,819)	$—	$—

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund uses money market and fixed income derivatives contracts including futures, forwards, and options for a variety of hedging and investment purposes such as duration management and the pursuit of relative value opportunities. In general, the use of fixed income derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The investment results achieved by the use of fixed income derivatives by the Fund may not match or fully offset changes in the value of the underlying financial asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund invested in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund that exceed the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund uses currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within the Funds to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives. The use of over-the-counter currency derivatives involves the risk that the counterparty to the currency derivative will fail to make required payments or otherwise comply with the terms of the contract. In general the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of December 31, 2010

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value

Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	27,677	Depreciation of forward currency contracts	177,506
Interest Rate Contracts - Futures*	Variation margin on futures contracts	225,700	Variation margin on futures contracts	756,920

Total		$253,377		$934,426

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures and forwards during the year ended December 31, 2010 were as follows:

Long Positions	AssetMark Core Plus Fixed Income Fund

Futures	$82,743,493
Forwards	$7,885,447

Short Positions	AssetMark Core Plus Fixed Income Fund

Futures	$7,469,365
Forwards	$2,251,410

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 95.34%
	Aerospace & Defense - 2.59%
249	BE Aerospace, Inc. (a)(b)	$9,220
13,407	Boeing Co.	874,942
168	Esterline Technologies Corp. (b)	11,523
1,704	Goodrich Corp.	150,071
224	Precision Castparts Corp. (a)	31,183
1,974	Rockwell Collins, Inc.	115,005
238	TransDigm Group, Inc. (b)	17,138
14,645	United Technologies Corp.	1,152,855

		2,361,937

	Air Freight & Logistics - 2.22%
1,702	C.H. Robinson Worldwide, Inc. (a)	136,483
1,874	Expeditors International of Washington	102,320
6,575	FedEx Corp.	611,541
15,389	United Parcel Service, Inc. (a)	1,116,935
2,807	UTI Worldwide, Inc. (a)	59,508

		2,026,787

	Airlines - 0.39%
14,417	Delta Air Lines, Inc. (b)	181,654
13,445	Southwest Airlines Co.	174,516

		356,170

	Auto Components - 0.16%
1,501	BorgWarner, Inc. (a)(b)	108,613
337	Lear Corp. (b)	33,265

		141,878

	Beverages - 3.30%
1,001	Brown-Forman Corp.	69,690
285	Central European District Corp. (b)	6,527
12,266	Coca-Cola Enterprises, Inc.	307,018
3,062	Dr. Pepper Snapple Group, Inc.	107,660
1,886	Molson Coors Brewing Co.	94,658
17,756	PepsiCo, Inc.	1,159,999
19,112	The Coca-Cola Company	1,256,995

		3,002,547

	Biotechnology - 0.64%
4,958	Amgen, Inc. (b)	272,194
1,851	Biogen Idec, Inc. (b)	124,110
1,066	Celgene Corp. (b)	63,043
522	Cephalon, Inc. (a)(b)	32,218
2,468	Gilead Sciences, Inc. (b)	89,440

		581,005

	Capital Markets - 3.97%
235	Affiliated Managers Group (a)(b)	23,317
3,812	Ameriprise Financial, Inc.	219,381
590	Blackrock, Inc.	112,442
1,404	Eaton Vance Corp.	42,443
2,043	Federated Investors, Inc. (a)	53,465
2,577	Franklin Resources, Inc.	286,588
7,159	Goldman Sachs Group, Inc.	1,203,856

Number of Shares		Value

4,536	Invesco Ltd.	$109,136
228	Jefferies Group, Inc. (a)	6,072
2,629	Northern Trust Corp.	145,673
2,814	Raymond James Financial, Inc.	92,018
2,263	SEI Investments Co.	53,837
5,976	State Street Corp.	276,928
1,381	T. Rowe Price Group, Inc.	89,130
9,118	TD Ameritrade Holding Corp.	173,151
15,016	The Bank of New York Mellon Corp.	453,483
16,278	The Charles Schwab Corp.	278,517

		3,619,437

	Chemicals - 2.92%
1,981	Air Products & Chemicals, Inc.	180,172
675	Airgas, Inc.	42,161
855	Albemarle Corp.	47,692
2,639	Celanese Corp.	108,648
689	CF Industries Holdings, Inc.	93,118
1,253	Cytec Industries, Inc.	66,484
15,703	E.I. du Pont de Nemours & Co. (a)	783,265
2,281	Ecolab, Inc.	115,008
931	FMC Corp.	74,378
805	International Flavors & Fragrances, Inc.	44,750
802	Lubrizol Corp.	85,718
4,612	Monsanto Co.	321,179
3,790	Mosaic Co.	289,404
1,772	Nalco Holding Company	56,598
1,609	Praxair, Inc.	153,611
644	Sigma Aldrich Corp.	42,865
1,127	The Scotts Miracle-Gro Co.	57,218
2,142	Westlake Chemical Corp.	93,113

		2,655,382

	Commercial Banks - 3.42%
1,240	Bank Hawaii Corp.	58,540
1,525	BOK Financial Corp. (a)	81,435
1,257	City National Corp. (a)	77,130
1,111	Commerce Bancshares, Inc. (a)	44,140
1,100	Cullen Frost Bankers, Inc. (a)	67,232
378	East West Bancorp, Inc.	7,390
209	First Citizens BancShares, Inc.	39,511
898	FirstMerit Corp.	17,771
2,646	M & T Bank Corp.	230,334
9,509	PNC Financial Services Group, Inc.	577,387
2,192	Trustmark Corp. (a)	54,449
8,173	Valley National Bancorp (a)	116,874
56,289	Wells Fargo & Co.	1,744,397

		3,116,590

	Commercial Services & Supplies - 0.44%
174	Corrections Corporation of America (b)	4,360
1,717	Covanta Holding Corp. (a)	29,515
2,425	Iron Mountain, Inc.	60,649
6,931	Pitney Bowes, Inc. (a)	167,593
4,295	Republic Services, Inc.	128,249
295	Waste Connections, Inc.	8,121

		398,487

	Communications Equipment - 2.09%
5,327	Brocade Communications Systems, Inc. (b)	28,180
54,925	Cisco Systems, Inc. (b)	1,111,132
190	Echostar Corp. (b)	4,744

Number of Shares		Value

1,484	Harris Corp.	$67,225
3,553	Juniper Networks, Inc. (b)	131,177
10,777	Qualcomm, Inc.	533,354
4,787	Tellabs, Inc.	32,456

		1,908,268

	Computers & Peripherals - 5.81%
4,751	Apple, Inc. (b)	1,532,483
23,689	EMC Corp. (a)(b)	542,478
29,294	Hewlett-Packard Co.	1,233,277
11,627	International Business Machines Corp.	1,706,379
2,117	NetApp, Inc. (a)(b)	116,350
2,122	Sandisk Corp. (b)	105,803
1,343	Teradata Corp. (b)	55,278

		5,292,048

	Construction & Engineering - 0.64%
3,208	AECOM Technology Corp. (b)	89,728
3,595	Fluor Corp. (a)	238,204
4,687	KBR, Inc.	142,812
2,630	Quanta Services, Inc. (a)(b)	52,390
1,737	Shaw Group, Inc. (b)	59,458

		582,592

	Construction Materials - 0.03%
289	Martin Marietta Materials, Inc. (a)	26,657

	Consumer Finance - 1.22%
20,918	American Express Co.	897,801
11,678	Discover Financial Services (a)	216,393

		1,114,194

	Containers & Packaging - 0.29%
694	AptarGroup, Inc.	33,014
1,417	Ball Corp.	96,427
556	Rock-Tenn Co.	29,996
3,005	Silgan Holdings, Inc.	107,609

		267,046

	Distributors - 0.00%
7	LKQ Corp. (b)	159

	Diversified Consumer Services - 0.07%
1,649	Apollo Group, Inc. (b)	65,119

	Diversified Financial Services - 0.85%
977	CME Group, Inc. (a)	314,350
496	IntercontinentalExchange, Inc. (b)	59,098
371	Leucadia National Corp. (b)	10,826
2,651	Moodys Corp. (a)	70,358
599	MSCI, Inc. (b)	23,337
6,071	Nasdaq Omx Group, Inc. (b)	143,943
4,949	NYSE Euronext	148,371

		770,283

	Diversified Telecommunication Services - 0.35%
1,416	CenturyTel, Inc. (a)	65,377
11,516	Frontier Communications Corp.	112,050
1,357	TW Telecom, Inc. (b)	23,137
8,723	Windstream Corp. (a)	121,598

		322,162

	Electric Utilities - 0.62%
994	Cleco Corp.	30,575
4,020	DPL, Inc.	103,354
11,329	Southern Co.	433,109

		567,038

Number of Shares		Value

	Electrical Equipment - 1.02%
536	Acuity Brands, Inc. (a)	$30,911
765	AMETEK, Inc. (a)	30,026
1,320	Babcock & Wilcox Co. (b)	33,779
11,036	Emerson Electric Co. (a)	630,928
61	First Solar, Inc. (a)(b)	7,939
511	Regal Beloit Corp.	34,114
2,037	Rockwell Automation, Inc.	146,073
209	Roper Industries, Inc. (a)	15,974

		929,744

	Electronic Equipment & Instruments - 0.48%
1,736	Agilent Technologies, Inc. (b)	71,922
720	Amphenol Corp.	38,002
1,997	AVX Corp.	30,814
10,804	Corning, Inc.	208,733
309	Dolby Laboratories, Inc. (b)	20,610
894	FLIR Systems, Inc. (b)	26,597
281	Itron, Inc. (b)	15,581
645	Trimble Navigation Ltd. (b)	25,755

		438,014

	Energy Equipment & Services - 2.67%
4,174	Baker Hughes, Inc.	238,628
2,020	Cameron International Corp. (b)	102,475
866	Diamond Offshore Drilling, Inc. (a)	57,909
1,414	Dresser-Rand Group, Inc. (b)	60,222
1,284	Ensco International Ltd. (a)	68,540
1,065	FMC Technologies, Inc. (b)	94,689
6,534	Halliburton Co.	266,783
427	Helmerich & Payne, Inc.	20,701
8,022	National-Oilwell Varco, Inc.	539,480
1,077	Oceaneering International, Inc. (b)	79,300
1,737	Pride International, Inc. (b)	57,321
1,545	Rowan Companies, Inc. (b)	53,936
9,491	Schlumberger Ltd.	792,498

		2,432,482

	Food & Staples Retailing - 1.50%
10,158	Costco Wholesale Corp.	733,509
13,989	CVS Caremark Corporation	486,398
915	United Natural Foods, Inc. (b)	33,562
2,225	Whole Foods Market, Inc. (a)(b)	112,563

		1,366,032

	Food Products - 2.25%
5,730	Campbell Soup Co.	199,118
1,063	Flowers Foods, Inc. (a)	28,605
5,836	General Mills, Inc.	207,703
4,043	H.J. Heinz Co. (a)	199,967
3,632	Hershey Co.	171,249
2,298	Hormel Foods Corp.	117,795
5,105	Kellogg Co.	260,763
23,353	Kraft Foods, Inc.	735,854
592	McCormick & Co, Inc.	27,546
832	Ralcorp Holdings, Inc. (b)	54,088
763	The J.M. Smucker Co.	50,091

		2,052,779

	Gas Utilities - 0.14%
976	Energen Corp.	47,102
917	EQT Corp. (a)	41,118
636	National Fuel Gas Co.	41,734

		129,954

Number of Shares		Value

	Health Care Equipment & Supplies - 1.56%
610	Alere, Inc. (a)(b)	$22,326
8,192	Baxter International, Inc.	414,679
1,224	Becton Dickinson & Co.	103,452
710	C.R. Bard, Inc. (a)	65,157
4,846	CareFusion Corp. (b)	124,542
1,149	DENTSPLY International, Inc.	39,261
331	Edwards Lifesciences Corp. (a)(b)	26,758
3,458	Hologic, Inc. (b)	65,080
1,237	Hospira, Inc. (b)	68,889
31	Intuitive Surgical, Inc. (a)(b)	7,990
5,745	Medtronic, Inc.	213,082
741	ResMed, Inc. (a)(b)	25,668
646	St. Jude Medical, Inc. (b)	27,617
1,555	Stryker Corp. (a)	83,504
965	Varian Medical Systems, Inc. (b)	66,855
1,205	Zimmer Holdings, Inc. (b)	64,684

		1,419,544

	Health Care Providers & Services - 4.07%
12,128	Aetna, Inc.	370,025
16,866	AmerisourceBergen Corp.	575,468
294	Cerner Corp. (a)(b)	27,854
7,616	CIGNA Corp.	279,203
837	Davita, Inc. (b)	58,163
922	Emergency Medical Services Corp. (b)	59,570
1,361	Express Scripts, Inc. (a)(b)	73,562
1,436	Henry Schein, Inc. (a)(b)	88,156
806	Laboratory Corporation of America Holdings (b)	70,864
11,121	McKesson Corp.	782,695
120	MEDNAX, Inc. (b)	8,075
5,784	Omnicare, Inc.	146,856
2,149	Patterson Companies, Inc.	65,824
1,513	PerkinElmer, Inc.	39,066
1,712	Quest Diagnostics, Inc.	92,397
25,588	UnitedHealth Group, Inc.	923,982
1,159	Universal Health Services, Inc.	50,324

		3,712,084

	Hotels, Restaurants & Leisure - 2.03%
5,306	Carnival Corp.	244,660
1,557	Hyatt Hotels Corp. (b)	71,248
1,263	Las Vegas Sands Corp. (a)(b)	58,035
4,713	Marriott International, Inc.	195,778
6,737	McDonald’s Corp.	517,131
7,738	Starbucks Corp.	248,622
2,626	Starwood Hotels & Resorts Worldwide, Inc. (a)	159,608
8,446	Wendy’s Arby’s Group, Inc.	39,021
1,506	Wyndham Worldwide Corp.	45,120
678	Wynn Resorts Ltd.	70,404
4,152	Yum Brands, Inc.	203,656

		1,853,283

	Household Durables - 0.37%
2,667	Garmin Ltd. (a)	82,650
1,810	Harman International Industries, Inc. (b)	83,803
1,576	Jarden Corp.	48,651
1,102	Stanley Black & Decker, Inc.	73,691
958	Tupperware Brands Corp.	45,668

		334,463

Number of Shares		Value

	Household Products - 2.73%
358	Church & Dwight, Inc.	$24,709
1,922	Clorox Co.	121,624
4,109	Colgate Palmolive Co.	330,240
6,854	Kimberly Clark Corp.	432,076
24,549	Procter & Gamble Co.	1,579,238

		2,487,887

	Industrial Conglomerates - 0.89%
8,528	3M Co.	735,966
36	Seaboard Corp.	71,676

		807,642

	Insurance - 4.84%
7,552	Aflac, Inc.	426,158
194	Alleghany Corp. (b)	59,436
5,018	Aon Corp.	230,878
2,300	Arthur J. Gallagher & Co.	66,884
26	Assured Guaranty Ltd.	460
30,986	Berkshire Hathaway, Inc. (a)(b)	2,482,287
1,400	Brown & Brown, Inc.	33,516
8,830	CNA Financial Corp. (b)	238,852
865	Erie Indemnity Co.	56,632
252	Markel Corp. (b)	95,289
2,706	Montpelier Re Holdings Ltd. (a)	53,958
4,721	Old Republic International Corp. (a)	64,347
2,068	PartnerRe Ltd. (a)	166,164
783	Platinum Underwriters Holdings Ltd.	35,212
901	ProAssurance Corp. (b)	54,601
2,359	Reinsurance Group of America	126,702
2,646	RenaissanceRe Holdings Ltd.	168,524
594	Validus Holdings Ltd.	18,182
74	Wesco Financial Corp.	27,262

		4,405,344

	Internet & Catalog Retail - 0.51%
1,991	Amazon.com, Inc. (b)	358,380
4,108	Expedia, Inc. (a)	103,070
18	Priceline.com, Inc. (b)	7,192

		468,642

	Internet Software & Services - 1.38%
227	Akamai Technologies, Inc. (b)	10,680
11,665	eBay, Inc. (b)	324,637
1,301	Google, Inc. (b)	772,756
1,047	Verisign, Inc. (a)(b)	34,205
7,114	Yahoo, Inc. (a)(b)	118,306

		1,260,584

	IT Services - 1.71%
467	Alliance Data Systems Corp. (a)(b)	33,171
4,286	Amdocs Ltd. (b)	117,736
7,635	Automatic Data Processing, Inc.	353,349
1,495	Broadridge Financial Solutions, Inc.	32,785
1,068	Cognizant Technology Solutions Corp. (b)	78,274
1,473	Fidelity National Information Services	40,345
1,495	Fiserv, Inc. (b)	87,547
693	Lender Processing Services, Inc. (a)	20,457
542	Mastercard, Inc.	121,468
5,499	Paychex, Inc.	169,974
5,444	The Western Union Co.	101,095
4,814	Visa, Inc. (a)	338,809
1,300	Wright Express Corp. (b)	59,800

		1,554,810

Number of Shares		Value

	Leisure Equipment & Products - 0.32%
1,169	Hasbro, Inc.	$55,153
7,311	Mattel, Inc.	185,920
673	Polaris Industries, Inc. (a)	52,507

		293,580

	Life Sciences Tools & Services - 0.61%
356	Bio-Rad Laboratories, Inc. (b)	36,971
774	Charles River Laboratories (b)	27,508
844	Covance, Inc. (a)(b)	43,390
1,283	Life Technologies Corp. (b)	71,207
361	Mettler-Toledo International, Inc. (b)	54,587
2,089	Pharmaceutical Product Development, Inc.	56,695
4,333	Thermo Fisher Scientific, Inc. (b)	239,875
330	Waters Corp. (b)	25,644

		555,877

	Machinery - 3.19%
242	Bucyrus International, Inc.	21,635
5,917	Caterpillar, Inc. (a)	554,185
3,485	Cummins, Inc.	383,385
4,524	Danaher Corp.	213,397
4,031	Deere & Co.	334,775
634	Donaldson Company, Inc.	36,950
2,077	Dover Corp. (a)	121,401
734	Flowserve Corp.	87,507
663	IDEX Corp. (a)	25,937
6,205	Illinois Tool Works, Inc.	331,347
961	Joy Global, Inc.	83,367
1,133	Kennametal, Inc.	44,708
1,576	Lincoln Electric Holdings, Inc.	102,866
4,231	Paccar, Inc.	242,944
1,549	Pall Corp.	76,799
2,892	Parker Hannifin Corp.	249,580

		2,910,783

	Marine - 0.03%
624	Kirby Corp. (b)	27,487

	Media - 2.75%
59	Central European Media Enterprises Ltd. (b)	1,201
11,775	DIRECTV (b)	470,176
1,335	Discovery Communications (b)	48,981
996	John Wiley & Sons, Inc.	45,059
607	Lamar Advertising Co. (a)(b)	24,183
86	Liberty Media Corp. (b)	5,717
3,802	Live Nation, Inc. (a)(b)	43,419
52,594	News Corp. (a)	765,768
42	Scripps Networks Interactive, Inc.	2,174
19,197	The Walt Disney Co. (a)	720,078
6,958	Viacom, Inc.	275,606
3,870	Virgin Media, Inc. (a)	105,419

		2,507,781

	Metals & Mining - 1.16%
725	Cliffs Natural Resources, Inc.	56,557
4,076	Freeport-McMoran Copper & Gold, Inc.	489,487
2,282	Newmont Mining Corp.	140,183
7,604	Southern Copper Corp.	370,619

		1,056,846

	Multiline Retail - 0.34%

2,648	Dollar General Corp. (a)(b)	81,214
1,896	Dollar Tree, Inc. (b)	106,328

Number of Shares		Value

2,432	Family Dollar Stores, Inc.	$120,895

		308,437

	Multi-Utilities - 0.12%
1,781	Wisconsin Energy Corp.	104,830

	Office Electronics - 0.17%
13,254	Xerox Corp.	152,686

	Oil & Gas - 3.93%
251	Alpha Natural Resources, Inc. (b)	15,068
3,543	Anadarko Petroleum Corp. (a)	269,835
3,341	Apache Corp.	398,348
352	Arch Coal, Inc.	12,341
611	Atlas Energy, Inc. (b)	26,866
894	Cabot Oil & Gas Corp.	33,838
11,625	Chesapeake Energy Corp. (a)	301,204
783	Cimarex Energy Co.	69,319
2,199	Consol Energy, Inc. (a)	107,179
507	Denbury Resources, Inc. (b)	9,679
4,448	Devon Energy Corp.	349,212
1,957	El Paso Corp.	26,928
2,042	EOG Resources, Inc. (a)	186,659
761	Forest Oil Corp. (b)	28,895
1,016	Massey Energy Corp.	54,508
1,173	Newfield Exploration Co. (b)	84,585
2,065	Noble Energy, Inc.	177,755
7,199	Occidental Petroleum Corp. (a)	706,223
2,755	Peabody Energy Corp.	176,265
138	Petrohawk Energy Corp. (b)	2,519
865	Pioneer Natural Resources Co.	75,099
1,080	Plains Exploration & Production Co. (a)(b)	34,711
538	Range Resources Corp. (a)	24,199
433	Ship Finance International Ltd. (a)	9,318
1,738	Southwestern Energy Co. (b)	65,053
4,994	Spectra Energy Corp.	124,800
349	Whiting Petroleum Corp. (b)	40,899
4,614	World Fuel Services Corp. (a)	166,842

		3,578,147

	Personal Products - 0.78%
4,149	Alberto-Culver Co.	153,679
8,228	Avon Products, Inc.	239,105
756	Herbalife Ltd.	51,688
1,446	Mead Johnson Nutrition Co.	90,014
2,150	The Estee Lauder Cos., Inc.	173,505

		707,991

	Pharmaceuticals - 7.79%
16,311	Abbott Laboratories	781,460
1,502	Allergan, Inc.	103,142
33,676	Bristol Myers Squibb Co.	891,740
25,604	Eli Lilly & Co.	897,164
1,661	Endo Pharmaceuticals Holdings, Inc. (b)	59,314
5,178	Forest Labs, Inc. (b)	165,592
1,098	Genzyme Corp. (b)	78,178
39,866	Johnson & Johnson	2,465,713
17,009	Merck & Co., Inc.	613,004
2,131	Mylan Laboratories, Inc. (b)	45,028
110	Perrigo Co. (a)	6,966
55,812	Pfizer, Inc.	977,269
291	Watson Pharmaceuticals, Inc. (b)	15,030

		7,099,600

Number of Shares		Value

	Professional Services - 0.29%
407	Equifax, Inc.	$14,489
617	FTI Consulting, Inc. (b)	23,002
3,648	Monster Worldwide, Inc. (a)(b)	86,202
2,964	Robert Half International, Inc. (a)	90,698
573	The Dun & Bradstreet Corporation	47,038
3	Towers Watson & Co. (a)	156

		261,585

	Real Estate - 0.11%
2,218	CB Richard Ellis Group, Inc. (b)	45,425
638	Jones Lang Lasalle, Inc.	53,541

		98,966

	Road & Rail - 1.27%
4,241	CSX Corp.	274,011
1,255	J.B. Hunt Transport Services, Inc.	51,217
780	Kansas City Southern (a)(b)	37,331
4,985	Norfolk Southern Corp.	313,158
5,151	Union Pacific Corp.	477,291

		1,153,008

	Semiconductor & Semiconductor Equipment - 2.90%
1,670	Altera Corp.	59,419
3,851	Analog Devices, Inc.	145,067
11,781	Applied Materials, Inc.	165,523
3,521	Broadcom Corp.	153,340
374	Cree, Inc. (a)(b)	24,643
49,630	Intel Corp.	1,043,718
1,549	KLA-Tencor Corp.	59,853
1,239	Lam Research Corp. (b)	64,155
2,554	Linear Technology Corp. (a)	88,343
7,385	LSI Corp. (b)	44,236
3,914	Marvell Technology Group Ltd. (b)	72,605
3,478	Maxim Integrated Products, Inc. (a)	82,150
1,829	Microchip Technology, Inc. (a)	62,570
4,793	National Semiconductor Corp.	65,952
217	Novellus Systems, Inc. (b)	7,013
2,491	NVIDIA Corp. (b)	38,361
3,954	ON Semiconductor Corp. (a)(b)	39,066
9,843	Texas Instruments, Inc. (a)	319,898
3,525	Xilinx, Inc. (a)	102,155

		2,638,067

	Software - 4.16%
18,648	Activision Blizzard, Inc.	231,981
689	Adobe Systems, Inc. (b)	21,207
2,008	Autodesk, Inc. (b)	76,706
1,374	BMC Software, Inc. (b)	64,770
6,308	CA, Inc.	154,168
595	Citrix Systems, Inc. (a)(b)	40,704
5,742	Electronic Arts, Inc. (a)(b)	94,054
1,621	Intuit, Inc. (a)(b)	79,915
1,280	McAfee, Inc. (b)	59,277
63,056	Microsoft Corp.	1,760,524
5	Nuance Communications, Inc. (a)(b)	91
25,439	Oracle Corp.	796,241
12,857	Symantec Corp. (b)	215,226
2,141	Synopsys, Inc. (a)(b)	57,614
1,545	VMware, Inc. (a)(b)	137,366

		3,789,844

Number of Shares		Value

	Specialty Retail - 1.49%
2,040	Aarons, Inc.	$41,596
1,252	Advance Auto Parts, Inc.	82,820
2,955	Bed Bath & Beyond, Inc. (b)	145,238
1,308	CarMax, Inc. (b)	41,699
2,590	Dicks Sporting Goods, Inc. (a)(b)	97,125
947	Dress Barn, Inc. (b)	25,020
1,225	Guess?, Inc. (a)	57,967
470	O’Reilly Automotive, Inc. (b)	28,397
2,830	PetSmart, Inc.	112,691
1,545	Ross Stores, Inc. (a)	97,721
1,972	Sherwin Williams Co. (a)	165,155
6,996	The TJX Companies, Inc.	310,553
1,242	Tiffany & Co. (a)	77,339
1,403	Tractor Supply Co.	68,031
245	Urban Outfitters, Inc. (b)	8,773

		1,360,125

	Textiles, Apparel & Luxury Goods - 0.92%
2,372	Coach, Inc. (a)	131,195
739	Fossil, Inc. (b)	52,085
5,610	Nike, Inc. (a)	479,207
624	Phillips-Van Heusen Corp. (a)	39,318
775	Polo Ralph Lauren Corp. (a)	85,963
877	Warnaco Group, Inc. (a)(b)	48,296

		836,064

	Thrifts & Mortgage Finance - 0.52%
2,201	First Niagara Financial Group, Inc. (a)	30,770
8,806	Hudson City Bancorp	112,188
8,666	New York Community Bancorp, Inc. (a)	163,354
7,982	People’s United Financial, Inc. (a)	111,828
3,349	Washington Federal, Inc.	56,665

		474,805

	Tobacco - 1.83%
3,693	Lorillard, Inc.	303,048
19,367	Philip Morris International, Inc.	1,133,550
7,034	Reynolds American, Inc.	229,449

		1,666,047

	Trading Companies & Distributors - 0.29%
537	Fastenal Co. (a)	32,172
545	MSC Industrial Direct Co., Inc.	35,256
10,134	RSC Holdings, Inc. (a)(b)	98,705
700	W.W. Grainger, Inc. (a)	96,677

		262,810

	Water Utilities - 0.03%
1,228	Aqua America, Inc. (a)	27,605

	Wireless Telecommunication Services - 0.17%
607	American Tower Corp. (b)	31,345
329	Crown Castle International Corp. (b)	14,420
4,143	MetroPCS Communications, Inc. (a)(b)	52,326
1,253	NII Holdings, Inc. (b)	55,960

		154,051

	Total Common Stocks (Cost $71,331,495)	86,856,096

	REAL ESTATE INVESTMENT TRUSTS - 1.04%
	Real Estate Investment Trusts - 1.04%
49	Alexandria Real Estate Equities, Inc. (a)	3,590
229	AMB Property Corp.	7,262
2,302	Annaly Capital Management, Inc. (a)	41,252
1,472	Apartment Investment & Management Co.	38,036

Number of Shares		Value

355	AvalonBay Communities, Inc. (a)	$39,955
443	BioMed Realty Trust, Inc. (a)	8,262
996	Boston Properties, Inc.	85,756
250	Brandywine Realty Trust (a)	2,913
198	BRE Properties, Inc.	8,613
195	Camden Property Trust (a)	10,526
2,437	Chimera Investment Corp. (a)	10,016
143	Colonial Properties Trust (a)	2,581
513	CommonWealth REIT	13,074
178	Corporate Office Properties Trust (a)	6,221
1	Cousins Properties, Inc.	8
382	Developers Diversified Realty Corp. (a)	5,382
430	Douglas Emmett, Inc. (a)	7,138
291	Duke Realty Corp. (a)	3,626
86	Entertainment Properties Trust (a)	3,978
604	Equity Residential	31,378
73	Essex Property Trust, Inc. (a)	8,338
65	Federal Realty Investment Trust (a)	5,065
1,015	First Industrial Realty Trust (b)	8,891
736	HCP, Inc. (a)	27,077
184	Health Care REIT, Inc. (a)	8,766
14	Highwoods Properties, Inc. (a)	446
78	Home Properties, Inc. (a)	4,328
1,252	Hospitality Property Trust	28,846
1,279	Host Hotels & Resorts, Inc. (a)	22,856
1,019	Kimco Realty Corp. (a)	18,383
425	Lexington Realty Trust (a)	3,379
117	Liberty Property Trust	3,735
118	Macerich Co.	5,590
768	Mack-Cali Realty Corp. (a)	25,390
1,903	MFA Financial, Inc.	15,528
2	Nationwide Health Properties, Inc.	73
1,002	Piedmont Office Realty Trust, Inc. Class A (a)	20,180
1,000	Plum Creek Timber Co., Inc. (a)	37,450
1,357	Potlatch Corp. (a)	44,170
550	Public Storage (a)	55,781
316	Rayonier, Inc.	16,596
290	Realty Income Corp. (a)	9,918
83	Regency Centers Corp. (a)	3,506
66	Senior Housing Properties Trust	1,448
1,118	Simon Property Group, Inc. (a)	111,230
93	SL Green Realty Corp. (a)	6,278
415	UDR, Inc. (a)	9,761
398	Ventas, Inc. (a)	20,887
948	Vornado Realty Trust	78,997
592	Weingarten Realty Investors (a)	14,066

	Total Real Estate Investment Trusts (Cost $790,890)	946,526

	SHORT TERM INVESTMENTS - 2.80%
	Money Market Funds - 2.80%
2,549,661	Federated Prime Obligations Fund
	Effective Yield, 0.17%	2,549,661

	Total Short Term Investments (Cost $2,549,661)	2,549,661

Number of Shares		Value

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 17.67%
	Money Market Funds - 17.67%
16,093,766	Mount Vernon Prime Portfolio
	Effective Yield, 0.29%	$16,093,766

	Total Investments Purchased as Securities Lending Collateral (Cost $16,093,766)	16,093,766

	Total Investments (Cost $90,765,812) - 116.85%	106,446,049
	Liabilities in Excess of Other Assets - (16.85)%	(15,346,463)

	TOTAL NET ASSETS - 100.00%	$91,099,586

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-Income producing.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$90,765,812

Gross unrealized appreciation	16,049,170
Gross unrealized depreciation	(368,933)

Net unrealized appreciation	$15,680,237

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

AssetMark Enhanced Fundamental Index® Large Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
December 31, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

S&P 500 Index Mini Futures	49	$3,098,025	Mar-11	$29,912

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, preferred stocks, and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and othe market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

AssetMark Enhanced Fundamental Index®Large Company Growth Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$86,856,096	$—	$—	$86,856,096

Real Estate Investment Trusts	946,526	—	—	946,526

Short Term Investments	2,549,661	—	—	2,549,661

Investments Purchased as Securities Lending Collateral	16,093,766	—	—	16,093,766

Total Investments in Securities	$106,446,049	$—	$—	$106,446,049

Other Financial Instruments*	$29,912	$—	$—	$29,912

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of December 31, 2010

Asset Derivatives 2010

Balance Sheet Location	Value

Variation margin on futures contracts*	$29,912

$29,912

* Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures during the period ended December 31, 2010 were as follows:

Long Positions	AssetMark Fundamental Index®Large Company Growth Fund

Futures	$4,535,712

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

AssetMark Enhanced Fundamental Index® Large Company Value Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 97.21%
	Aerospace & Defense - 3.06%
621	Alliant Techsystems, Inc. (b)	$46,221
5,244	General Dynamics Corp.	372,114
9,120	Honeywell International, Inc.	484,820
2,249	ITT Corp. (a)	117,195
1,390	L-3 Communications Holdings, Inc.	97,981
5,464	Lockheed Martin Corp.	381,988
9	Moog, Inc. (b)	358
5,140	Northrop Grumman Corp.	332,969
6,665	Raytheon Co.	308,856
1,836	Spirit AeroSystems Holdings, Inc. (a)(b)	38,207

		2,180,709

	Airlines - 0.32%
645	Alaska Air Group, Inc. (b)	36,565
9,107	AMR Corp. (b)	70,944
2,513	JetBlue Airways Corp. (a)(b)	16,611
407	Republic Airways Holdings, Inc. (b)	2,979
342	Skywest, Inc.	5,342
2,532	United Continental Holdings, Inc. (a)(b)	60,312
3,472	US Airways Group, Inc. (b)	34,755

		227,508

	Auto Components - 0.96%
511	ArvinMeritor, Inc. (b)	10,486
445	Autoliv, Inc. (a)	35,128
1,767	Dana Holding Corp. (b)	30,410
6,195	Exide Technologies (b)	58,295
1,566	Federal Mogul Corp. (b)	32,338
8,034	Goodyear Tire & Rubber Co. (b)	95,203
6,554	Johnson Controls, Inc.	250,362
1,022	Tenneco, Inc. (a)(b)	42,066
2,503	TRW Automotive Holdings Corp. (b)	131,908

		686,196

	Automobiles - 0.63%
24,126	Ford Motor Co. (a)(b)	405,075
870	Harley Davidson, Inc. (a)	30,163
349	Thor Industries, Inc. (a)	11,852

		447,090

	Beverages - 0.05%
1,493	Constellation Brands, Inc. (b)	33,070

	Building Products - 0.46%
1,809	Armstrong World Industries, Inc. (a)(b)	77,787
1,182	Lennox International, Inc.	55,897
8,277	Masco Corp. (a)	104,786
1,852	Owens Corning (a)(b)	57,690
2,055	USG Corp. (a)(b)	34,586

		330,746

	Capital Markets - 0.50%
2,491	E*TRADE Financial Corp. (b)	39,856
442	Knight Capital Group, Inc. (a)(b)	6,095

Number of Shares		Value

2,126	Legg Mason, Inc.	$77,110
540	MF Global Holdings Ltd. (b)	4,514
8,505	Morgan Stanley	231,422

		358,997

	Chemicals - 1.14%
458	Ashland, Inc.	23,294
1,676	Cabot Corp.	63,101
995	Eastman Chemical Co.	83,660
4,209	Huntsman Corp.	65,702
1,328	Olin Corp.	27,251
2,152	PPG Industries, Inc. (a)	180,919
537	Rockwood Holdings, Inc. (b)	21,007
1,840	RPM International, Inc.	40,664
1,083	Solutia, Inc. (b)	24,996
6,957	The Dow Chemical Co. (a)	237,512
790	Valspar Corp.	27,239
626	W.R. Grace & Co. (b)	21,991

		817,336

	Commercial Banks - 3.87%
2,161	Associated Banc-Corp. (a)	32,739
1,735	BancorpSouth, Inc. (a)	27,673
12,447	BB&T Corp.	327,232
8,492	CapitalSource, Inc.	60,293
2,785	Comerica, Inc.	117,638
10,139	Fifth Third Bancorp	148,841
3,250	First Horizon National Corp. (b)	38,283
4,132	Fulton Financial Corp.	42,725
13,675	Huntington Bancshares, Inc.	93,947
1,542	International Bancshares Corp.	30,886
14,859	KeyCorp (a)	131,502
23,152	Marshall & Ilsley Corp.	160,212
25,714	Popular, Inc. (b)	80,742
29,290	Regions Financial Corporation	205,030
12,640	SunTrust Banks, Inc.	373,006
1,679	Susquehanna Bancshares, Inc.	16,253
24,357	Synovus Financial Corp. (a)	64,302
2,605	TCF Financial Corp. (a)	38,580
24,281	U.S. Bancorp	654,859
844	Webster Financial Corp.	16,627
3,897	Whitney Holding Corp. (a)	55,143
4,231	Wilmington Trust Corp. (a)	18,363
1,071	Zions Bancorporation	25,950

		2,760,826

	Commercial Services & Supplies - 0.86%
1,074	ABM Industries, Inc.	28,246
1,486	Avery Dennison Corp. (a)	62,917
1,137	Brinks Co.	30,563
1,851	Cintas Corp.	51,754
714	Deluxe Corp.	16,436
807	HNI Corp. (a)	25,178
174	Kar Auction Svcs, Inc. (b)	2,401
6,416	R.R. Donnelley & Sons Co.	112,088
4,265	Steelcase, Inc. (a)	45,081
874	United Stationers, Inc. (b)	55,770
5,048	Waste Management, Inc. (a)	186,120

		616,554

Number of Shares		Value

	Communications Equipment - 0.34%
1,000	CommScope, Inc. (b)	$31,220
23,391	Motorola, Inc. (b)	212,156

		243,376

	Computers & Peripherals - 1.00%
23,726	Dell, Inc. (b)	321,487
1,019	Diebold, Inc.	32,659
1,124	Lexmark International, Inc. (b)	39,138
3,019	NCR Corp. (b)	46,402
9,590	Seagate Technology Plc (b)	144,138
3,870	Western Digital Corp. (b)	131,193

		715,017

	Construction & Engineering - 0.42%
1,890	EMCOR Group, Inc. (b)	54,772
1,150	Granite Construction, Inc. (a)	31,545
2,018	Jacobs Engineering Group, Inc. (b)	92,525
1,739	Tutor Perini Corp.	37,232
2,038	URS Corp. (b)	84,801

		300,875

	Construction Materials - 0.05%
746	Vulcan Materials Co. (a)	33,093

	Consumer Finance - 0.56%
9,111	Capital One Financial Corp.	387,765
934	SLM Corp. (b)	11,759
51	Student Loan Corp.	1,654

		401,178

	Containers & Packaging - 0.68%
813	Bemis, Inc.	26,553
2,116	Crown Holdings, Inc. (a)(b)	70,632
6,797	Graphic Packaging Holding Co. (b)	26,440
331	Greif, Inc. (a)	20,489
3,085	Owens-Illinois, Inc. (b)	94,710
1,006	Packaging Corp. of America (a)	25,995
1,804	Sealed Air Corp.	45,912
2,539	Sonoco Products Co.	85,488
4,326	Temple Inland, Inc.	91,884

		488,103

	Distributors - 0.28%
2,129	Core-Mark Holding Co., Inc. (a)(b)	75,771
2,458	Genuine Parts Co.	126,194

		201,965

	Diversified Consumer Services - 0.22%
1,141	Career Education Corp. (a)(b)	23,653
2,591	Education Management Corp. (a)(b)	46,897
3,134	H&R Block, Inc. (a)	37,326
794	Regis Corp. (a)	13,180
4,000	Service Corp International (a)	33,000

		154,056

	Diversified Financial Services - 7.57%
144,323	Bank of America Corporation	1,925,269
309,950	Citigroup, Inc. (b)	1,466,064
2,723	Interactive Brokers Group, Inc. (a)	48,524
46,039	JPMorgan Chase & Co.	1,952,973
406	PHH Corp. (a)(b)	9,399

		5,402,229

	Diversified Telecommunication Services - 5.69%
86,162	AT&T, Inc. (a)	2,531,440
16,337	Level 3 Communications, Inc. (a)(b)	16,010
25,959	Qwest Communications International, Inc.	197,548
36,816	Verizon Communications, Inc.	1,317,276

		4,062,274

Number of Shares		Value

	Electric Utilities - 3.95%
8,410	AES Corp. (b)	$102,434
1,619	Allegheny Energy, Inc.	39,245
6,899	American Electric Power Company, Inc.	248,226
17,332	Duke Energy Corp.	308,683
6,599	Edison International	254,721
3,499	Entergy Corp.	247,834
11,530	Exelon Corp.	480,109
4,329	FirstEnergy Corp. (a)	160,260
652	Great Plains Energy, Inc.	12,642
3,480	Hawaiian Electric Industries, Inc. (a)	79,309
468	IDACORP, Inc.	17,307
4,584	Nextera Energy, Inc. (a)	238,322
2,110	Northeast Utilities	67,267
2,769	NV Energy, Inc.	38,904
3,751	Pepco Holdings, Inc.	68,456
1,578	Pinnacle West Capital Corp.	65,408
3,113	PNM Resources, Inc. (a)	40,531
918	Portland General Electric Co.	19,921
4,304	PPL Corp.	113,281
4,030	Progress Energy, Inc.	175,224
390	UniSource Energy Corp.	13,978
657	Westar Energy, Inc. (a)	16,530

		2,808,592

	Electrical Equipment - 0.23%
354	Brady Corp.	11,544
2,967	General Cable Corp. (b)	104,112
366	Hubbell, Inc.	22,008
501	Thomas & Betts Corp. (b)	24,198

		161,862

	Electronic Equipment & Instruments - 1.47%
1,073	Anixter International, Inc.	64,090
3,999	Arrow Electronics, Inc. (b)	136,966
4,288	Avnet, Inc. (b)	141,633
3,186	Benchmark Electronics, Inc. (b)	57,858
3,808	Brightpoint, Inc. (b)	33,244
9,675	Ingram Micro, Inc. (b)	184,695
2,090	Insight Enterprises, Inc. (b)	27,504
4,595	Jabil Circuit, Inc.	92,314
1,474	Molex, Inc. (a)	33,489
2,926	Sanmina-SCI Corp. (b)	33,590
1,478	Synnex Corp. (b)	46,114
3,051	Tech Data Corp. (b)	134,305
4,064	Vishay Intertechnology, Inc. (a)(b)	59,660

		1,045,462

	Energy Equipment & Services - 0.37%
37	Bristow Group, Inc. (b)	1,752
108	Complete Production Services (b)	3,191
1,359	Exterran Holdings, Inc. (a)(b)	32,548
2,115	Helix Energy Solutions Group, Inc. (b)	25,676
643	Key Energy Services, Inc. (b)	8,346
3,275	Nabors Industries Ltd. (a)(b)	76,833
490	Oil States International, Inc. (b)	31,404
320	Patterson-UTI Energy, Inc. (a)	6,896
283	Seacor Holdings, Inc. (b)	28,608
609	Superior Energy Services, Inc. (b)	21,309
161	Tidewater, Inc. (a)	8,668

Number of Shares		Value

338	Unit Corp. (b)	$15,710

		260,941

	Food & Staples Retailing - 5.81%
1,497	BJ’s Wholesale Club, Inc. (a)(b)	71,706
803	Casey’s General Stores, Inc.	34,136
17,453	Kroger Co.	390,249
778	Nash-Finch Co.	33,073
65,571	Rite Aid Corp. (a)(b)	57,912
457	Ruddick Corp.	16,836
11,792	Safeway, Inc.	265,202
15,664	SUPERVALU, Inc.	150,844
9,298	SYSCO Corp.	273,361
13,576	The Great Atlantic & Pacific Tea Co. (a)(b)	2,865
10,763	Walgreen Co.	419,326
42,990	Wal-Mart Stores, Inc.	2,318,451
613	Weis Markets, Inc.	24,722
12,759	Winn Dixie Stores, Inc. (b)	91,482

		4,150,165

	Food Products - 1.61%
9,073	Archer Daniels Midland Co.	272,916
1,405	Bunge Limited (a)	92,056
1,478	Chiquita Brands International, Inc. (b)	20,722
5,106	Conagra Foods, Inc.	115,293
576	Corn Products International, Inc.	26,496
21,510	Dean Foods Co. (b)	190,148
1,301	Del Monte Foods Co.	24,459
5,641	Dole Food Co., Inc. (a)(b)	76,210
1,579	Fresh Del Monte Produce, Inc.	39,396
9,934	Sara Lee Corp. (a)	173,944
1,673	Smithfield Foods, Inc. (a)(b)	34,514
4,619	Tyson Foods, Inc.	79,539

		1,145,693

	Gas Utilities - 0.59%
774	AGL Resources, Inc. (a)	27,748
1,489	Atmos Energy Corp.	46,457
726	New Jersey Resources Corp.	31,298
1,523	Nicor, Inc.	76,028
1,292	Oneok, Inc. (a)	71,667
719	Piedmont Natural Gas, Inc. (a)	20,103
2,601	Questar Corp.	45,283
1,156	Southwest Gas Corp.	42,391
1,274	UGI Corp.	40,233
645	WGL Holdings, Inc.	23,072

		424,280

	Health Care Equipment & Supplies - 0.33%
139	Beckman Coulter, Inc.	10,457
22,461	Boston Scientific Corp. (b)	170,030
559	Hill-Rom Holdings, Inc.	22,008
417	Kinetic Concepts, Inc. (b)	17,464
347	Teleflex, Inc. (a)	18,672

		238,631

	Health Care Providers & Services - 3.17%
788	Amerigroup Corp. (a)(b)	34,609
320	Brookdale Senior Living, Inc. (b)	6,851
10,677	Cardinal Health, Inc.	409,036
1,020	Centene Corp. (a)(b)	25,847
1,083	Community Health Systems, Inc. (b)	40,472
4,390	Coventry Health Care, Inc. (b)	115,896

Number of Shares		Value

2,129	Health Management Associates, Inc. (b)	$20,311
3,548	Health Net, Inc. (b)	96,825
866	HealthSpring, Inc. (b)	22,975
3,722	Humana, Inc. (b)	203,742
5,516	Kindred Healthcare, Inc. (b)	101,329
652	Lifepoint Hospitals, Inc. (b)	23,961
402	Lincare Holdings, Inc. (a)	10,786
476	Magellan Health Services, Inc. (b)	22,505
5,680	Medco Health Solutions, Inc. (b)	348,014
1,345	Owens & Minor, Inc.	39,583
395	Select Med Hldgs Corp. (b)	2,887
24,575	Tenet Healthcare Corp. (b)	164,407
2,343	Universal American Corp.	47,914
1,384	Wellcare Health Plans, Inc. (b)	41,824
8,341	Wellpoint, Inc. (b)	474,269

		2,254,043

	Hotels, Restaurants & Leisure - 0.40%
1,448	Boyd Gaming Corp. (a)(b)	15,349
2,079	Brinker International, Inc.	43,410
1,056	Darden Restaurants, Inc.	49,040
2,517	Domino’s Pizza, Inc. (b)	40,146
1,419	International Game Technology (a)	25,102
831	Jack in the Box, Inc. (b)	17,559
2,267	MGM MIRAGE (a)(b)	33,665
914	Penn National Gaming, Inc. (b)	32,127
655	Royal Caribbean Cruises Ltd. (a)(b)	30,785

		287,183

	Household Durables - 0.82%
4,900	D.R. Horton, Inc.	58,457
1,481	Fortune Brands, Inc.	89,230
3,879	Hovnanian Enterprises, Inc. (a)(b)	15,865
1,608	KB Home (a)	21,692
1,609	Leggett & Platt, Inc.	36,621
1,614	Lennar Corp.	30,263
456	M.D.C Holdings, Inc.	13,119
526	Mohawk Industries, Inc. (b)	29,856
3,006	Newell Rubbermaid, Inc.	54,649
89	NVR, Inc. (b)	61,501
787	Pulte Homes, Inc. (b)	5,918
1,138	Toll Brothers, Inc. (a)(b)	21,622
1,617	Whirlpool Corp.	143,638

		582,431

	Household Products - 0.05%
480	Energizer Holdings, Inc. (b)	34,992

	Independent Power Producers & Energy Traders - 0.67%
5,699	Calpine Corp. (b)	76,025
7,592	Constellation Energy Group, Inc.	232,542
7,951	Dynegy, Inc. (b)	44,685
32,897	Genon Energy, Inc. (a)(b)	125,338

		478,590

	Industrial Conglomerates - 2.97%
643	Carlisle Companies, Inc.	25,553
105,597	General Electric Co.	1,931,369
3,896	McDermott International, Inc. (b)	80,608
3,464	Textron, Inc. (a)	81,889

		2,119,419

Number of Shares		Value

	Insurance - 9.20%
1,023	Allied Workd Assurance Co. Holdings, Ltd. (a)	$60,807
12,414	Allstate Corp.	395,758
2,004	American Financial Group, Inc.	64,709
9,097	American International Group, Inc. (a)(b)	524,168
827	American National Insurance Company	70,808
786	Arch Capital Group Ltd. (b)	69,207
1,530	Aspen Insurance Holdings Ltd.	43,789
2,770	Assurant, Inc.	106,700
3,917	Axis Capital Holdings Ltd.	140,542
5,483	Chubb Corp. (a)	327,006
5,824	Cincinnati Financial Corp.	184,563
14,827	CNO Financial Group, Inc. (a)(b)	100,527
1,723	Delphi Financial Group, Inc.	49,691
1,130	Endurance Specialty Holdings Ltd.	52,059
1,873	Everest Re Group, Ltd.	158,868
11,633	Fidelity National Financial, Inc.	159,139
8,258	Hartford Financial Services Group, Inc.	218,754
1,868	HCC Insurance Holdings, Inc.	54,060
5,921	Lincoln National Corp.	164,663
7,710	Loews Corp.	299,996
7,295	Marsh & McLennan Cos., Inc.	199,445
2,675	MBIA, Inc. (a)(b)	32,073
1,182	Mercury General Corp.	50,838
6,447	Metlife, Inc.	286,505
3,781	OneBeacon Insurance Group, Ltd.	57,320
4,346	Primerica, Inc. (a)	105,391
5,339	Principal Financial Group, Inc.	173,838
15,587	Progressive Corp.	309,714
2,370	Protective Life Corp.	63,137
8,366	Prudential Financial, Inc.	491,168
2,687	Selective Insurance Group, Inc. (a)	48,769
1,014	StanCorp Financial Group, Inc.	45,772
2,831	Symetra Financial Corp.	38,785
829	The Hanover Insurance Group, Inc.	38,731
1,302	Torchmark Corp.	77,781
1,993	Transatlantic Holdings, Inc.	102,879
10,590	Travelers Companies, Inc.	589,968
2,480	Unitrin, Inc.	60,859
9,713	Unum Group	235,249
2,583	W.R. Berkley Corp. (a)	70,723
197	White Mountains Insurance Group Ltd.	66,113
7,647	XL Group Plc	166,858

		6,557,730

	Internet & Catalog Retail - 0.03%
752	HSN, Inc. (a)(b)	23,041

	Internet Software & Services - 0.13%
2,998	AOL Inc. (b)	71,083
810	IAC/InterActiveCorp (b)	23,247

		94,330

	IT Services - 0.63%
232	CACI International, Inc. (a)(b)	12,389
3,607	Computer Sciences Corp.	178,908
1,971	Convergys Corp. (b)	25,958
4,300	Corelogic, Inc.	79,636
264	DST Systems, Inc.	11,708
5,418	SAIC, Inc. (b)	85,929
2,159	Total System Services, Inc.	33,205
894	Unisys Corp. (b)	23,146

		450,879

Number of Shares		Value

	Leisure Equipment & Products - 0.16%
878	Brunswick Corp. (a)	$16,454
18,397	Eastman Kodak Co. (a)(b)	98,608

		115,062

	Machinery - 0.92%
1,715	AGCO Corp. (a)(b)	86,882
1,365	Briggs & Stratton Corp.	26,877
703	Crane Co.	28,872
1,619	Eaton Corp.	164,345
1,220	Harsco Corp. (a)	34,550
1,493	Manitowoc, Inc.	19,573
753	Navistar International Corp. (a)(b)	43,606
875	Oshkosh Corp. (b)	30,835
668	Pentair, Inc.	24,389
514	Snap On, Inc.	29,082
782	SPX Corp.	55,905
794	Terex Corp. (b)	24,646
1,230	Timken Co.	58,708
1,083	Trinity Industries, Inc.	28,819

		657,089

	Marine - 0.02%
297	Alexander & Baldwin, Inc. (a)	11,889

	Media - 4.34%
1,449	Cablevision Systems Corp.	49,034
14,687	CBS Corp.	279,787
823	Cinemark Holdings, Inc. (a)	14,189
2,908	Clear Channel Outdoor Holdings, Inc. (b)	40,828
33,804	Comcast Corp.	742,675
8,531	Dish Network Corp. (b)	167,719
6,623	Gannett Co., Inc.	99,941
5,152	Interpublic Group Cos., Inc. (b)	54,714
1,783	Liberty Global, Inc. (a)(b)	63,083
6,110	Liberty Media Corporation - Interactive (b)	96,355
3,291	McGraw-Hill Companies, Inc.	119,825
686	Mediacom Communications Corp. (b)	5,804
708	Meredith Corp. (a)	24,532
5,449	New York Times Co. (b)	53,400
3,673	Omnicom Group, Inc. (a)	168,223
4,196	Regal Entertainment Group	49,261
2,511	Supermedia, Inc. (a)(b)	21,871
2,527	The E.W. Scripps Co. (b)	25,649
8,789	The McClatchy Co. (a)(b)	41,045
265	The Washington Post Company (a)	116,468
4,240	Time Warner Cable, Inc.	279,967
16,371	Time Warner, Inc.	526,655
8,832	Warner Music Group Corp. (a)(b)	49,724

		3,090,749

	Metals & Mining - 0.84%
1,473	AK Steel Holding Corp. (a)	24,113
11,320	Alcoa, Inc. (a)	174,214
871	Allegheny Technologies, Inc. (a)	48,062
742	Century Aluminum Co. (b)	11,523
3,428	Commercial Metals Co.	56,871
2,836	Nucor Corp. (a)	124,274
757	Reliance Steel & Aluminum Co.	38,683
443	Steel Dynamics, Inc.	8,107
1,536	United States Steel Corp. (a)	89,733
1,141	Worthington Industries, Inc. (a)	20,994

		596,574

Number of Shares		Value

	Multiline Retail - 2.16%
1,215	Big Lots, Inc. (b)	$37,009
1,590	Dillard’s, Inc. (a)	60,325
4,873	J.C. Penney Co., Inc. (a)	157,447
2,951	Kohls Corp. (b)	160,357
8,383	Macy’s, Inc.	212,090
1,738	Nordstrom, Inc. (a)	73,656
6,919	Saks, Inc. (a)(b)	74,033
4,394	Sears Holdings Corp. (a)(b)	324,058
7,396	Target Corp.	444,721

		1,543,696

	Multi-Utilities - 3.51%
1,291	Alliant Energy Corp.	47,470
5,038	Ameren Corp.	142,021
1,607	Avista Corp.	36,190
465	Black Hills Corp. (a)	13,950
4,453	CenterPoint Energy, Inc.	70,001
2,055	CMS Energy Corp. (a)	38,223
4,018	Consolidated Edison, Inc.	199,172
7,518	Dominion Resources, Inc. (a)	321,169
3,039	DTE Energy Co.	137,727
1,618	Integrys Energy Group, Inc.	78,489
2,391	MDU Resources Group, Inc.	48,466
5,107	NiSource, Inc.	89,985
1,004	Northwestern Corp.	28,945
8,124	NRG Energy, Inc. (a)(b)	158,743
1,323	NSTAR (a)	55,817
951	OGE Energy Corp.	43,309
6,628	PG&E Corp.	317,084
7,511	Public Services Enterprise Group, Inc.	238,925
1,378	SCANA Corp.	55,947
3,107	Sempra Energy	163,055
2,217	Teco Energy, Inc.	39,463
1,937	Vectren Corp.	49,161
5,631	Xcel Energy, Inc.	132,610

		2,505,922

	Oil & Gas - 15.90%
4,148	Alon USA Energy, Inc. (a)	24,805
27,175	Chevron Corp. (a)	2,479,718
23,515	ConocoPhillips	1,601,372
2,317	CVR Energy, Inc. (b)	35,172
70,343	Exxon Mobil Corp.	5,143,479
1,383	Frontier Oil Corp.	24,908
950	Frontline Ltd.	24,102
2,167	General Maritime Corp.	7,043
7,861	Hess Corp.	601,681
92	Holly Corp. (a)	3,751
12,121	Marathon Oil Corp.	448,841
1,831	Murphy Oil Corp.	136,501
126	Overseas Shipholding Group, Inc. (a)	4,463
1,006	Southern Union Co.	24,214
3,731	Sunoco, Inc.	150,397
687	Teekay Corporation	22,726
4,102	Tesoro Corp. (a)(b)	76,051
6,638	USEC, Inc. (a)(b)	39,961
11,570	Valero Energy Corp.	267,498
4,312	Western Refining, Inc. (a)(b)	45,621

Number of Shares		Value

7,391	Williams Companies, Inc.	$182,706

		11,345,010

	Paper & Forest Products - 0.91%
739	Domtar Corp.	56,105
10,264	International Paper Co.	279,590
919	Louisiana-Pacific Corp. (a)(b)	8,694
3,010	MeadWestvaco Corp.	78,742
11,919	Weyerhaeuser Co. (a)	225,627

		648,758

	Pharmaceuticals - 0.10%
5,245	King Pharmaceuticals, Inc. (b)	73,692

	Professional Services - 0.24%
2,607	Kelly Services, Inc. (b)	49,012
1,892	Manpower, Inc.	118,742

		167,754

	Real Estate - 0.00%
37	Howard Hughes Corp. (a)(b)	2,014

	Road & Rail - 0.83%
398	AMERCO (b)	38,224
7,771	Avis Budget Group (a)(b)	120,917
862	Con-Way, Inc. (a)	31,523
677	Dollar Thrifty Automotive Group, Inc. (b)	31,995
6,644	Hertz Global Holdings, Inc. (b)	96,272
1,323	Ryder Systems, Inc.	69,643
2,623	Werner Enterprises, Inc. (a)	59,280
39,030	YRC Worldwide, Inc. (a)(b)	145,191

		593,045

	Semiconductor & Semiconductor Equipment - 0.17%
2,614	Advanced Micro Devices, Inc. (b)	21,383
3,556	Amkor Technology, Inc. (a)(b)	26,279
597	Fairchild Semiconductor International (a)(b)	9,319
686	MEMC Electronic Materials, Inc. (b)	7,724
6,615	Micron Technology, Inc. (a)(b)	53,052

		117,757

	Specialty Retail - 3.92%
1,190	Abercrombie & Fitch Co. (a)	68,580
4,845	American Eagle Outfitters	70,882
1,032	AnnTaylor Stores Corp. (a)(b)	28,266
1,374	Asbury Automotive Group, Inc. (b)	25,392
2,483	AutoNation, Inc. (a)(b)	70,021
308	AutoZone, Inc. (a)(b)	83,958
2,448	Barnes & Noble, Inc. (a)	34,639
8,576	Best Buy Co., Inc.	294,071
771	Cabelas, Inc. (a)(b)	16,769
4,408	Charming Shoppes, Inc. (b)	15,648
713	Chico’s FAS, Inc.	8,577
2,028	Collective Brands, Inc. (b)	42,791
3,643	Foot Locker, Inc.	71,476
3,745	GameStop Corp. (a)(b)	85,686
675	Group 1 Automotive, Inc. (a)	28,188
19,042	Home Depot, Inc.	667,612
3,559	Limited Brands, Inc.	109,368
14,320	Lowe’s Companies, Inc.	359,145
11,921	Office Depot, Inc. (b)	64,373
2,124	OfficeMax, Inc. (b)	37,595
2,304	Penske Automotive Group, Inc. (a)(b)	40,136
1,532	Radioshack Corp. (a)	28,327
1,215	Rent-A-Center, Inc. (a)	39,220

Number of Shares		Value

1,063	Signet Jewelers Limited (b)	$46,134
2,998	Sonic Automotive, Inc. (b)	39,694
7,376	Staples, Inc.	167,952
8,434	The Gap, Inc.	186,729
1,120	The Pantry, Inc. (b)	22,243
1,164	Williams Sonoma, Inc.	41,543

		2,795,015

	Textiles, Apparel & Luxury Goods - 0.22%
1,000	Hanesbrands, Inc. (b)	25,400
1,967	Jones Group, Inc.	30,567
2,554	Liz Claiborne, Inc. (a)(b)	18,287
950	VF Corp. (a)	81,871

		156,125

	Thrifts & Mortgage Finance - 0.03%
1,326	Astoria Financial Corp. (a)	18,445

	Tobacco - 1.14%
32,266	Altria Group, Inc.	794,389
411	Universal Corp. (a)	16,728

		811,117

	Trading Companies & Distributors - 0.15%
677	Aircastle Ltd.	7,075
563	GATX Corp. (a)	19,863
1,735	United Rentals, Inc. (a)(b)	39,471
821	Wesco International, Inc. (a)(b)	43,348

		109,757

	Water Utilities - 0.06%
1,734	American Water Works Co., Inc.	43,853

	Wireless Telecommunication Services - 0.50%
153	Leap Wireless International, Inc. (a)(b)	1,876
50,527	Sprint Nextel Corp. (b)	213,729
1,533	Telephone & Data Systems, Inc.	56,031
1,671	United States Cellular Corp. (b)	83,450

		355,086

	Total Common Stocks (Cost $55,979,058)	69,337,871

	REAL ESTATE INVESTMENT TRUSTS - 0.09%
	Real Estate Investment Trusts - 0.09%
402	CBL & Associates Properties, Inc. (a)	7,035
384	General Growth Properties, Inc. (a)	5,944
3,963	iStar Financial, Inc. (a)(b)	30,992
762	ProLogis (a)	11,003
496	Redwood Trust, Inc. (a)	7,405

	Total Real Estate Investment Trusts (Cost $32,819)	62,379

	SHORT TERM INVESTMENTS - 1.99%
	Money Market Funds - 1.99%
1,417,774	Federated Prime Obligations Fund Effective Yield, 0.17%	1,417,774

	Total Short Term Investments (Cost $1,417,774)	1,417,774

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 20.63%
	Money Market Funds - 20.63%
14,716,558	Mount Vernon Prime Portfolio Effective Yield, 0.29%	14,716,558

	Total Investments Purchased as Securities Lending Collateral (Cost $14,716,558)	14,716,558

	Total Investments (Cost $72,146,209) - 119.93%	85,534,582
	Liabilities in Excess of Other Assets - (19.93)%	(14,213,375)

	TOTAL NET ASSETS - 100.00%	$71,321,207

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-Income producing.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$72,146,209

Gross unrealized appreciation	13,971,509
Gross unrealized depreciation	(583,136)

Net unrealized appreciation	$13,388,373

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

AssetMark Enhanced Fundamental® Index Large Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
December 31, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

S&P 500 Index Mini Futures	28	$1,770,300	Mar-11	$16,134

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, preferred stocks, and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and othe market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

AssetMark Enhanced Fundamental Index®Large Company Value Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$69,337,871	$—	$—	$69,337,871

Real Estate Investment Trusts	62,379	—	—	62,379

Short Term Investments	1,417,774	—	—	1,417,774

Investments Purchased as Securities Lending Collateral	14,716,558	—	—	14,716,558

Total Investments in Securities	$85,534,582	$—	$—	$85,534,582

Other Financial Instruments*	$16,134	$—	$—	$16,134

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation on the instrument.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of December 31, 2010

Asset Derivatives 2010

Balance Sheet
Location	Value

Variation margin on
futures contracts*	$16,134

$16,134

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

          The average monthly notional amount of futures during the period ended December 31, 2010 were as follows:

Long Positions	AssetMark Fundamental Index® Large Company Value Fund

Futures	$3,437,915

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 89.87%
	Aerospace & Defense - 1.43%
343	AeroVironment, Inc. (b)	$9,203
172	American Science & Engineering, Inc.	14,660
666	Cubic Corp.	31,402
1,640	Curtiss Wright Corp.	54,448
845	Digitalglobe, Inc. (a)(b)	26,795
461	GeoEye, Inc. (b)	19,542
369	HEICO Corp. (a)	18,830
3,888	Hexcel Corp. (b)	70,333
521	Ladish, Inc. (b)	25,326
386	Triumph Group, Inc.	34,512

		305,051

	Air Freight & Logistics - 0.09%
670	Forward Air Corp.	19,015

	Airlines - 0.38%
466	Allegiant Travel Co. (a)	22,946
1,009	Copa Holdings, SA (a)	59,369

		82,315

	Auto Components - 1.09%
310	Dorman Products, Inc. (b)	11,234
539	Fuel Systems Solutions, Inc. (b)	15,836
3,587	Gentex Corp. (a)	106,032
1,646	WABCO Holdings, Inc. (b)	100,291

		233,393

	Beverages - 0.59%
377	Boston Beer Company, Inc. (b)	35,849
1,732	Hansen Natural Corp. (b)	90,549

		126,398

	Biotechnology - 1.70%
929	Alexion Pharmaceuticals, Inc. (a)(b)	74,831
1,855	Alkermes, Inc. (b)	22,779
902	Celera Corp. (a)(b)	5,683
147	Celgene Corp. (b)	8,694
1,083	Cubist Pharmaceuticals, Inc. (b)	23,176
613	Emergent BioSolutions, Inc. (b)	14,381
568	Martek Biosciences Corp. (a)(b)	17,778
1,731	Myriad Genetics, Inc. (b)	39,536
631	Onyx Pharmaceuticals, Inc. (a)(b)	23,265
2,522	Talecris Biotherapeutics Holdings Corp. (b)	58,763
646	United Therapeutics Corp. (a)(b)	40,840
1,939	ViroPharma, Inc. (b)	33,583

		363,309

	Building Products - 0.38%
1,312	Simpson Manufacturing Co, Inc. (a)	40,554
1,068	Universal Forest Products, Inc. (a)	41,545

		82,099

	Capital Markets - 2.88%
4,069	American Capital Ltd. (a)(b)	30,762
5,513	BGC Partners, Inc.	45,813

Number of Shares		Value

1,175	Cohen & Steers, Inc. (a)	$30,668
717	Duff & Phelps Corp. (a)	12,089
635	Evercore Partners, Inc. (a)	21,590
661	Fifth Street Finance Corp.	8,025
895	Gamco Investors, Inc.	42,969
1,640	Gleacher & Co, Inc. (b)	3,887
614	Greenhill & Co., Inc. (a)	50,151
1,321	Hercules Technology Growth Capital, Inc.	13,686
5,410	Janus Capital Group, Inc.	70,167
970	KBW, Inc. (a)	27,082
2,599	Lazard Ltd.	102,634
1,592	optionsXpress Holdings, Inc. (b)	24,947
568	Stifel Financial Corp. (a)(b)	35,239
1,561	TradeStation Group, Inc. (b)	10,537
2,454	Waddell & Reed Financial, Inc.	86,601

		616,847

	Chemicals - 1.43%
1,058	Calgon Carbon Corp. (b)	15,997
1,000	Innospec, Inc. (b)	20,400
1,017	Intrepid Potash, Inc. (a)(b)	37,924
1,147	Koppers Holdings, Inc.	41,040
1,020	Minerals Technologies, Inc. (a)	66,717
392	NewMarket Corp.	48,361
1,360	Nl Industries, Inc.	15,178
2,138	Omnova Solutions, Inc. (b)	17,874
975	STR Holdings, Inc. (a)(b)	19,500
781	Zep, Inc.	15,526
710	Zoltek Cos., Inc. (b)	8,201

		306,718

	Commercial Banks - 5.32%
489	Arrow Financial Corp. (a)	13,452
999	BancFirst Corp.	41,149
1,922	Banco Latinoamericano de Exportaciones, SA	35,480
407	Bank of the Ozarks, Inc. (a)	17,643
1,051	Columbia Banking System, Inc.	22,134
2,096	Community Bank Systems, Inc. (a)	58,206
1,339	First Financial Bancorp	24,745
762	First Financial Bankshares (a)	38,999
589	First Financial Corp.	20,697
3,100	Glacier Bancorp, Inc. (a)	46,841
2,179	Hancock Holding Co.	75,960
708	Home Bancshares, Inc.	15,597
407	Iberiabank Corp. (a)	24,066
1,053	Independent Bank Corp. (a)	28,484
2,774	Investors Bancorp, Inc. (b)	36,395
635	Lakeland Financial Corp.	13,627
724	Nara Bancorp, Inc. (b)	7,110
1,001	Northfield Bancorp, Inc. (a)	13,333
1,855	Oriental Financial Group, Inc.	23,169
1,095	Pinnacle Financial Partners, Inc. (a)(b)	14,870
1,623	PrivateBancorp, Inc. (a)	23,339
1,413	Prosperity Bancshares, Inc.	55,503
724	Republic Bancorp, Inc.	17,195
515	S.Y. Bancorp, Inc. (a)	12,643
468	SCBT Financial Corp. (a)	15,327
925	Signature Bank (a)(b)	46,250
631	Simmons 1st National Corp.	17,984
672	Southside Bancshares, Inc.	14,159

Number of Shares		Value

1,132	Sterling Financial Corp. (a)(b)	$21,474
1,088	SVB Financial Group (b)	57,718
1,045	Texas Capital Bancshares, Inc. (b)	22,227
431	Tompkins Financial Corp.	16,878
1,050	TowneBank (a)	16,685
1,335	UMB Financial Corp.	55,296
5,152	Umpqua Holdings Corp. (a)	62,751
724	Union First Market Bankshares Corporation (a)	10,701
794	WestAmerica Bancorporation (a)	44,043
1,818	Western Alliance Bancorp (b)	13,380
1,276	Wintrust Financial Corp. (a)	42,146

		1,137,656

	Commercial Services & Supplies - 2.48%
742	Clean Harbors, Inc. (a)(b)	62,387
1,711	Copart, Inc. (b)	63,906
2,436	Healthcare Services Group, Inc.	39,634
2,612	Interface, Inc.	40,878
2,528	Knoll, Inc.	42,293
1,905	Miller Herman, Inc.	48,197
885	Mobile Mini, Inc. (a)(b)	17,426
348	RINO International Corporation (a)(b)	1,406
2,920	Rollins, Inc. (a)	57,670
731	Schawk, Inc.	15,044
806	Standard Parking Corp. (b)	15,225
1,163	Stericycle, Inc. (a)(b)	94,109
1,325	The Geo Group, Inc. (b)	32,675

		530,850

	Communications Equipment - 3.85%
1,123	ADTRAN, Inc.	40,664
615	Black Box Corp.	23,548
905	Blue Coat Systems, Inc. (a)(b)	27,032
1,108	Ciena Corp. (a)(b)	23,323
437	Dg Fastchannel, Inc. (b)	12,621
2,667	Emulex Corp. (b)	31,097
1,068	F5 Networks, Inc. (b)	139,012
1,217	Finisar Corp. (a)(b)	36,133
2,399	Harmonic, Inc. (b)	20,559
724	InterDigital, Inc. (a)(b)	30,147
936	Ixia (a)(b)	15,706
3,669	JDS Uniphase Corp. (b)	53,127
630	Loral Space & Communications Ltd. (b)	48,195
998	NetGear, Inc. (a)(b)	33,613
1,224	Plantronics, Inc.	45,557
1,984	Polycom, Inc. (b)	77,336
5,527	Powerwave Technologies, Inc. (b)	14,039
1,822	Riverbed Technology, Inc. (b)	64,080
6,161	Sonus Networks, Inc. (b)	16,450
769	Sycamore Networks, Inc.	15,834
2,742	Tekelec (b)	32,657
512	ViaSat, Inc. (a)(b)	22,738

		823,468

	Computers & Peripherals - 0.42%
3,116	QLogic Corp. (b)	53,034
724	Stec, Inc. (b)	12,779
781	Synaptics, Inc. (a)(b)	22,946

		88,759

	Construction & Engineering - 0.31%
634	Insituform Technologies, Inc. (b)	16,807

Number of Shares		Value

836	Orion Marine Group, Inc. (b)	$9,698
1,611	Primoris Services Corp.	15,369
535	Texas Industries, Inc. (a)	24,492

		66,366

	Consumer Finance - 0.50%
541	Cash America International, Inc.	19,979
401	Credit Acceptance Corp. (b)	25,170
713	EZCORP, Inc. (b)	19,344
546	First Cash Financial Services, Inc. (b)	16,921
1,048	Nelnet, Inc.	24,827

		106,241

	Diversified Consumer Services - 2.21%
417	Capella Education Co. (a)(b)	27,764
673	Coinstar, Inc. (a)(b)	37,984
1,881	DeVry, Inc.	90,250
2,341	Hillenbrand, Inc.	48,716
1,040	ITT Educational Services, Inc. (a)(b)	66,238
480	K12, Inc. (a)(b)	13,757
884	Matthews International Corp.	30,922
361	Pre-Paid Legal Services, Inc. (a)(b)	21,750
1,471	Sotheby’s (a)	66,195
348	Strayer Education, Inc. (a)	52,973
737	Universal Technical Institute, Inc.	16,229

		472,778

	Diversified Financial Services - 0.31%
412	Encore Capital Group, Inc. (b)	9,661
995	NewStar Financial, Inc. (b)	10,517
276	PICO Holdings, Inc. (b)	8,777
244	Portfolio Recovery Associates, Inc. (a)(b)	18,349
347	World Acceptance Corp. (a)(b)	18,322

		65,626

	Diversified Telecommunication Services - 0.65%
336	AboveNet, Inc.	19,643
2,094	Alaska Communications Systems Group, Inc. (a)	23,243
637	Atlantic Tele-Network, Inc.	24,423
847	Cbeyond, Inc. (a)(b)	12,942
1,882	Consolidated Communications Holdings, Inc.	36,322
3,332	Globalstar, Inc. (a)(b)	4,831
718	Iridium Communications, Inc. (b)	5,924
850	Neutral Tandem, Inc. (b)	12,274

		139,602

	Electric Utilities - 0.28%
966	ITC Holdings Corp.	59,873

	Electrical Equipment - 2.75%
1,784	A.O. Smith Corp.	67,935
346	AZZ, Inc.	13,843
1,205	Baldor Electric Co.	75,963
1,390	Belden, Inc. (a)	51,180
709	Encore Wire Corp.	17,782
645	Franklin Electric Co., Inc.	25,103
891	Fushi Copperweld, Inc. (a)(b)	7,912
2,156	Generac Holdings, Inc. (b)	34,863
2,903	Graftech International Ltd. (b)	57,596
8,770	GT Solar International, Inc. (a)(b)	79,981
305	Harbin Electric, Inc. (a)(b)	5,292
444	II-VI, Inc. (a)(b)	20,584
847	Ormat Technologies, Inc.	25,054
868	Polypore International, Inc. (b)	35,354

Number of Shares		Value

2,485	SunPower Corp. (a)(b)	$31,883
991	Woodward Governor Co.	37,222

		587,547

	Electronic Equipment & Instruments - 1.71%
889	Cognex Corp.	26,154
447	Coherent, Inc. (a)(b)	20,178
1,275	Daktronics, Inc. (a)	20,298
854	Electro Rent Corp.	13,801
675	Electro Scientific Industries (b)	10,820
790	IPG Photonics Corp. (a)(b)	24,980
1,212	L-1 Identity Solutions, Inc. (b)	14,435
1,712	National Instruments Corp.	64,439
881	OSI Systems, Inc. (b)	32,033
860	Park Electrochemical Corp. (a)	25,800
886	Rofin Sinar Technologies, Inc. (a)(b)	31,400
505	Rogers Corp. (a)(b)	19,316
1,415	TTM Technologies, Inc. (a)(b)	21,098
1,105	Zebra Technologies Corp. (b)	41,979

		366,731

	Electronic Equipment, Instruments & Components - 0.14%
1,658	China Sec & Surve Tech, Inc. (a)(b)	8,837
432	Littelfuse, Inc.	20,330

		29,167

	Energy Equipment & Services - 1.32%
1,009	Atwood Oceanics, Inc. (b)	37,706
394	Carbo Ceramics, Inc.	40,795
664	Dril-Quip, Inc. (b)	51,606
785	Gulfmark Offshore, Inc. (b)	23,864
3,179	ION Geophysical Corp. (a)(b)	26,958
680	Lufkin Industries, Inc.	42,425
2,185	RPC, Inc. (a)	39,592
257	T-3 Energy Services, Inc. (b)	10,236
4,320	Vantage Drilling Co. (a)(b)	8,770

		281,952

	Food & Staples Retailing - 0.36%
1,299	Andersons, Inc.	47,219
803	PriceSmart, Inc.	30,538

		77,757

	Food Products - 1.01%
285	Diamond Foods, Inc.	15,156
1,513	Green Mountain Coffee Roasters, Inc. (a)(b)	49,716
448	J&J Snack Foods Corp.	21,612
1,227	Sanderson Farms, Inc.	48,037
1,375	Smart Balance, Inc. (a)(b)	5,954
1,238	Tootsie Roll Industries, Inc. (a)	35,865
602	TreeHouse Foods, Inc. (a)(b)	30,756
465	Zhongpin, Inc. (a)(b)	9,486

		216,582

	Gas Utilities - 0.25%
1,027	South Jersey Industries, Inc.	54,246

	Health Care Equipment & Supplies - 3.13%
1,463	Align Technology, Inc. (a)(b)	28,587
1,385	American Medical Systems Holdings, Inc. (b)	26,121
664	Analogic Corp.	32,875
502	Angiodynamics, Inc. (b)	7,716
519	Arthrocare Corp. (b)	16,120
658	Gen-Probe, Inc. (b)	38,394
489	Haemonetics Corporation (b)	30,895

Number of Shares		Value

299	ICU Med, Inc. (b)	$10,914
1,279	IDEXX Laboratories, Inc. (a)(b)	88,533
1,382	Immucor, Inc. (b)	27,405
613	Integra Lifesciences Holdings (a)(b)	28,995
1,059	Invacare Corp. (a)	31,939
943	Masimo Corp. (a)	27,413
1,398	Meridian Bioscience, Inc. (a)	32,378
429	Merit Medical Systems, Inc. (b)	6,791
1,122	Sirona Dental Systems, Inc. (b)	46,877
336	Sonosite, Inc. (b)	10,618
182	St. Jude Medical, Inc. (b)	7,768
1,933	Steris Corp.	70,478
710	The Cooper Companies, Inc.	40,001
1,294	Thoratec Corp. (b)	36,646
605	Zoll Medical Corp. (a)(b)	22,524

		669,988

	Health Care Providers & Services - 1.78%
478	Air Methods Corp. (b)	26,897
4,873	Alliance Healthcare Services, Inc. (b)	20,662
3,221	Allscripts Healthcare Solutions, Inc. (b)	62,069
1,282	Catalyst Health Solutions, Inc. (b)	59,600
815	Chemed Corp.	51,761
265	Corvel Corp. (b)	12,813
2,741	Emdeon, Inc. (b)	37,113
316	HMS Holdings Corp. (a)(b)	20,467
352	Landauer, Inc.	21,109
315	MWI Veterinary Supply, Inc. (b)	19,892
454	The Ensign Group, Inc.	11,291
1,605	VCA Antech, Inc. (b)	37,380

		381,054

	Health Care Technology - 0.33%
994	Medassets, Inc. (b)	20,069
720	Quality Systems, Inc. (a)	50,270

		70,339

	Hotels, Restaurants & Leisure - 2.61%
1,110	Bally Technologies, Inc. (b)	46,831
725	BJ’s Restaurants, Inc. (a)(b)	25,687
259	Buffalo Wild Wings, Inc. (a)(b)	11,357
472	Chipotle Mexican Grill, Inc. (a)(b)	100,375
407	Churchill Downs, Inc.	17,664
595	DineEquity, Inc. (a)(b)	29,381
833	Gaylord Entertainment Co. (a)(b)	29,938
1,981	International Speedway Corp.	51,843
1,611	Interval Leisure Group, Inc. (b)	26,002
888	Life Time Fitness, Inc. (a)(b)	36,399
1,709	Orient-Express Hotels Ltd. (b)	22,200
637	Panera Bread Co. (a)(b)	64,470
290	Peets Coffee & Tea, Inc. (a)(b)	12,105
743	Shuffle Master, Inc. (b)	8,507
1,667	Texas Roadhouse, Inc. (a)(b)	28,622
1,003	WMS Industries, Inc. (a)(b)	45,376

		556,757

	Household Durables - 0.68%
779	M/I Homes, Inc. (b)	11,981
1,072	Meritage Homes Corp. (a)(b)	23,798
198	National Presto Industries, Inc. (a)	25,742
6,745	Standard Pacific Corp. (b)	31,027
1,335	Tempur Pedic International, Inc. (b)	53,481

		146,029

Number of Shares		Value

	Household Products - 0.16%
825	WD-40 Co.	$33,231

	Industrial Conglomerates - 0.33%
451	Raven Industries, Inc.	21,508
2,530	Tredegar Corp.	49,032

		70,540

	Insurance - 1.90%
3,461	Alterra Capital Holdings Ltd. (a)	74,896
2,767	American Equity Investment Life Holding (a)	34,726
1,843	Amtrust Financial Services, Inc.	32,253
1,657	CNA Surety Corp. (b)	39,238
410	Enstar Group Ltd. (b)	34,678
1,098	First Mercury Financial Corp.	18,007
715	Greenlight Capital Re, Ltd. (b)	19,169
2,177	Meadowbrook Insurance Group, Inc.	22,314
1,208	National Interstate Corp.	25,851
172	National Western Life Insurance Co.	28,676
968	RLI Corp. (a)	50,888
990	Tower Group, Inc. (a)	25,324

		406,020

	Internet & Catalog Retail - 0.77%
801	Netflix, Inc. (a)(b)	140,735
4,274	Orbitz Worldwide, Inc. (b)	23,892

		164,627

	Internet Software & Services - 2.14%
699	Ancestry Com, Inc. (b)	19,796
641	DealerTrack Holdings, Inc. (b)	12,865
1,060	Digital River, Inc. (b)	36,485
880	Equinix, Inc. (b)	71,508
1,496	GSI Commerce, Inc. (b)	34,707
926	InfoSpace, Inc. (b)	7,686
894	J2 Global Communications, Inc. (b)	25,881
2,001	NIC, Inc.	19,430
657	Quinstreet, Inc. (b)	12,621
1,892	Rackspace Hosting, Inc. (a)(b)	59,428
1,195	SAVVIS, Inc. (a)(b)	30,496
636	Sohu.com, Inc. (a)(b)	40,380
2,068	ValueClick, Inc. (a)(b)	33,150
1,029	WebMD Health Corp. (a)(b)	52,541

		456,974

	IT Services - 2.61%
3,008	Acxiom Corp. (b)	51,587
1,216	CSG Systems International, Inc. (b)	23,031
598	Forrester Research, Inc. (b)	21,103
1,784	Gartner, Inc. (b)	59,229
6,114	Genpact Ltd. (b)	92,932
1,531	Global Paynments, Inc.	70,748
739	iGATE Corp.	14,566
441	Maximus, Inc.	28,921
1,881	Neustar, Inc. (b)	49,000
4,703	Sapient Corp.	56,906
734	Syntel, Inc.	35,078
1,434	VeriFone Holdings, Inc. (a)(b)	55,295

		558,396

	Life Sciences Tools & Services - 1.26%
3,163	Bruker Corp. (a)(b)	52,506
265	Dionex Corp. (b)	31,273

Number of Shares		Value

1,500	Illumina, Inc. (a)(b)	$95,009
2,177	Parexel International Corp. (b)	46,218
664	Techne Corp.	43,605

		268,611

	Machinery - 4.48%
1,701	Actuant Corp.	45,281
455	Alamo Group, Inc.	12,658
286	Badger Meter, Inc. (a)	12,647
546	Circor International, Inc.	23,085
1,146	Clarcor, Inc.	49,152
1,367	Colfax Corp. (b)	25,166
487	Esco Technologies, Inc. (a)	18,428
488	Freightcar America, Inc.	14,123
1,746	Gardner Denver, Inc.	120,159
645	Gorman Rupp Co.	20,846
1,785	Graco, Inc.	70,417
1,202	John Bean Technologies Corp.	24,196
986	Kaydon Corp. (a)	40,150
306	Lindsay Corp. (a)	18,186
256	Middleby Corp. (b)	21,612
755	Nordson Corp.	69,368
421	RBC Bearings Inc. (b)	16,453
959	Robbins & Myers, Inc. (a)	34,313
1,350	Sauer-Danfoss, Inc. (b)	38,138
518	Titan International Inc. (a)	10,122
1,087	Toro Co.	67,003
1,234	Trimas Corp. (b)	25,248
638	Valmont Industries, Inc. (a)	56,610
1,444	Wabash National Corp. (b)	17,111
1,050	Wabtec Corp.	55,535
1,387	Watts Water Technologies, Inc.	50,750

		956,757

	Media - 2.59%
718	Arbitron, Inc. (a)	29,811
7,289	Belo Corp. (b)	51,606
3,744	CKX, Inc. (b)	15,088
2,790	CTC Media, Inc. (a)	65,370
1,617	DreamWorks Animation SKG, Inc. (a)(b)	47,653
4,454	Entravision Communications Corp. - Class A (b)	11,447
1,106	Liberty Media Corporation - Capital (b)	69,191
1,444	Madison Square Garden, Inc. (b)	37,226
847	Morningstar, Inc. (a)(b)	44,959
1,376	National CineMedia, Inc. (a)	27,396
1,853	Valassis Communications, Inc. (b)	59,945
6,601	World Wrestling Entertainment, Inc. (a)	93,999

		553,691

	Metals & Mining - 2.32%
1,506	Coeur D’Alene Mines Corp. (b)	41,144
565	Compass Minerals International, Inc.	50,438
23	Contango Ore, Inc. (b)	242
1,236	Globe Specialty Metals, Inc.	21,123
4,154	Hecla Mining Co. (a)(b)	46,774
762	Royal Gold, Inc. (a)	41,628
836	RTI International Metals, Inc. (b)	22,555
610	Schnitzer Steel Industries, Inc.	40,498
1,443	Stillwater Mining Co. (b)	30,808
5,041	Titanium Metals Corp. (b)	86,604
875	Walter Energy, Inc. (a)	111,860

		493,674

Number of Shares		Value

	Multiline Retail - 0.40%
2,486	99 Cents Only Stores (b)	$39,627
3,412	Freds, Inc.	46,949

		86,576

	Oil & Gas - 4.63%
1,327	Barrett Bill Corp. (b)	54,580
1,261	Berry Petroleum Co. (a)	55,106
1,125	Brigham Exploration Co. (b)	30,645
374	Carrizo Oil & Co, Inc. (a)(b)	12,899
701	Comstock Resources, Inc. (b)	17,217
1,219	Concho Resources, Inc. (a)(b)	106,870
233	Contango Oil & Gas Co. (a)(b)	13,498
2,363	Continental Resources, Inc. (a)(b)	139,062
513	Energy Partners Ltd. (b)	7,623
801	Energy XXI (Bermuda) Ltd. (b)	22,164
3,451	EXCO Resources, Inc. (a)	67,018
1,007	Golar LNG Ltd.	15,115
674	Goodrich Petroleum Corp. (a)(b)	11,889
4,329	Gran Tierra Energy, Inc. (b)	34,849
563	Knightsbridge Tankers Ltd. (a)	12,538
2,088	McMoRan Exploration Co. (a)(b)	35,788
1,258	Nordic American Tanker Shipping Ltd. (a)	32,733
2,727	PetroQuest Energy, Inc. (a)(b)	20,534
3,662	Quicksilver Resources, Inc. (b)	53,978
1,225	Rosetta Resources, Inc. (a)(b)	46,109
1,211	SM Energy Co. (a)	71,364
1,142	Swift Energy Co. (b)	44,709
1,905	Teekay Tankers Ltd. (a)	23,508
1,792	Vaalco Energy, Inc. (b)	12,831
1,518	Venoco, Inc. (b)	28,007
241	Williams Clayton Energy, Inc. (b)	20,237

		990,871

	Paper & Forest Products - 0.15%
517	Schweitzer-Mauduit International, Inc. (a)	32,530

	Personal Products - 0.57%
887	Inter Parfums, Inc.	16,720
2,010	Nu Skin Enterprises, Inc.	60,823
1,514	Prestige Brands Holdings, Inc. (b)	18,092
598	Usana Health Sciences, Inc. (b)	25,983

		121,618

	Pharmaceuticals - 0.59%
1,307	Impax Laboratories, Inc. (b)	26,284
1,397	Medicis Pharmaceutical Corp. (a)	37,425
846	Par Pharmaceutical Companies, Inc. (b)	32,579
637	Salix Pharmaceuticals, Inc. (a)(b)	29,914

		126,202

	Professional Services - 0.86%
1,264	Corporate Executive Board Co.	47,463
384	CoStar Group, Inc. (b)	22,103
554	Dolan Co. (b)	7,712
1,045	IHS, Inc. (b)	84,007
681	VSE Corp.	22,487

		183,772

	Real Estate - 0.51%
2,216	Forest City Enterprises, Inc. (a)(b)	36,985
561	Forestar Group, Inc. (b)	10,827
1,389	Hilltop Holdings, Inc. (b)	13,779
2,206	The St. Joe Co. (a)(b)	48,201

		109,792

Number of Shares		Value

	Road & Rail - 0.91%
769	Genesee & Wyoming, Inc. (a)(b)	$40,719
3,142	Heartland Express, Inc. (a)	50,335
2,094	Knight Transportation, Inc. (a)	39,786
1,563	Landstar Systems, Inc.	63,989

		194,829

	Semiconductor & Semiconductor Equipment - 4.58%
778	Advanced Energy Industries, Inc. (b)	10,612
792	Atheros Communications, Inc. (b)	28,449
7,122	Atmel Corp. (a)(b)	87,743
648	Cabot Microelectronics Corp. (b)	26,860
739	Cymer, Inc. (b)	33,307
2,427	Cypress Semiconductor Corp. (a)(b)	45,094
1,052	Diodes, Inc. (b)	28,393
986	FEI Co. (b)	26,040
1,959	FormFactor, Inc. (b)	17,396
718	Hittite Microwave Corp. (b)	43,827
1,874	International Rectifier Corp. (b)	55,639
1,737	Micrel, Inc.	22,564
1,088	Microsemi Corp. (b)	24,915
1,490	MKS Instrument, Inc. (b)	36,490
626	NetLogic Microsystems, Inc. (a)(b)	19,663
1,307	Omnivision Technologies, Inc. (a)(b)	38,700
4,177	PMC-Sierra, Inc. (a)(b)	35,880
535	Power Integrations, Inc. (a)	21,475
5,399	RF Micro Devices, Inc. (a)(b)	39,683
957	Semtech Corp. (a)(b)	21,666
644	Sigma Designs, Inc. (b)	9,125
2,308	Silicon Image, Inc. (b)	16,964
798	Silicon Laboratories, Inc. (a)(b)	36,724
2,916	Skyworks Solutions, Inc. (a)(b)	83,485
404	Standard Microsystems Corp. (b)	11,647
3,196	Teradyne, Inc. (a)(b)	44,872
3,699	TriQuint Semiconductor, Inc. (b)	43,241
1,129	Varian Semiconductor Equipment (a)(b)	41,739
633	Veeco Instruments, Inc. (a)(b)	27,194

		979,387

	Semiconductors & Semiconductor Equipment - 0.27%
1,405	Applied Micro Circuits Corp. (a)(b)	15,005
788	Cohu, Inc.	13,065
876	Energy Conversion Devices, Inc. (a)(b)	4,030
1,258	Kulicke & Soffa Industries, Inc. (b)	9,058
784	Tessera Technologies, Inc. (b)	17,365

		58,523

	Software - 7.78%
809	ACI Worldwide, Inc. (b)	21,738
369	Advent Software, Inc. (b)	21,372
1,525	ANSYS, Inc. (b)	79,407
1,439	Asiainfo-linkage, Inc. (a)(b)	23,844
966	Blackbaud, Inc.	25,019
583	Blackboard, Inc. (a)(b)	24,078
4,923	Cadence Design System, Inc. (a)(b)	40,664
6,071	Compuware Corp. (a)(b)	70,849
734	Concur Technologies, Inc. (a)(b)	38,117
954	Epiq Sys, Inc.	13,098
894	Factset Research Systems, Inc.	83,821

Number of Shares		Value

1,224	Fair Isaac Corp.	$28,605
1,322	Informatica Corp. (b)	58,208
1,778	Jack Henry & Associates, Inc.	51,829
560	JDA Software Group, Inc. (b)	15,680
4,544	Lawson Software, Inc. (b)	42,032
782	Manhattan Associates, Inc. (b)	23,882
2,840	Mentor Graphics Corp. (b)	34,080
1,697	MICROS Systems, Inc. (b)	74,430
315	MicroStrategy, Inc. (b)	26,923
1,561	Net 1 UEPS Technologies, Inc. (b)	19,138
633	Netscout Systems, Inc. (b)	14,565
9,716	Novell, Inc. (b)	57,519
2,594	Parametric Technology Corp. (b)	58,443
955	Progress Software Corp. (b)	40,416
2,112	Quest Software, Inc. (b)	58,587
2,871	Red Hat, Inc. (b)	131,060
1,542	Rovi Corp. (a)(b)	95,619
1,692	Salesforce.com, Inc. (a)(b)	223,343
1,162	Solera Holdings, Inc. (a)	59,634
1,123	SS&C Technologies Holdings, Inc. (a)(b)	23,033
484	Taleo Corp. (b)	13,383
3,039	TIBCO Software, Inc. (b)	59,899
587	Websense, Inc. (b)	11,887

		1,664,202

	Specialty Retail - 2.29%
2,987	Aeropostale (b)	73,599
789	Hibbett Sports, Inc. (a)(b)	29,114
1,548	J.Crew Group, Inc. (a)(b)	66,781
768	Jos. A. Bank Clothiers, Inc. (a)(b)	30,966
524	Lumber Liquidators Holdings, Inc. (a)(b)	13,053
2,433	Mens Wearhouse, Inc.	60,776
368	Monro Muffler Brake, Inc. (a)	12,712
811	Rue21, Inc. (a)(b)	23,770
2,461	Select Comfort Corp. (b)	22,469
3,184	The Finish Line, Inc.	54,733
1,823	Ulta Salon, Cosmetics & Fragrance, Inc. (a)(b)	61,982
572	Vitamin Shoppe, Inc. (b)	19,242
740	Zumiez, Inc. (a)(b)	19,884

		489,081

	Textiles, Apparel & Luxury Goods - 2.36%
1,712	Columbia Sportswear Co. (a)	103,234
1,308	Crocs, Inc. (a)(b)	22,393
787	Deckers Outdoor Corp. (a)(b)	62,755
527	G-III Apparel Group, Ltd. (b)	18,524
888	Iconix Brand Group, Inc. (a)(b)	17,147
895	Lululemon Athletica, Inc. (a)(b)	61,236
841	Maidenform Brands, Inc. (a)(b)	19,991
558	Steven Madden Ltd. (b)	23,280
597	True Religion Apparel, Inc. (a)(b)	13,289
904	Under Armour, Inc. (a)(b)	49,575
814	UniFirst Corp.	44,811
571	Volcom, Inc.	10,775
1,841	Wolverine World Wide, Inc.	58,691

		505,701

	Thrifts & Mortgage Finance - 2.16%
2,047	Beneficial Mutual Bancorp, Inc. (b)	18,075
2,256	Brookline Bancorp, Inc.	24,478
4,599	Capitol Federal Financial, Inc. (a)	54,774

Number of Shares		Value

1,547	Dime Community Bancshares	$22,571
1,689	Kearny Financial Corp.	14,525
3,794	NewAlliance Bancshares, Inc.	56,834
3,678	Northwest Bancshares, Inc. (a)	43,253
3,546	Ocwen Financial Corp. (a)(b)	33,829
1,268	Oritani Financial Corp.	15,520
2,714	Provident Financial Services, Inc. (a)	41,063
2,847	Radian Group, Inc. (a)	22,975
9,158	TFS Financial Corp.	82,606
2,369	Westfield Financial, Inc.	21,913
216	WSFS Financial Corp.	10,247

		462,663

	Trading Companies & Distributors - 0.13%
962	Textainer Group Holdings Ltd.	27,407

	Water Utilities - 0.21%
801	American States Water Co.	27,610
663	SJW Corp.	17,550

		45,160

	Wireless Telecommunication Services - 0.54%
1,694	SBA Communications Corp. (a)(b)	69,353
538	Shenandoah Telecommunications Co.	10,077
1,137	Syniverse Holdings, Inc. (b)	35,076

		114,506

	Total Common Stocks (Cost $14,737,395)	19,219,854

	CORPORATE BONDS - 0.01%
	Capital Markets - 0.01%

29	Gamco Investors, Inc. 0.000%, 12/31/2015 (c)	2,200

	Total Corporate Bonds (Cost $2,864)	2,200

	INVESTMENT COMPANIES - 0.65%
	Capital Markets - 0.65%
3,808	Apollo Investment Corp. (a)	42,155
2,959	Ares Capital Corp.	48,765
949	Blackrock Kelso Capital Corp.	10,496
63	Capital Southwest Corp.	6,539
1,337	MCG Capital Corp.	9,319
569	MVC Capital, Inc.	8,307
1,171	Prospect Capital Corp.	12,647

	Total Investment Companies (Cost $129,930)	138,228

	REAL ESTATE INVESTMENT TRUSTS - 5.70%
	Real Estate Investment Trusts - 5.70%
607	Acadia Realty Trust (a)	11,072
69	Alexanders, Inc. (a)	28,447
1,051	American Campus Communities, Inc. (a)	33,380
702	American Capital Agency Corp. (a)	20,175
3,636	Anworth Mortgage Asset Corp.	25,452
2,133	Capstead Mortgage Corp.	26,854
1,410	Cedar Shopping Centers, Inc.	8,869
1,128	Cogdell Spencer, Inc.	6,542
2,300	Cousins Properties, Inc.	19,182
804	Cypress Sharpridge Investments, Inc.	10,380
4,054	DCT Industrial Trust, Inc.	21,527
2,539	DiamondRock Hospitality Co. (a)	30,468
1,756	Digital Realty Trust, Inc. (a)	90,505
960	DuPont Fabros Technology, Inc. (a)	20,419

Number of Shares		Value

502	EastGroup Properties, Inc.	$21,245
1,373	Education Realty Trust, Inc.	10,668
572	Equity Lifestyle Properties, Inc.	31,992
1,959	Equity One, Inc. (a)	35,615
1,113	Extra Space Storage, Inc. (a)	19,366
576	First Potomac Realty Trust	9,688
1,929	Franklin Street Properties Corp. (a)	27,488
498	Getty Realty Corp. (a)	15,577
448	Government Properties Income Trust	12,002
1,277	Hatteras Financial Corp. (a)	38,655
1,600	Health Care Realty Trust	33,872
1,816	Hersha Hospitality Trust	11,986
2,559	Inland Real Estate Corp.	22,519
1,379	Investors Real Estate Trust (a)	12,370
1,115	Kilroy Realty Corp. (a)	40,664
1,107	Lasalle Hotel Properties (a)	29,225
338	LTC Properties, Inc.	9,491
2,262	Medical Properties Trust, Inc.	24,497
624	Mid-American Apartment Communities, Inc. (a)	39,618
570	National Health Investors, Inc.	25,661
1,811	National Retail Properties, Inc. (a)	47,992
2,050	Omega Healthcare Investors, Inc.	46,002
791	Post Properties, Inc. (a)	28,713
534	PS Business Parks, Inc.	29,754
715	Ramco-Gershenson Properties Trust (a)	8,902
1,582	Resource Capital Corp.	11,675
494	Saul Centers, Inc. (a)	23,391
670	Sovran Self Storage, Inc.	24,663
719	Tanger Factory Outlet Centers, Inc. (a)	36,806
1,323	Taubman Centers, Inc. (a)	66,785
562	Urstadt Biddle Properties, Inc.	10,931
1,655	U-Store-It Trust	15,772
1,076	Washington Real Estate Investment Trust (a)	33,345
587	Winthrop Realty Trust	7,508

	Total Real Estate Investment Trusts (Cost $1,085,023)	1,217,710

	RIGHTS - 0.01%
	Biotechnology - 0.01%
564	Celgene Corp. (b)	2,764

	Total Rights (Cost $11,067)	2,764

	SHORT TERM INVESTMENTS - 3.14%
	Money Market Funds - 3.14%
671,500	Federated Prime Obligations Fund Effective Yield, 0.17%	671,500

	Total Short Term Investments (Cost $671,500)	671,500

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 36.40%
	Money Market Funds - 36.40%
7,783,768	Mount Vernon Prime Portfolio
	Effective Yield, 0.29%	7,783,768

	Total Investments Purchased as Securities Lending Collateral (Cost $7,783,768)	7,783,768

	Total Investments (Cost $24,421,547) - 135.78%	29,036,024
	Liabilities in Excess of Other Assets - (35.78)%	(7,651,151)

	TOTAL NET ASSETS - 100.00%	$21,384,873

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-Income producing.
(c)	Zero coupon bond.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$24,421,547

Gross unrealized appreciation	4,761,871
Gross unrealized depreciation	(147,394)

Net unrealized appreciation	$4,614,477

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

AssetMark Enhanced Fundamental Index® Small Company Growth Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
December 31, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

Russell 2000 Index Mini Futures	9	$715,410	Mar-11	$3,572

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, preferred stocks, and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and othe market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

AssetMark Enhanced Fundamental Index®Small Company Growth Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$19,219,854	$—	$—	$19,219,854

Corporate Bonds	2,200	—	—	2,200

Investment Companies	138,228	—	—	138,228

Real Estate Investment Trusts	1,217,710	—	—	1,217,710

Rights	2,764	—	—	2,764

Short Term Investments	671,500	—	—	671,500

Investments Purchased as Securities Lending Collateral	7,783,768	—	—	7,783,768

Total Investments in Securities	$29,036,024	$—	$—	$29,036,024

Other Financial Instruments*	$3,572	$—	$—	$3,572

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized appreciation on the instrument.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of December 31, 2010

Asset Derivatives 2010

Balance Sheet Location	Value

Variation margin on futures contracts*	$3,572

$3,572

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

         The average monthly notional amount of futures, forwards and swaps during the period ended December 31, 2010 were as follows:

Long Positions	AssetMark Fundamental Index®Small Company Growth Fund

Futures	$943,719

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 91.32%
	Aerospace & Defense - 1.24%
887	AAR Corp. (b)	$24,366
624	Ceradyne, Inc. (b)	19,675
230	Ducommun, Inc.	5,009
1,269	Orbital Sciences Corp. (b)	21,738
1,101	Teledyne Technologies, Inc. (b)	48,411

		119,199

	Air Freight & Logistics - 0.97%
1,393	Air Transport Services Group, Inc. (b)	11,005
585	Atlas Air Worldwide Holdings, Inc. (b)	32,661
191	Dynamex, Inc. (b)	4,729
1,026	Hub Group, Inc. (b)	36,053
1,252	Pacer International, Inc. (b)	8,564

		93,012

	Airlines - 0.45%
3,410	AirTran Holdings, Inc. (b)	25,199
2,328	Hawaiian Holdings, Inc. (b)	18,252

		43,451

	Auto Components - 1.22%
1,139	American Axle & Manufacturing Holdings, Inc. (b)	14,648
1,574	Cooper Tire & Rubber Co.	37,115
460	Drew Industries, Inc. (a)(b)	10,451
1,068	Modine Manufacturing Co. (b)	16,554
626	Spartan Motors, Inc.	3,812
721	Standard Motor Products, Inc.	9,878
671	Stoneridge, Inc. (b)	10,595
676	Superior Industries International, Inc.	14,345

		117,398

	Automobiles - 0.13%
814	Winnebago Industries, Inc. (a)(b)	12,373

	Beverages - 0.34%
263	Coca-Cola Bottling Co.	14,618
1,369	National Beverage Corp.	17,988

		32,606

	Biotechnology - 0.27%
4,162	PDL BioPharma, Inc.	25,929

	Building Products - 0.85%
261	American Woodmark Corp.	6,405
198	Ameron International, Inc.	15,121
1,007	Apogee Enterprises, Inc.	13,564
2,683	Builders FirstSource, Inc. (b)	5,286
1,257	Griffon Corp. (b)	16,014
640	NCI Building Systems, Inc. (b)	8,954
876	Quanex Building Products Corp.	16,618

		81,962

	Capital Markets - 1.26%
356	Arlington Asset Investment Corp.	8,540
635	Calamos Asset Management, Inc. (a)	8,890
1,241	Cowen Group, Inc. (b)	5,783

Number of Shares		Value

1,640	FBR Capital Markets Corp. (b)	$6,265
3,805	GFI Group, Inc.	17,845
2,082	Investment Technology Group (b)	34,083
767	LaBranche & Co., Inc. (b)	2,761
261	Oppenheimer Holdings, Inc.	6,841
1,124	Penson Worldwide, Inc. (a)(b)	5,496
341	Piper Jaffray Cos. (a)(b)	11,938
2,551	SWS Group, Inc. (a)	12,883

		121,325

	Chemicals - 3.37%
884	A. Schulman, Inc. (a)	20,235
721	Arch Chemicals, Inc.	27,348
1,699	Ferro Corp. (b)	24,873
577	Georgia Gulf Corp. (b)	13,883
1,053	H.B. Fuller Co.	21,608
513	Innophos Holdings, Inc.	18,509
579	Kraton Performance Polymers (b)	17,920
634	LSB Industries, Inc. (b)	15,381
836	OM Group, Inc. (a)(b)	32,193
2,361	Polyone Corp. (b)	29,489
248	Quaker Chemical Corp.	10,334
821	Sensient Technologies Corp.	30,155
1,707	Spartech Corp. (b)	15,978
324	Stepan Co. (a)	24,711
676	TPC Group, Inc. (b)	20,496

		323,113

	Commercial Banks - 7.41%
676	1st Source Corp.	13,682
2,759	Banner Corp.	6,401
2,415	Boston Private Financial Holdings, Inc. (a)	15,818
196	Camden National Corp.	7,101
444	Capital City Bank Group, Inc. (a)	5,594
1,457	Cathay General Bancorp (a)	24,332
5,189	Central Pacific Financial Corp. (a)(b)	7,939
817	Chemical Financial Corp.	18,097
24,255	Citizens Republic Bancorp, Inc. (b)	14,917
412	City Holding Co. (a)	14,927
969	CoBiz Financial, Inc. (a)	5,892
420	Community Trust Bancorp, Inc.	12,163
1,904	CVB Financial Corp. (a)	16,508
2,619	F.N.B. Corp.	25,719
57,152	First Bancorp (a)(b)	34,264
1,292	First Busey Corp.	6,072
3,462	First Commonwealth Financial Corp.	24,511
538	First Community Bancshares, Inc.	8,038
877	First Interstate Bancsystem, Inc.	13,365
763	First Merchants Corp.	6,760
2,819	First Midwest Bancorp, Inc.	32,475
200	Great Southern Bancorp, Inc.	4,718
5,566	Hanmi Financial Corp. (b)	6,401
345	Heartland Financial U.S.A., Inc.	6,024
689	Hudson Valley Holding Corp.	17,060
454	Lakeland Bancorp, Inc. (a)	4,980
765	Mainsource Financial Group, Inc.	7,964
1,018	MB Financial, Inc.	17,632
2,607	National Penn Bancshares, Inc.	20,934
1,195	NBT Bancorp, Inc.	28,859
2,876	Old National Bancorp	34,195

Number of Shares		Value

367	Pacific Capital Bancorp (a)(b)	$10,381
757	PacWest Bancorp (a)	16,185
435	Park National Corp.	31,611
464	Peoples Bancorp, Inc.	7,262
657	Renasant Corp.	11,110
607	S&T Bancorp, Inc. (a)	13,712
825	Sandy Spring Bancorp, Inc. (a)	15,205
497	Southwest Bancorp, Inc.	6,163
450	StellarOne Corp.	6,543
756	Sterling Bancorp	7,915
2,540	Sterling Bancshares, Inc. (a)	17,831
1,167	Sun Bancorp, Inc. (b)	5,415
611	TriCo Bancshares	9,868
1,304	United Bankshares, Inc. (a)	38,076
3,055	United Community Banks, Inc. (b)	5,957
427	Univest Corp. of PA	8,186
448	Washington Trust Bancorp	9,802
1,279	Wesbanco, Inc.	24,250
583	Wilshire Bancorp, Inc. (a)	4,442

		713,256

	Commercial Services & Supplies - 2.88%
1,853	ACCO Brands Corp. (b)	15,788
1,094	American Reprographics Co. (b)	8,303
1,918	Cenveo, Inc. (b)	10,242
1,012	Comfort Systems U.S.A., Inc.	13,328
303	Consolidated Graphics, Inc. (b)	14,674
337	Courier Corp.	5,230
2,221	EnergySolutions, Inc.	12,371
578	Ennis, Inc.	9,884
627	G & K Services, Inc. (a)	19,381
3,158	Kimball International, Inc.	21,790
846	M & F Worldwide Corp. (b)	19,543
511	McGrath RentCorp	13,398
854	Metalico, Inc. (b)	5,022
1,211	Mine Safety Appliances Co. (a)	37,698
1,758	Standard Register Co.	5,995
1,089	Sykes Enterprises, Inc. (b)	22,063
1,232	Tetra Tech, Inc. (b)	30,874
427	Viad Corp.	10,876

		276,460

	Communications Equipment - 1.08%
2,847	Arris Group, Inc. (b)	31,943
1,072	Aviat Networks, Inc. (b)	5,435
762	Cogo Group, Inc. (b)	6,744
791	Comtech Telecommunications Corp.	21,934
486	Digi International, Inc. (b)	5,395
308	Ems Technologies, Inc. (b)	6,092
554	Hughes Communications, Inc. (b)	22,404
1,864	UTStarcom, Inc. (b)	3,840

		103,787

	Computers & Peripherals - 1.10%
640	Avid Technology, Inc. (b)	11,174
1,041	Electronics For Imaging, Inc. (b)	14,897
1,893	Imation Corp. (b)	19,516
1,361	Intermec, Inc. (b)	17,230
687	Novatel Wireless, Inc. (b)	6,561
4,573	Quantum Corp. (b)	17,012
1,005	Super Micro Computer, Inc. (b)	11,598
496	Xyratex Ltd. (b)	8,090

		106,078

Number of Shares		Value

	Construction & Engineering - 1.04%
209	Baker Michael Corp. (b)	$6,500
1,197	Dycom Industries, Inc. (a)(b)	17,655
1,782	Great Lakes Dredge & Dock Corp.	13,133
479	Layne Christensen Co. (b)	16,487
1,208	Mastec, Inc. (a)(b)	17,625
689	MYR Group, Inc. (a)(b)	14,469
186	Northwest Pipe Co. (b)	4,470
736	Pike Electric Corp. (b)	6,315
277	Sterling Construction Co., Inc. (b)	3,612

		100,266

	Construction Materials - 0.38%
961	Eagle Materials, Inc. (a)	27,148
2,144	Headwaters, Inc. (b)	9,820

		36,968

	Consumer Finance - 0.63%
2,345	Advance America, Cash Advance Centers, Inc.	13,226
616	Cardtronics, Inc. (b)	10,903
2,708	CompuCredit Holdings Corp.	18,902
454	Dollar Financial Corp. (a)(b)	12,998
1,151	QC Holdings, Inc.	4,305

		60,334

	Containers & Packaging - 0.57%
243	AEP Industries, Inc. (b)	6,306
2,278	Boise, Inc. (a)	18,065
1,518	Graham Packaging Co, Inc. (b)	19,794
1,051	Myers Industries, Inc.	10,237

		54,402

	Distributors - 0.09%
982	Audiovox Corp. (b)	8,475

	Diversified Consumer Services - 1.17%
3,086	Corinthian Colleges, Inc. (a)(b)	16,078
3,897	Jackson Hewitt Tax Services, Inc. (a)(b)	8,495
419	Lincoln Educational Services Corp. (b)	6,499
328	Mac-Gray Corp.	4,904
187	Steiner Leisure Ltd. (b)	8,733
2,372	Stewart Enterprises, Inc. (a)	15,869
1,393	Weight Watchers International, Inc.	52,223

		112,801

	Diversified Financial Services - 0.43%
1,132	Compass Diversified Holdings	20,025
3,551	First Marblehead Corp. (b)	7,706
498	Huron Consulting Group, Inc. (a)(b)	13,172

		40,903

	Diversified Telecommunication Services - 0.92%
7,409	Cincinnati Bell, Inc. (b)	20,746
926	General Communication, Inc. (b)	11,723
1,232	Global Crossing Ltd. (b)	15,917
522	IDT Corp.	13,389
3,115	PAETEC Holding Corp. (b)	11,650
1,317	Premiere Global Services, Inc. (b)	8,956
529	SureWest Communications (b)	5,660

		88,041

	Elecontronic Equipment & Instruments - 0.31%
740	Kemet Corp. (b)	10,789
3,605	Pulse Electronics Corp. (a)	19,179

		29,968

Number of Shares		Value

	Electric Utilities - 1.59%
918	Allete, Inc.	$34,205
433	Central Vermont Public Service Corp.	9,465
1,200	El Paso Electric Co. (b)	33,036
923	Empire District Electric Co.	20,491
499	MGE Energy, Inc.	21,337
940	UIL Holdings Corp.	28,162
266	Unitil Corp.	6,049

		152,745

	Electrical Equipment - 0.62%
1,061	EnerSys (b)	34,079
362	Global Power Equipment Group, Inc. (b)	8,398
454	LSI Industries, Inc.	3,841
393	Powell Industries, Inc. (a)(b)	12,922

		59,240

	Electronic Equipment & Instruments - 1.80%
445	Agilysys, Inc. (b)	2,505
872	Checkpoint Systems, Inc. (b)	17,920
386	CPI International, Inc. (b)	7,469
851	CTS Corp.	9,412
1,348	Methode Electronics, Inc.	17,484
341	MTS Systems Corp.	12,774
566	Multi-Fineline Electronix, Inc. (b)	14,993
622	Newport Corp. (b)	10,804
1,412	Plexus Corp. (b)	43,687
861	ScanSource, Inc. (a)(b)	27,466
1,462	Smart Modular Technologies Inc. (b)	8,421

		172,935

	Electronic Equipment, Instruments & Components - 0.20%
1,448	PC Connection, Inc. (b)	12,829
337	Viasystems Group, Inc. (b)	6,787

		19,616

	Energy Equipment & Services - 2.28%
1,542	Allis Chalmers Energy, Inc. (b)	10,933
948	Basic Energy Services, Inc. (b)	15,623
770	Bronco Drilling Co, Inc. (b)	6,160
2,747	Cal Dive International, Inc. (b)	15,575
188	Dawson Geophysical Co. (b)	5,997
800	Global Geophysical Services, Inc. (b)	8,304
3,474	Global Industries Ltd. (b)	24,076
297	Gulf Island Fabrication, Inc.	8,369
3,977	Hercules Offshore, Inc. (b)	13,760
489	Hornbeck Offshore Services, Inc. (b)	10,210
735	Matrix Service Co. (b)	8,952
2,261	Newpark Resources, Inc. (b)	13,928
3,027	Parker Drilling Co. (b)	13,833
362	PHI, Inc. (b)	6,820
982	Pioneer Drilling Co. (b)	8,651
2,028	Tetra Technologies, Inc. (b)	24,073
603	Union Drilling, Inc. (b)	4,390
1,993	Willbros Group, Inc. (b)	19,572

		219,226

	Environmental Services - 0.11%
446	Team, Inc. (b)	10,793

	Food & Staples Retailing - 0.62%
70	Arden Group, Inc.	5,775
975	Ingles Markets, Inc.	18,720

Number of Shares		Value

809	Spartan Stores, Inc. (a)	$13,713
700	Susser Holdings Corp. (b)	9,695
350	Village Super Market, Inc.	11,550

		59,453

	Food Products - 1.31%
1,070	B&G Foods, Inc.	14,691
520	Cal Maine Foods, Inc.	16,422
1,513	Darling International, Inc. (b)	20,093
368	Imperial Sugar Co.	4,920
550	Lancaster Colony Corp. (a)	31,460
279	Seneca Foods Corp. (b)	7,527
502	Snyder’s-Lance, Inc.	11,767
699	The Hain Celestial Group, Inc. (b)	18,915

		125,795

	Gas Utilities - 0.68%
798	Northwest Natural Gas Co.	37,083
773	The Laclede Group, Inc.	28,245

		65,328

	Health Care Equipment & Supplies - 0.89%
389	Cantel Medical Corp.	9,103
616	CONMED Corp. (a)(b)	16,281
449	Greatbatch, Inc. (a)(b)	10,843
278	Orthofix International NV (b)	8,062
602	Symmetry Medical, Inc. (b)	5,569
630	West Pharmaceutical Services, Inc.	25,956
612	Wright Medical Group, Inc. (b)	9,504

		85,318

	Health Care Providers & Services - 3.47%
506	Amedisys, Inc. (a)(b)	16,951
264	American Dental Partners (b)	3,567
1,601	AMN Healthcare Services, Inc. (b)	9,830
573	AmSurg Corp. (b)	12,004
280	Assisted Living Concepts, Inc. (b)	9,108
1,301	BioScrip, Inc. (b)	6,804
890	Cross Country Healthcare, Inc. (b)	7,538
548	Emeritus Corp. (a)(b)	10,801
1,355	Five Star Quality Care, Inc. (b)	9,580
704	Gentiva Health Services, Inc. (b)	18,726
592	Hanger Orthopedic Group, Inc. (a)(b)	12,544
1,408	HealthSouth Corp. (b)	29,160
886	Healthways, Inc. (b)	9,888
249	LHC Group, Inc. (a)(b)	7,470
623	MedCath Corp. (b)	8,691
1,048	Molina Healthcare, Inc. (b)	29,187
317	National Healthcare Corp.	14,668
809	Pharmerica Corp. (b)	9,263
258	Providence Service Corp. (b)	4,146
1,309	PSS World Medical, Inc. (a)(b)	29,583
347	RehabCare Group, Inc. (a)(b)	8,224
1,209	Skilled Healthcare Group, Inc. (b)	10,857
580	Sun Healthcare Group, Inc. (b)	7,343
2,150	Sunrise Senior Living, Inc. (b)	11,718
1,178	Team Health Holdings, Inc. (b)	18,306
936	Triple-S Management Corp. (b)	17,859

		333,816

	Health Care Technology - 0.27%
3,032	Medquist, Inc.	26,227

Number of Shares		Value

	Hotels, Restaurants & Leisure - 4.78%
965	AFC Enterprises, Inc. (b)	$13,414
1,204	Ameristar Casinos, Inc.	18,819
430	Benihana, Inc. (b)	3,496
28	Biglari Holdings, Inc. (b)	11,486
1,070	Bluegreen Corp. (b)	3,445
725	Bob Evans Farms, Inc.	23,896
765	California Pizza Kitchen, Inc. (b)	13,219
1,243	Callaway Golf Co. (a)	10,031
939	Carrols Restaurant Group, Inc. (b)	6,967
454	CEC Entertainment, Inc. (b)	17,629
1,147	Cheesecake Factory, Inc. (a)(b)	35,167
1,184	Choice Hotels International, Inc.	45,312
528	Cracker Barrel Old Country Store, Inc. (a)	28,919
2,662	Denny’s Corp. (b)	9,530
1,607	Dover Downs Gaming & Entertainment, Inc.	5,464
251	Einstein Noah Restaurant Group, Inc. (b)	3,527
985	Isle of Capri Casinos, Inc. (b)	10,067
630	Lubys, Inc. (b)	3,950
744	Marcus Corp.	9,873
1,377	O’Charleys, Inc. (b)	9,914
420	P.F. Chang’s China Bistro, Inc. (a)	20,353
520	Papa Johns International, Inc. (a)(b)	14,404
1,064	Pinnacle Entertainment, Inc. (b)	14,917
436	RC2 Corp. (b)	9,492
573	Red Robin Gourmet Burgers, Inc. (b)	12,302
1,441	Ruby Tuesday, Inc. (a)(b)	18,819
1,727	Scientific Games Corp. (a)(b)	17,201
1,345	Sonic Corp. (b)	13,611
1,156	Speedway Motorsports, Inc.	17,710
711	Vail Resorts, Inc. (a)(b)	37,000

		459,934

	Household Durables - 1.91%
1,184	American Greetings Corp.	26,238
2,652	Beazer Homes USA, Inc. (a)(b)	14,294
422	Blyth, Inc.	14,551
863	Brookfield Homes Corp. (b)	8,112
328	CSS Industries, Inc.	6,760
535	Ethan Allen Interiors, Inc. (a)	10,705
3,144	Furniture Brands International, Inc. (b)	16,160
614	Helen of Troy Ltd. (b)	18,260
2,828	La-Z-Boy, Inc. (a)(b)	25,509
318	Libbey, Inc. (b)	4,919
1,578	Ryland Group, Inc. (a)	26,874
3,871	Sealy Corp. (a)(b)	11,303

		183,685

	Household Products - 0.21%
2,051	Central Garden & Pet Co. (b)	20,264

	Industrial Conglomerates - 0.36%
867	Otter Tail Corp. (a)	19,542
498	Standex International Corp.	14,895

		34,437

	Insurance - 4.79%
319	American Safety Insurance Holdings Ltd. (b)	6,820
461	Amerisafe, Inc. (b)	8,068
742	Argo Group International Holdings, Ltd.	27,788
480	Baldwin & Lyons, Inc.	11,294
1,042	Donegal Group, Inc.	15,088
607	EMC Insurance Group, Inc.	13,742

Number of Shares		Value

1,044	Employers Holdings, Inc. (a)	$18,249
859	FBL Financial Group, Inc.	24,628
2,206	Flagstone Reinsurance Holdings SA	27,796
249	FPIC Insurance Group, Inc. (b)	9,203
1,071	Global Indemnity Plc (b)	21,902
619	Hallmark Financial Services, Inc. (b)	5,633
730	Harleysville Group, Inc.	26,820
1,723	Horace Mann Educators Corp.	31,083
333	Infinity Property & Casuality Corp.	20,579
391	Kansas City Life Insurance Co.	12,915
1,791	Maiden Holdings Ltd.	14,077
1,288	National Financial Partners Corp. (a)(b)	17,259
577	Navigators Group, Inc. (b)	29,052
1,056	Old Republic International Corp. (a)	14,393
764	Presidential Life Corp.	7,587
594	Safety Insurance Group, Inc.	28,257
1,000	Seabright Insurance Holdings, Inc. (a)	9,220
904	State Auto Financial Corp.	15,748
596	Stewart Information Services Corp. (a)	6,872
5,224	The Phoenix Companies, Inc. (b)	13,269
707	United Fire & Casualty Co.	15,780
1,461	Universal Insurance Holdings, Inc.	7,115

		460,237

	Internet & Catalog Retail - 0.21%
2,350	1-800-Flowers.Com, Inc. (b)	6,322
642	NutriSystem, Inc.	13,501

		19,823

	Internet Software & Services - 0.58%
2,873	EarthLink, Inc.	24,707
2,683	RealNetworks, Inc. (b)	11,269
3,065	United Online, Inc. (a)	20,229

		56,205

	IT Services - 2.10%
2,902	CIBER, Inc. (b)	13,581
1,381	Euronet Worldwide, Inc. (a)(b)	24,085
3,456	Global Cash Access Holdings, Inc. (b)	11,025
795	Heartland Payment Systems, Inc. (a)	12,259
806	ManTech International Corp. (b)	33,312
1,440	ModusLink Global Solutions, Inc. (b)	9,648
1,611	Ness Technologies, Inc. (b)	9,569
1,754	SRA International, Inc. (b)	35,870
1,026	Stream Global Svcs, Inc. (b)	4,053
1,437	Teletech Holdings, Inc. (b)	29,588
884	TNS, Inc. (b)	18,387

		201,377

	Leisure Equipment & Products - 0.58%
519	Arctic Cat, Inc. (b)	7,598
511	JAKKS Pacific, Inc. (b)	9,310
1,151	Pool Corporation (a)	25,944
876	Smith & Wesson Holding Corp. (b)	3,276
462	Steinway Musical Instruments, Inc. (b)	9,171

		55,299

	Life Sciences Tools & Services - 0.41%
1,195	Affymetrix, Inc. (b)	6,011
854	Albany Molecular Research, Inc. (b)	4,799
4,245	Cambrex Corp. (b)	21,947
639	Kendle International, Inc. (b)	6,959

		39,716

Number of Shares		Value

	Machinery - 3.52%
784	Albany International Corp.	$18,573
751	Altra Holdings, Inc. (a)(b)	14,915
532	American Railcar Industries, Inc. (b)	11,773
193	Ampco-Pittsburgh Corp.	5,414
464	Astec Industries, Inc. (b)	15,038
1,245	Barnes Group, Inc.	25,734
864	Blount International, Inc. (b)	13,617
183	Cascade Corp.	8,652
709	Chart Industries, Inc. (b)	23,950
445	Columbus McKinnon Corporation (b)	9,042
442	Commercial Vehicle Group, Inc. (a)(b)	7,183
343	Enpro Industries, Inc. (b)	14,255
1,536	Federal Signal Corp.	10,537
1,791	Force Protection, Inc. (b)	9,868
303	Kadant, Inc. (b)	7,142
245	L.B. Foster Co. (b)	10,030
302	Miller Industries, Inc.	4,297
1,000	Mueller Industries, Inc.	32,700
4,125	Mueller Water Products, Inc. - Class A (a)	17,201
363	NACCO Industries, Inc.	39,339
534	Tecumseh Products Co. (b)	6,969
370	Tennant Co.	14,212
573	The Greenbrier Companies, Inc. (a)(b)	12,027
382	Xerium Technologies, Inc. (b)	6,093

		338,561

	Marine - 0.35%
1,475	Eagle Bulk Shipping, Inc. (a)(b)	7,346
633	Genco Shipping & Trading Ltd. (a)(b)	9,114
1,610	Horizon Lines, Inc.	7,036
132	International Shipholding Corp.	3,353
784	TBS International Plc (b)	2,258
693	Ultrapetrol Bahamas Ltd. (a)(b)	4,456

		33,563

	Media - 1.76%
678	A. H. Belo Corp. (b)	5,899
576	Ascent Media Corp. (b)	22,325
719	Carmike Cinemas, Inc. (b)	5,551
895	Entercom Communications Corp. (b)	10,364
447	Fisher Communications, Inc. (b)	9,745
1,539	Harte-Hanks, Inc.	19,652
1,833	Journal Communications, Inc. (b)	9,257
468	Knology, Inc. (b)	7,315
1,209	LIN TV Corp. (b)	6,408
1,412	Lodgenet Interactive Corp. (b)	6,001
1,230	Martha Stewart Living Omnimedia, Inc. Class A (a)(b)	5,437
2,009	Media Gen, Inc. (b)	11,612
925	Scholastic Corp. (a)	27,324
2,209	Sinclair Broadcast Group, Inc.	18,070
501	Westwood One, Inc. (b)	4,574

		169,534

	Metals & Mining - 1.48%
472	A.M. Castle & Co. (b)	8,690
564	AMCOL International Corp.	17,484
305	Brush Engineered Materials, Inc. (b)	11,785
882	Carpenter Technology Corp.	35,493
776	Gibraltar Industries, Inc. (a)(b)	10,530
169	Haynes International, Inc.	7,069

Number of Shares		Value

683	Horsehead Holding Corp. (b)	$8,906
404	Kaiser Aluminum Corp. (a)	20,236
779	Metals USA Holdings Corp. (b)	11,872
225	Olympic Steel, Inc.	6,453
1,815	Sutor Tech Group Ltd. (a)(b)	3,920

		142,438

	Multiline Retail - 0.48%
1,929	Retail Ventures, Inc. (a)(b)	31,442
2,806	Tuesday Morning Corp. (b)	14,816

		46,258

	Multi-Utilities - 0.35%
695	CH Energy Group, Inc.	33,979

	Oil & Gas - 2.75%
759	ATP Oil & Gas Corp. (a)(b)	12,706
159	Chesapeake Utilities Corp.	6,602
1,102	Crosstex Energy, Inc.	9,764
1,456	Delek US Holdings, Inc. (a)	10,600
1,802	DHT Maritime, Inc.	8,379
3,941	International Coal Group, Inc. (a)(b)	30,503
510	James River Coal Co. (a)(b)	12,918
1,408	Patriot Coal Corp. (b)	27,273
985	Penn Virginia Corp.	16,568
334	Petroleum Development Corp. (b)	14,098
5,758	Sandridge Energy, Inc. (a)(b)	42,148
1,506	Stone Energy Corp. (b)	33,569
2,199	W & T Offshore, Inc. (a)	39,296

		264,424

	Oil, Gas & Consumable Fuels - 0.96%
1,047	Cloud Peak Energy, Inc. (a)(b)	24,322
5,088	Cobalt International Energy, Inc. (b)	62,124
525	Green Plains Renewable Energy, Inc. (a)(b)	5,912

		92,358

	Paper & Forest Products - 0.98%
729	Buckeye Technologies, Inc. (a)	15,316
260	Clearwater Paper Corp. (b)	20,357
937	KapStone Paper and Packaging Corp. (b)	14,336
946	Mercer International, Inc. (a)(b)	7,332
337	Neenah Paper, Inc.	6,632
971	P.H. Glatfelter Co.	11,914
1,630	Verso Paper Corp. (b)	5,575
1,532	Wausau Paper Corp.	13,191

		94,653

	Personal Products - 0.51%
1,349	American Oriental Bioengineering, Inc. (a)(b)	3,238
617	Elizabeth Arden, Inc. (b)	14,197
1,088	Revlon, Inc. (b)	10,706
2,257	Schiff Nutrition International, Inc.	20,493

		48,634

	Pharmaceuticals - 0.03%
959	K-V Pharmaceutical Co. (b)	2,445

	Professional Services - 3.53%
829	Administaff, Inc.	24,290
1,435	CBIZ, Inc. (a)(b)	8,954
1,143	CDI Corp.	21,248
350	CRA International, Inc. (b)	8,229
469	Heidrick & Struggles International, Inc.	13,437
288	ICF International, Inc. (b)	7,407
752	Kforce, Inc. (b)	12,167

Number of Shares		Value

1,006	Korn Ferry International (b)	$23,249
1,564	Navigant Consulting, Inc. (b)	14,389
993	On Assignment, Inc. (b)	8,093
1,480	Resources Connection, Inc. (a)	27,514
451	School Specialty, Inc. (b)	6,282
2,261	SFN Group, Inc. (a)(b)	22,067
1,499	TrueBlue, Inc. (b)	26,967
3,106	Verisk Analytics, Inc. (a)(b)	105,853
1,087	Volt Information Sciences, Inc. (b)	9,403

		339,549

	Real Estate - 0.06%
288	Avatar Holdings, Inc. (b)	5,708

	Road & Rail - 1.04%
529	Arkansas Best Corp.	14,505
482	Celadon Group, Inc. (b)	7,129
602	Marten Transport, Ltd.	12,871
912	Old Dominion Freight Lines, Inc. (a)(b)	29,175
1,167	Railamerica, Inc. (b)	15,113
618	Saia, Inc. (b)	10,253
306	U.S.A. Truck, Inc. (a)(b)	4,048
457	Universal Truckload Services, Inc. (b)	7,275

		100,369

	Semiconductor & Semiconductor Equipment - 1.20%
467	ATMI, Inc. (b)	9,312
1,039	Brooks Automation, Inc. (a)(b)	9,424
484	DSP Group, Inc. (b)	3,940
1,992	Entegris, Inc. (b)	14,880
2,313	Integrated Device Technology, Inc. (b)	15,405
2,690	Intersil Corp. (a)	41,076
1,240	Photronics, Inc. (b)	7,328
1,548	Zoran Corp. (b)	13,622

		114,987

	Software - 1.13%
1,379	Ariba, Inc. (a)(b)	32,393
1,059	Epicor Software Corp. (b)	10,696
513	Eplus, Inc. (b)	12,127
925	S1 Corp. (b)	6,383
1,426	Take-Two Interactive Software, Inc. (a)(b)	17,454
2,206	THQ, Inc. (b)	13,368
511	Verint Systems, Inc. (b)	16,199

		108,620

	Specialty Retail - 6.67%
3,475	Bebe Stores, Inc.	20,711
937	Big 5 Sporting Goods Corp. (a)	14,308
1,076	Books-A-Million, Inc.	6,241
9,160	Borders Group, Inc. (b)	8,246
1,454	Brown Shoe Co., Inc.	20,254
905	Build-A-Bear Workshop, Inc. (b)	6,914
1,135	Casual Male Retail Group, Inc. (b)	5,380
646	Cato Corp.	17,707
679	Children’s Place Retail Stores, Inc. (a)(b)	33,706
2,386	Christopher & Banks Corp.	14,674
427	Citi Trends, Inc. (b)	10,483
4,736	Coldwater Creek, Inc. (b)	15,013
886	Conns, Inc. (a)(b)	4,146
241	Destination Maternity Corp. (b)	9,141
1,145	DSW, Inc. (a)(b)	44,769
700	Gander Mountain Co. (b)	3,675

Number of Shares		Value

599	Genesco, Inc. (b)	$22,457
568	Haverty Furniture, Inc.	7,373
1,328	hhgregg, Inc. (a)(b)	27,822
2,216	Hot Topic, Inc.	13,894
624	Jo-Ann Stores, Inc. (b)	37,577
1,140	Lithia Motors, Inc.	16,291
584	Marinemax, Inc. (b)	5,460
1,866	New York & Co, Inc. (b)	8,248
2,239	Pacific Sunwear Of California, Inc. (b)	12,135
1,605	PEP Boys	21,555
1,852	Pier 1 Imports, Inc. (b)	19,446
2,732	Sally Beauty Holdings, Inc. (a)(b)	39,696
476	Shoe Carnival, Inc. (b)	12,852
1,705	Stage Stores, Inc.	29,565
1,393	Stein Mart, Inc.	12,885
1,759	Systemax, Inc. (b)	24,802
2,138	Talbots, Inc. (a)(b)	18,216
1,112	The Buckle, Inc. (a)	41,999
2,474	The Wet Seal, Inc. (b)	9,154
640	West Marine, Inc. (b)	6,771
3,964	Zale Corp. (b)	16,887

		640,453

	Textiles, Apparel & Luxury Goods - 1.79%
1,016	Carter, Inc. (b)	29,982
470	Kenneth Cole Productions, Inc. (b)	5,870
955	K-Swiss, Inc. (b)	11,909
477	Movado Group, Inc. (a)(b)	7,699
450	Oxford Industries, Inc. (a)	11,525
354	Perry Ellis International, Inc. (a)(b)	9,724
4,316	Quiksilver, Inc. (a)(b)	21,882
1,809	Skechers U.S.A., Inc. (b)	36,180
1,219	Timberland Co. (b)	29,975
469	Unifi, Inc. (b)	7,940

		172,686

	Thrifts & Mortgage Finance - 1.29%
1,831	Bank Mutual Corp.	8,752
382	Berkshire Hills Bancorp, Inc.	8,442
3,461	Doral Financial Corp. (b)	4,776
665	First Financial Holdings, Inc.	7,654
6,465	Flagstar Bancorp, Inc. (b)	10,538
773	Flushing Financial Corp.	10,822
3,037	MGIC Investment Corp. (a)(b)	30,948
274	NASB Financial, Inc.	4,592
377	OceanFirst Financial Corp.	4,852
875	Provident New York Bancorp (a)	9,179
1,878	The PMI Group, Inc. (b)	6,197
2,702	TrustCo Bank Corp.	17,131

		123,883

	Tobacco - 0.55%
3,075	Alliance One International, Inc. (b)	13,038
2,326	Vector Group Ltd. (a)	40,286

		53,324

	Trading Companies & Distributors - 2.19%
1,004	Applied Industrial Technologies, Inc.	32,609
1,093	Beacon Roofing Supply, Inc. (a)(b)	19,532
2,020	BlueLinx Holdings, Inc. (b)	7,393
233	DXP Enterprises, Inc. (b)	5,592
1,938	H&E Equipment Services, Inc. (b)	22,423

Number of Shares		Value

771	Interline Brands, Inc. (b)	$17,556
565	Kaman Corp.	16,425
341	Lawson Products, Inc.	8,487
783	Rush Enterprises, Inc. (b)	16,005
909	TAL International Group, Inc.	28,061
245	Titan Machy, Inc. (b)	4,729
509	Watsco, Inc. (a)	32,107

		210,919

	Transportation Infrastructure - 0.23%
1,036	Macquarie Infrastructure Co. LLC (b)	21,932

	Water Utilities - 0.19%
490	California Water Service Group	18,262

	Wireless Telecommunication Services - 0.40%

926	NTELOS Holdings Corp.	17,640
1,197	USA Mobility, Inc.	21,271

		38,911

	Total Common Stocks (Cost $6,831,317)	8,780,026

	REAL ESTATE INVESTMENT TRUSTS - 1.78%
	Real Estate Investment Trusts - 1.78%
378,111	Anthracite Capital, Inc. (a)(b)	681
979	Ashford Hospitality Trust, Inc. (b)	9,447
811	CapLease, Inc.	4,720
2,065	Felcor Lodging Trust, Inc. (b)	14,538
1,356	Glimcher Realty Trust	11,390
5,013	Gramercy Capital Corp. (a)(b)	11,580
975	Kite Realty Group Trust	5,275
467	Mission West Properties, Inc.	3,124
1,899	NorthStar Realty Finance Corp. (a)	9,020
389	Parkway Properties, Inc.	6,815
1,226	Pennsylvania Real Estate Investment Trust (a)	17,814
7,240	RAIT Financial Trust (a)(b)	15,856
580	Sabra Health Care Reit, Inc. (b)	10,672
2,649	Strategic Hotels & Resorts, Inc. (b)	14,013
272	Sun Communities, Inc.	9,060
1,850	Sunstone Hotel Investors, Inc. (a)(b)	19,111
456	Walter Investment Management Corp.	8,181

	Total Real Estate Investment Trusts (Cost $136,015)	171,297

	WARRANTS - 0.00%
5,034	U.S. Concrete, Inc. (c)	0

	Total Warrants (Cost $14,831)	0

	SHORT TERM INVESTMENTS - 6.06%
	Money Market Funds - 6.06%
582,134	Federated Prime Obligations Fund Effective Yield, 0.17%	582,134

	Total Short Term Investments (Cost $582,134)	582,134

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 25.84%
	Money Market Funds - 25.84%
2,484,032	Mount Vernon Prime Portfolio Effective Yield, 0.29%	2,484,032

	Total Investments Purchased as Securities Lending Collateral (Cost $2,484,032)	2,484,032

	Total Investments (Cost $10,048,329) - 125.00%	12,017,489
	Liabilities in Excess of Other Assets - (25.00)%	(2,403,432)

	TOTAL NET ASSETS - 100.00%	$9,614,057

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-Income producing.
(c)	As of December 31, 2010, the Advisor has fair valued this security.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows*:

Cost of investments	$10,048,329

Gross unrealized appreciation	2,125,931
Gross unrealized depreciation	(156,771)

Net unrealized appreciation	$1,969,160

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

AssetMark Enhanced Fundamental Index® Small Company Value Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
December 31, 2010

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Depreciation

Russell 2000 Index Mini Futures	8	$625,840	Mar-11	$(2,316)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, preferred stocks, and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and othe market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

AssetMark Enhanced Fundamental Index®Small Company Value Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$8,780,026	$—	$—	$8,780,026

Real Estate Investment Trusts	171,297	—	—	171,297

Short Term Investments	582,134	—	—	582,134

Investments Purchased as Securities Lending Collateral	2,484,032	—	—	2,484,032

Total Investments in Securities	$12,017,489	$—	$—	$12,017,489

Other Financial Instruments*	$(2,316)	$—	$—	$(2,316)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized depreciation on the instrument.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maintain the Fund’s exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund’s risk and does not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of December 31, 2010

Liability Derivatives 2010

Balance Sheet Location	Value

Variation margin on futures contracts*	$2,316

$2,316

* Includes cumulative appreciation/depreciation as reported in Schedule of Investments..

          The average monthly notional amount of futures during the period ended December 31, 2010 were as follows:

Long Positions	AssetMark Fundamental Index®Small Company Value Fund

Futures	$ 442,777

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AssetMark Funds

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	2/28/2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	2/28/2011

By (Signature and Title)	/s/ Starr Frohlich

Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	2/28/2011